Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.9%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 463,224 $ 4,354,301
Total Long-Term Investments — 99.9%
(Cost: $4,904,542) ............................... 4,354,301
Security Shares Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23%
(a)(b)
.................. 80,247 $ 80,247
Total Short-Term Securities — 1.8%
(Cost: $80,247) ................................. 80,247
Total Investments — 101.7%
(Cost: $4,984,789)
(c)
.............................. 4,434,548
Liabilities in Excess of Other Assets — (1.7) % ............ (73,084)
Net Assets — 100.0% .............................. $ 4,361,464
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 98,504 $ — $ (18,257)
(a)
$ — $ — $ 80,247 80,247 $ 2,395 $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares ... 4,419,153 — — — (64,852) 4,354,301 463,224 197,380 —
$ — $ (64,852) $ 4,434,548 $ 199,775 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,354,301 $ — $ — $ 4,354,301
Short-Term Securities
Money Market Funds ...................................... 80,247 — — 80,247
$ 4,434,548 $ — $ — $ 4,434,548

Additional Financial Information
Schedule of Investments (Unaudited)
September 30, 2023
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR + 1.36%), 6.67%,
04/15/34
(a)(b)
.................... USD 15,000 $ 14,859,444
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. CME Term SOFR at
1.58% Floor + 1.69%), 4.94%, 01/25/35
(a)
396 369,716
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR + 2.41%), 7.72%,
01/15/33
(a)(b)
.................... 2,000 1,978,783
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR + 1.42%), 6.75%,
07/20/34
(a)(b)
.................... 4,000 3,968,000
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.17%, 10/17/34 ............... 1,500 1,484,400
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.57%, 10/17/34 ............... 3,000 2,958,479
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.62%, 10/17/34 ............... 4,500 4,442,289
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.51%, 07/22/32 7,500 7,368,040
Series 2019-10A, Class DR, (3-mo. CME
Term SOFR + 3.16%), 8.51%, 07/22/32 3,500 3,440,928
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR + 2.26%),
7.57%, 10/17/34
(a)(b)
............... 4,500 4,432,728
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR + 1.70%),
7.01%, 01/17/32
(a)(b)
............... 10,000 9,916,000
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR + 2.21%),
7.52%, 10/17/34
(a)(b)
............... 1,500 1,474,822
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.75%, 10/21/28
(a)(b)
......... 1,300 1,293,771
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR + 1.76%), 7.07%,
01/17/31
(a)(b)
.................... 1,000 979,900
Allegro CLO VII Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.22%, 06/13/31
(a)(b)
......... 1,000 981,100
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.65%), 6.97%, 01/19/33
(a)(b)
.... 2,000 1,990,664
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.42%,
10/15/29
(a)(b)
.................... 3,500 3,496,850
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.88%, 11/02/30
(a)(b)
......... 1,578 1,573,256
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 .................... 1,900 1,713,115
Series 2019-SFR1, Class H, 6.04%,
01/19/39 .................... 2,417 2,249,492
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,606,711
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,579,957
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 7,039,745
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 .................... USD 2,000 $ 1,887,541
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 8,727,182
Series 2020-SFR3, Class H, 6.50%,
09/17/37 .................... 1,958 1,850,158
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,172,081
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,241,611
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. CME Term SOFR +
2.56%), 7.91%, 07/22/32
(a)(b)
......... 700 689,928
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.79%, 07/20/34
(a)(b)
7,000 6,938,169
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.72%, 04/15/34
(a)(b)
......... 1,000 988,750
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR + 1.46%), 6.79%, 01/20/35 1,300 1,289,902
Series 2021-20A, Class B, (3-mo. CME
Term SOFR + 2.06%), 7.39%, 01/20/35 1,500 1,489,200
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR +
2.35%), 7.68%, 04/20/35
(a)(b)
......... 5,000 4,884,029
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.13%, 01/28/31
(a)(b)
3,400 3,345,600
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.32%, 07/15/32
(a)(b)
1,000 994,600
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR + 1.46%), 6.77%, 10/15/31 7,650 7,631,640
Series 2018-10A, Class B, (3-mo. CME
Term SOFR + 2.01%), 7.32%, 10/15/31 3,000 2,986,800
Series 2018-10A, Class D, (3-mo. CME
Term SOFR + 3.41%), 8.72%, 10/15/31 1,500 1,455,597
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.65%, 04/15/31
(a)(b)
......... 2,393 2,386,980
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.44%, 04/20/31 ............... 3,000 2,942,736
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR at 2.70% Floor + 2.96%),
8.29%, 04/20/31 ............... 2,000 1,955,171
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.52%, 07/16/31
(a)(b)
......... 1,750 1,732,484
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.54%, 04/20/31
(a)(b)
......... 1,000 983,226
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.16%, 07/25/30 ............... 1,000 991,700
Series 2018-29A, Class B, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.51%, 07/25/30 ............... 1,000 979,699
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.76%, 10/20/31
(a)(b)
.... 4,500 4,487,105

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR + 1.41%),
6.76%, 10/24/34
(a)(b)
............... USD 1,300 $ 1,294,267
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR + 1.41%),
6.74%, 01/20/35
(a)(b)
............... 14,000 13,946,876
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.49%, 07/20/34
(a)(b)
......... 1,000 983,928
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR + 4.40%),
8.06%, 10/15/30
(a)(c)
............... EUR 219 222,658
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.17%, 01/15/32
(a)(b)
......... USD 6,000 5,935,200
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.26%, 04/24/31
(a)(b)
......... 4,500 4,504,573
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.27%, 07/15/34
(a)(b)
......... 1,000 988,400
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.74%, 10/20/34
(a)(b)
......... 7,500 7,451,361
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 1,327,500
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.39%, 07/20/30
(a)(b)
........ 1,000 972,555
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR +
1.56%), 6.94%, 05/24/30
(a)(b)
......... 1,000 981,683
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.74%, 10/15/30 ............... 2,836 2,827,560
Series 2015-4A, Class A3R, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.07%, 10/15/30 ............... 1,500 1,481,100
Series 2015-4A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.37%, 10/15/30 ............... 1,017 998,529
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR +
1.66%), 6.97%, 07/15/30
(a)(b)
......... 1,500 1,481,956
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.20%, 11/27/31
(a)(b)
5,500 5,412,520
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR +
1.36%), 6.71%, 07/26/31
(a)(b)
......... 2,000 1,983,179
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.79%, 10/24/31
(a)(b)
1,700 1,689,425
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(b)
..................... 11,500 7,245
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.52%, 08/23/30
(a)(b)
............... 1,000 989,330
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.36%, 01/23/31
(a)(b)
............... 1,000 993,500
Aurium CLO II DAC, Series 2X, Class ERR,
(3-mo. EURIBOR + 6.08%), 10.01%,
06/22/34
(a)(c)
.................... EUR 200 193,627
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Avoca CLO XV DAC, Series 15X, Class ER, (3-
mo. EURIBOR + 4.13%), 7.79%, 04/15/31
(a)
(c)
........................... EUR 670 $ 629,433
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 8.72%,
10/17/32 .................... USD 1,000 977,366
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.77%,
07/24/34 .................... 6,750 6,703,393
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.71%,
01/22/35 .................... 2,250 2,194,946
Series 2022-1A, Class B, (3-mo. CME Term
SOFR + 1.85%), 7.16%, 04/18/35 ... 5,000 4,850,500
Series 2022-1A, Class C, (3-mo. CME Term
SOFR + 2.20%), 7.51%, 04/18/35 ... 7,000 6,745,232
Series 2022-1A, Class D, (3-mo. CME Term
SOFR + 3.20%), 8.51%, 04/18/35 ... 2,500 2,358,599
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR + 2.21%), 7.54%, 10/20/31 4,500 4,426,900
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR + 3.21%), 8.54%, 10/20/31 2,000 2,001,444
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.51%, 10/22/32
(a)(b)
......... 3,250 3,162,411
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR + 3.71%),
9.02%, 10/15/36
(a)(b)
............... 2,000 1,866,994
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.66%, 01/25/35
(a)(b)
.... 2,000 1,907,488
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME
Term SOFR + 2.26%), 7.57%, 04/15/34 3,000 2,904,846
Series 2021-19A, Class D, (3-mo. CME
Term SOFR + 3.51%), 8.82%, 04/15/34 3,000 2,846,548
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.71%, 12/19/32
(a)(b)
........ 5,000 4,977,752
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR + 5.91%), 9.61%,
07/22/34
(a)(c)
.................... EUR 200 188,934
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR + 1.36%), 5.33%, 01/25/35 USD 401 401,122
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR + 0.45%), 5.77%, 09/25/36 417 408,474
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR + 0.25%), 5.57%, 03/25/37 1,992 1,784,440
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR + 0.25%), 5.57%, 03/25/37 1,917 1,724,428
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR + 0.25%), 5.57%, 04/25/37 3,515 5,002,789
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR + 1.84%), 5.13%, 04/25/34
(a)
. 1,484 1,455,509
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR + 1.36%), 6.69%, 01/20/31
(a)(b)
... 1,412 1,410,266
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. CME Term
SOFR + 1.61%), 6.92%, 01/15/33 ... 7,000 6,992,458

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-19A, Class B, (3-mo. CME
Term SOFR + 2.26%), 7.57%, 01/15/33 USD 4,250 $ 4,234,700
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR + 1.41%), 6.72%, 07/18/31 2,200 2,191,387
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR + 1.96%), 7.27%, 07/18/31 1,000 991,900
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME
Term SOFR + 2.06%), 7.38%, 01/19/35 7,500 7,338,751
Series 2021-3A, Class C, (3-mo. CME Term
SOFR + 2.51%), 7.83%, 01/19/35 ... 5,000 4,909,512
Birch Grove CLO Ltd., Series 19A, Class CR,
(3-mo. CME Term SOFR + 2.46%), 7.87%,
06/15/31
(a)(b)
.................... 2,000 1,985,729
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.07%, 04/15/34
(a)(c)
......... EUR 300 290,242
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.79%, 10/22/30
(a)(b)
.... USD 802 798,951
BlueMountain Fuji Eur CLO IV DAC, Series
4X, Class ER, (3-mo. EURIBOR + 6.21%),
10.04%, 02/25/34
(a)(c)
.............. EUR 700 680,672
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.34%, 07/20/34
(a)(b)
.... USD 5,000 4,922,500
Bridgepoint CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR + 4.25%), 7.91%,
01/15/34
(a)(c)
.................... EUR 750 775,832
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR + 1.91%), 7.22%, 07/18/34 USD 9,000 8,921,700
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR + 2.26%), 7.57%, 07/18/34 2,500 2,441,719
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.47%, 07/15/31 ............... 1,500 1,466,137
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.32%, 10/15/31 ............... 1,250 1,237,000
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.57%, 07/15/30 ............... 5,000 4,933,471
Series 2022-1A, Class C, (3-mo. CME Term
SOFR + 2.20%), 7.51%, 04/15/35 ... 2,000 1,922,583
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.47%,
07/15/31 .................... 1,000 982,224
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.62%, 07/15/34 ............... 1,000 976,277
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR + 3.41%), 8.72%, 07/15/34 1,000 980,412
Series 2020-3A, Class C, (3-mo. CME Term
SOFR + 2.76%), 8.07%, 01/15/34 ... 1,000 993,980
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.48%, 04/30/31
(a)(b)
......... 1,000 980,342
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 04/20/31 ............... 2,700 2,663,550
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class A2R, (3-mo. CME
Term SOFR + 1.96%), 7.29%, 10/20/32 USD 5,000 $ 4,966,500
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR + 2.56%), 7.89%, 10/20/32 4,000 3,957,607
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.68%, 04/25/36
(a)
2,876 2,398,164
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.46%,
07/16/31
(a)(b)
.................... 1,995 1,945,596
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.54%, 07/20/32
(a)(b)
......... 7,000 6,833,107
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/20/34 .................... 6,500 6,390,609
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.84%,
07/20/34 .................... 5,000 4,868,523
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.46%), 7.77%, 10/15/34 ... 2,000 1,977,020
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.51%), 8.82%, 10/15/34 ... 3,000 2,925,379
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR + 3.96%),
9.29%, 04/20/29
(a)(b)
............... 1,000 993,578
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR + 1.51%), 6.84%, 07/20/30 ... 871 870,029
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.02%,
01/20/34 .................... 4,000 3,988,856
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR +
1.91%), 7.26%, 07/23/34
(a)(b)
......... 5,000 4,874,500
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,426,542
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.67%, 07/17/31
(a)(b)
1,750 1,746,500
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.90%, 04/20/34
(a)(b)
1,950 1,858,992
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.27%, 01/15/34
(a)(c)
.... EUR 200 191,082
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR + 1.56%), 6.92%, 04/27/31 USD 1,700 1,674,170
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR + 2.16%), 7.51%, 04/24/30 500 494,954
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR + 2.61%), 7.96%, 10/22/31 1,000 993,800
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.51%, 01/22/31 ............... 1,000 984,859
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR + 1.96%), 7.30%, 10/21/31 7,000 6,931,400
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.81%,
07/20/30 .................... 3,170 3,162,157
Series 2017-5A, Class B, (3-mo. CME Term
SOFR + 2.11%), 7.42%, 11/16/30 .... 500 492,588

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.66%), 6.97%, 04/18/31 ... USD 1,000 $ 986,400
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.72%,
10/17/31 .................... 2,700 2,692,058
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.67%,
10/17/31 .................... 2,000 1,959,343
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.32%, 01/15/35 ............... 2,200 2,181,740
Series 2019-6A, Class A1, (3-mo. CME Term
SOFR + 1.59%), 6.90%, 01/16/33 ... 8,500 8,481,807
Series 2019-6A, Class D, (3-mo. CME Term
SOFR + 4.21%), 9.52%, 01/16/33 ... 1,150 1,115,855
Series 2021-1A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.41%, 04/25/33 ... 10,500 10,281,677
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.57%,
07/15/36 .................... 1,500 1,473,555
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.71%,
10/15/34 .................... 600 596,604
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.31% Floor + 0.58%), 5.90%,
08/25/36
(a)
..................... 2,890 2,568,306
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.79%, 10/20/30 ............... 4,996 4,977,129
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 10/20/30 ............... 3,000 2,943,600
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/32 ............... 2,500 2,465,412
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.69%, 04/20/32 ............... 1,000 982,512
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR + 2.26%), 7.57%, 04/15/34 4,000 3,893,662
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR + 3.26%), 8.57%, 04/15/34 3,100 3,013,567
Series 2021-2A, Class B, (3-mo. CME Term
SOFR + 2.01%), 7.34%, 07/20/34 ... 14,000 13,798,400
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.26%), 7.59%, 07/20/34 ... 5,000 4,886,060
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.31%), 8.64%, 07/20/34 ... 2,500 2,480,014
Series 2021-2A, Class E, (3-mo. CME Term
SOFR + 6.76%), 12.09%, 07/20/34 ... 1,325 1,299,679
Series 2021-3A, Class B, (3-mo. CME Term
SOFR + 2.01%), 7.36%, 01/25/35 ... 5,000 4,920,500
Series 2021-3A, Class C, (3-mo. CME Term
SOFR + 2.31%), 7.66%, 01/25/35 ... 3,000 2,917,983
Series 2021-3A, Class D, (3-mo. CME Term
SOFR + 3.36%), 8.71%, 01/25/35 ... 1,000 965,645
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.71%, 10/25/33
(a)(b)
......... 7,300 7,246,725
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 282 283,895
Series 1997-7, Class M1, 7.03%, 07/15/28 1,517 1,485,016
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO IX DAC, Series 9X, Class E, (3-
mo. EURIBOR + 6.01%), 9.71%, 01/24/34
(a)
(c)
........................... EUR 472 $ 445,113
Contego CLO VII DAC, Series 7X, Class D, (3-
mo. EURIBOR + 3.95%), 7.65%, 05/14/32
(a)
(c)
........................... 200 201,650
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR + 0.45%), 5.77%,
07/25/37
(a)(b)
.................... USD 1,225 771,335
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR + 3.15%),
7.00%, 12/15/34
(a)(c)
............... EUR 200 195,556
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR + 6.58%),
10.36%, 04/15/35
(a)(c)
.............. 400 422,902
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.77%,
10/20/30
(a)(b)
.................... USD 726 724,870
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR +
2.31%), 7.62%, 07/18/30
(a)(b)
......... 2,000 1,962,204
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.32%, 01/17/32
(a)(b)
........ 8,000 7,820,166
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR +
2.31%), 7.62%, 04/15/28
(a)(b)
......... 5,250 5,212,220
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.72%, 01/15/34 ............... 3,500 3,438,849
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.67%, 04/15/31 ............... 2,500 2,483,750
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR + 2.31%), 7.62%, 10/15/34 3,500 3,413,802
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR + 3.36%), 8.67%, 10/15/34 3,000 2,927,401
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR + 2.31%), 7.66%,
10/25/30
(a)(b)
.................... 3,000 2,944,415
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.04%, 10/20/33 ............... 2,500 2,499,217
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 4.40% Floor + 4.66%),
9.99%, 10/20/33 ............... 2,000 1,988,781
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.27%,
04/15/33 .................... 1,250 1,243,000
Series 2020-1A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.72%,
04/15/33 .................... 5,500 5,412,008
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR + 2.16%),
7.49%, 07/20/34
(a)(b)
............... 1,500 1,469,493
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR + 3.36%),
8.69%, 10/20/34
(a)(b)
............... 2,000 1,961,896
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class A, (3-mo. CME Term
SOFR at 1.39% Floor + 1.65%), 6.96%,
01/17/34 .................... 2,000 1,996,776

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR + 1.63%), 0.00%, 01/17/34 USD 4,000 $ 4,000,000
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR + 3.21%),
8.54%, 10/20/34
(a)(b)
............... 2,000 1,940,715
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR + 5.90%),
9.68%, 08/15/36
(a)(c)
............... EUR 238 253,555
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.12% Floor + 0.35%),
5.67%, 10/25/36 ............... USD 3,112 2,044,880
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.16% Floor + 0.43%),
5.75%, 10/25/36 ............... 1,825 1,165,940
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.58%, 12/25/36 ............... 2,257 1,947,912
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.37% Floor + 0.67%),
5.99%, 01/25/36 ............... 4,848 4,604,091
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,434,664
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,688,533
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR + 1.24%), 6.61%, 05/15/30 2,048 2,033,708
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.53%, 05/15/30 ............... 1,000 988,766
Flatiron CLO 20 Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR + 4.05%), 9.43%,
11/20/33
(a)(b)
.................... 1,000 965,856
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. LIBOR
USD + 1.85%), 7.43%, 07/19/34 .... 2,000 1,956,528
Series 2021-1A, Class D, (3-mo. LIBOR
USD + 2.90%), 8.48%, 07/19/34 .... 2,500 2,399,056
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,458,025
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR + 2.90%),
8.23%, 10/19/39
(a)(b)
............... 8,500 8,504,723
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class C, (3-mo. CME Term SOFR + 1.96%),
7.27%, 01/15/31
(a)(b)
............... 500 487,503
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. CME Term SOFR at 1.02%
Floor + 1.28%), 6.65%, 05/16/31
(a)(b)
.... 2,923 2,915,350
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.76%, 01/22/31
(a)(b)
......... 7,524 7,507,285
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR + 2.71%), 8.06%,
01/22/35
(a)(b)
.................... 1,000 998,903
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR + 1.63%),
6.98%, 01/22/33
(a)(b)
............... 3,000 2,993,603
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.75% Floor + 1.70%), 7.34%, 10/20/34 8,500 8,337,001
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.84%,
10/20/34 .................... USD 3,000 $ 2,940,670
Series 9A, Class E, (3-mo. CME Term
SOFR at 6.85% Floor + 7.11%), 12.44%,
10/20/34 .................... 1,000 948,471
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.76%, 10/15/30
(a)(b)
......... 2,160 2,154,989
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR + 2.06%), 7.39%, 04/20/34
(a)(b)
9,500 9,273,819
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo. CME
Term SOFR + 1.86%), 7.19%, 07/20/34
(a)(b)
1,000 988,800
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR + 1.56%), 6.89%, 04/20/30
(a)(b)
... 2,000 1,970,701
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.61%, 04/24/31
(a)(b)
............... 1,000 986,762
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR + 2.31%), 7.64%, 10/20/32 2,000 1,976,719
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR + 3.41%), 8.74%, 10/20/32 1,000 986,643
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3-mo. CME
Term SOFR + 1.80%), 7.13%, 04/20/35
(a)(b)
800 790,720
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.23%,
10/29/29
(a)(b)
.................... 900 896,428
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.71%,
07/20/31
(a)(b)
.................... 3,300 3,292,108
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.54%, 10/20/34 ............... 3,000 2,937,223
Series 2021-11A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.59%, 10/20/34 ............... 1,000 955,853
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR + 1.58%), 6.91%, 01/20/34
(a)(b)
... 2,500 2,479,863
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. CME Term
SOFR + 3.06%), 8.39%, 01/20/34
(a)(b)
... 2,000 1,993,139
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term SOFR
+ 2.06%), 7.39%, 07/20/34
(a)(b)
........ 5,915 5,899,030
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.79%,
01/25/35
(a)(b)
.................... 1,000 988,649
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.12%, 12/15/34 .. GBP 100 95,172
Series B2,  (1D GBOIS at 0.83% Floor +
2.20%), 7.38%, 03/15/36
(c)
........ 100 95,179

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,370 $ 3,079,016
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR + 2.71%),
8.06%, 04/15/33
(a)(b)
............... 3,000 2,931,393
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR + 0.81%), 6.13%, 12/25/35 1,025 439,329
Series 2006-4, Class 1A1, 3.66%, 03/25/36 2,595 1,768,149
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR + 0.47%), 5.79%, 03/25/36 ... 3,444 1,094,198
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,272 738,104
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.57%, 11/25/36 ............... 6,443 3,016,016
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR + 0.59%), 5.91%, 08/25/36 1,380 1,060,060
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.73%, 07/28/31
(a)(b)
......... 1,000 996,499
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (3-mo. CME Term
SOFR + 1.63%), 6.94%, 04/15/33 ... 7,500 7,557,922
Series 2020-IA, Class B, (3-mo. CME Term
SOFR + 2.26%), 7.57%, 04/15/33 ... 2,000 1,987,800
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR + 1.46%), 6.77%, 07/15/34 ... 7,000 6,954,581
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR + 2.11%), 7.42%, 07/15/34 .... 1,250 1,248,125
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR + 1.71%),
7.08%, 11/30/32
(a)(b)
............... 11,000 10,970,289
HalseyPoint CLO 4 Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR + 2.41%),
7.74%, 04/20/34
(a)(b)
............... 1,750 1,714,444
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.43%,
01/30/35 .................... 3,500 3,480,400
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.13%,
01/30/35 .................... 3,000 2,927,960
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.94%, 01/20/33 ............... 11,050 11,028,302
Series 2019-1A, Class B1, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.79%, 01/20/33 ............... 2,500 2,494,027
Harvest CLO XVI DAC, Series 16X, Class
ER, (3-mo. EURIBOR + 5.57%), 9.23%,
10/15/31
(a)(c)
.................... EUR 235 223,531
Henley CLO IV DAC, Series 4X, Class E, (3-
mo. EURIBOR + 5.25%), 8.97%, 04/25/34
(a)
(c)
........................... 300 284,721
Highbridge Loan Management Ltd., Series
12A-18, Class B, (3-mo. CME Term SOFR +
2.11%), 7.42%, 07/18/31
(a)(b)
......... USD 1,000 982,957
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,627 8,203,283
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.16%), 8.47%, 07/15/34 ... USD 500 $ 491,829
Series 2022-1A, Class B, (3-mo. CME Term
SOFR + 1.80%), 7.13%, 04/20/35 ... 3,125 3,071,875
Series 2022-1A, Class C, (3-mo. CME Term
SOFR + 2.15%), 7.48%, 04/20/35 ... 5,000 4,819,468
Invesco Euro CLO III DAC, Series 3X, Class
F, (3-mo. EURIBOR + 8.07%), 11.73%,
07/15/32
(a)(c)
.................... EUR 197 193,867
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR + 1.21%),
6.55%, 01/17/38
(a)(b)
............... USD 2,690 2,688,262
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 6.23%,
07/25/36
(a)
..................... 2,975 2,448,691
KKR CLO 18 Ltd., Series 18, Class CR,
(3-mo. CME Term SOFR + 2.36%), 7.67%,
07/18/30
(a)(b)
.................... 8,050 7,966,151
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR + 1.85%), 7.16%, 10/15/32 ... 4,250 4,165,850
Series 27A, Class CR, (3-mo. CME Term
SOFR + 2.25%), 7.56%, 10/15/32 ... 1,450 1,423,221
KKR CLO 35 Ltd., Series 35A, Class B,
(3-mo. CME Term SOFR + 1.96%), 7.29%,
10/20/34
(a)(b)
.................... 3,657 3,575,222
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR + 3.25%), 8.56%,
04/15/35
(a)(b)
.................... 5,250 5,059,108
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.24%, 07/20/30
(a)(b)
............... 350 347,235
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.73%,
12/25/37
(a)
..................... 5,992 6,003,784
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.95%,
08/25/45 .................... 1,608 1,537,488
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.73%,
05/25/36 .................... 21,241 11,823,597
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.15% Floor + 0.41%), 5.73%,
07/25/36 .................... 5,777 2,203,667
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.16% Floor + 0.42%), 5.74%,
08/25/36 .................... 6,361 3,206,917
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.03%, 01/25/36 ............... 1,390 1,174,472
Lucali CLO Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR + 3.86%), 9.17%,
01/15/33
(a)(b)
.................... 2,250 2,178,827
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.52%, 07/27/30 ............... 4,080 4,025,113
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR + 3.26%), 8.62%, 07/27/30 1,315 1,287,254
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. CME Term SOFR +
2.46%), 7.77%, 10/18/30
(a)(b)
......... 5,450 5,428,705

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.83%, 07/29/30
(a)(b)
......... USD 3,434 $ 3,430,329
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME
Term SOFR + 2.06%), 7.39%, 04/20/30 1,600 1,569,371
Series 2018-27A, Class C, (3-mo. CME
Term SOFR + 2.86%), 8.19%, 04/20/30 1,000 974,525
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR + 1.80%), 7.11%, 10/15/32 6,000 5,935,200
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR + 2.20%), 7.51%, 10/15/32 4,750 4,671,296
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR + 3.10%), 8.41%, 10/15/32 2,000 1,950,814
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.96%,
04/25/32
(a)(b)
.................... 2,250 2,193,548
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.07%, 12/18/30
(a)(b)
.... 1,500 1,469,700
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR + 6.40%), 10.25%, 07/15/36
(a)(c)
EUR 100 105,325
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.33%, 01/16/34
(a)(c)
............... 100 97,132
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.26% Floor + 0.63%), 5.95%,
06/25/36
(a)(b)
.................... USD 1,898 1,628,662
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR + 1.81%), 7.14%,
10/20/30
(a)(b)
.................... 5,862 5,804,552
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(a)(d)
597 129,802
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.60%, 10/21/30
(a)(b)
... 1,250 1,225,762
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR +
6.76%), 12.07%, 07/15/34
(a)(b)
........ 2,600 2,432,403
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.89%, 04/20/34
(a)(b)
1,000 986,832
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.22%, 10/17/30 ............... 800 794,080
Series 2016-22A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.77%, 10/17/30 ............... 1,000 977,457
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class D, (3-mo.
CME Term SOFR at 2.65% Floor + 2.91%),
8.22%, 10/18/30
(a)(b)
............... 3,250 3,166,649
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME
Term SOFR + 3.36%), 8.68%, 10/19/31
(a)(b)
500 492,715
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. CME
Term SOFR + 1.60%), 6.92%, 01/19/33
(a)(b)
8,450 8,421,774
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.39%, 07/20/31
(a)(b)
............... 1,563 1,531,202
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 40
Ltd., Series 2021-40A, Class C, (3-mo.
CME Term SOFR at 1.75% Floor + 2.01%),
7.32%, 04/16/33
(a)(b)
............... USD 1,000 $ 978,390
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.70%,
10/14/35
(a)(b)
.................... 12,250 12,170,509
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 9.18%, 04/17/34
(a)
(c)
........................... EUR 188 180,942
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,065,856
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR + 1.36%),
6.72%, 12/21/29
(a)(b)
............... 4,115 4,102,788
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 9.44%, 05/15/34
(a)(c)
.... EUR 100 93,147
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR + 1.38%), 6.71%, 10/20/34 ... USD 4,418 4,381,409
Series 2021-1A, Class C, (3-mo. CME Term
SOFR + 2.21%), 7.54%, 10/20/34 ... 2,500 2,445,949
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
407 382,924
Series 1999-C, Class A2, 7.48%, 08/15/27 2,169 1,726,566
Series 2001-D, Class A3, 5.90%, 12/15/22
(a)
300 142,007
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
2 1,615
OCP CLO Ltd.
(a)(b)
Series 2014-6A, Class A1R, (3-mo. CME
Term SOFR at 1.26% Floor + 1.52%),
6.83%, 10/17/30 ............... 10,727 10,708,247
Series 2014-6A, Class A2R, (3-mo. CME
Term SOFR at 1.72% Floor + 1.98%),
7.29%, 10/17/30 ............... 7,500 7,440,000
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR + 2.31%), 7.66%, 01/26/34 3,700 3,628,935
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR + 3.21%), 8.56%, 01/26/34 2,000 1,967,060
Series 2016-11A, Class A1AR, (3-mo. CME
Term SOFR at 1.27% Floor + 1.53%),
6.88%, 10/26/30 ............... 892 889,690
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR + 1.96%), 7.29%, 07/20/31 1,000 990,500
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.39%, 04/10/33 ............... 2,500 2,432,741
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR + 2.26%), 7.59%, 07/20/32 6,000 5,885,758
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.69%, 10/20/34 ............... 7,500 7,278,467
Series 2021-22A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 12/02/34 ............... 4,500 4,379,051
Series 2021-22A, Class D, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.69%, 12/02/34 ............... 1,250 1,225,206
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
+ 5.00%), 8.66%, 01/15/32 ........ EUR 298 304,736
Series 2017-2X, Class F, (3-mo. EURIBOR
+ 6.40%), 10.06%, 01/15/32 ....... 200 191,525

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.17%, 07/15/30 ............... USD 6,000 $ 5,911,800
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.37%, 07/15/30 ............... 2,250 2,183,168
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.71%,
01/24/33
(a)(b)
.................... 1,532 1,482,221
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.66%), 6.99%, 01/20/30
(a)
(b)
........................... 2,000 1,967,000
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term SOFR
at 2.60% Floor + 2.86%), 8.19%, 01/20/31
(a)
(b)
........................... 1,000 933,697
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
01/20/35
(a)(b)
.................... 3,000 2,927,232
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.27%, 10/15/33 ............... 8,500 8,402,250
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.72%, 10/15/33 ............... 3,800 3,769,747
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR + 1.44%), 6.82%, 11/18/31 13,212 13,168,664
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR + 1.96%), 7.34%, 11/18/31 1,500 1,480,650
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD + 2.20%), 7.80%, 04/21/34 .... 1,500 1,495,165
Series 2019-2A, Class DR, (3-mo. LIBOR
USD + 3.30%), 8.90%, 04/21/34 .... 1,000 962,966
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR +
1.40%), 6.73%, 07/02/35
(a)(b)
......... 2,000 1,987,000
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at
3.15% Floor + 3.41%), 8.74%, 07/20/34
(a)(b)
1,000 959,053
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR +
3.16%), 8.54%, 02/20/34
(a)(b)
......... 5,970 5,726,211
OHA Credit Partners XI Ltd., Series 2015-
11A, Class DR, (3-mo. CME Term SOFR +
3.21%), 8.54%, 01/20/32
(a)(b)
......... 400 389,612
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME
Term SOFR + 1.76%), 7.10%, 01/21/30 1,000 991,500
Series 2017-14A, Class C, (3-mo. CME
Term SOFR + 2.06%), 7.40%, 01/21/30 1,500 1,475,843
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR + 1.41%),
6.72%, 10/18/34
(a)(b)
............... 13,500 13,412,451
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR + 3.46%), 8.78%, 01/19/37 4,750 4,475,938
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.21%), 7.54%, 01/20/33 2,250 2,217,096
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.42%, 10/17/31 ............... USD 2,950 $ 2,895,870
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.02%, 01/17/31 ............... 6,650 6,597,465
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.69%, 07/20/30 ............... 6,307 6,293,344
Series 2018-1A, Class A2, (3-mo. CME Term
SOFR + 1.71%), 7.02%, 04/18/31 ... 10,000 9,897,000
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 2.01%), 7.32%, 04/18/31 ... 2,000 1,963,802
Series 2018-2A, Class A2, (3-mo. CME Term
SOFR + 1.91%), 7.22%, 07/16/31 ... 1,000 991,500
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.78%, 11/14/34 ............... 7,000 6,962,571
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.33%, 11/14/34 ............... 7,000 6,929,300
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.63%, 11/14/34 ............... 2,500 2,454,142
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.68%, 11/14/34 ............... 3,750 3,689,900
Series 2020-3A, Class BR, (3-mo. CME
Term SOFR + 2.21%), 7.58%, 11/15/31 2,000 1,976,622
Series 2021-1A, Class B, (3-mo. CME Term
SOFR + 1.96%), 7.29%, 04/20/34 ... 7,000 6,793,105
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.37%, 07/15/34 ... 2,000 1,949,471
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.16%), 8.47%, 07/15/34 ... 4,000 3,869,074
Series 2021-3A, Class B, (3-mo. CME Term
SOFR + 1.91%), 7.22%, 01/15/35 ... 7,000 6,951,000
Series 2021-3A, Class C, (3-mo. CME Term
SOFR + 2.21%), 7.52%, 01/15/35 ... 5,000 4,905,733
Series 2021-3A, Class D, (3-mo. CME Term
SOFR + 3.21%), 8.52%, 01/15/35 ... 2,000 1,944,340
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.22%,
10/15/34 .................... 7,250 7,199,250
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.52%,
10/15/34 .................... 4,850 4,768,108
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.52%,
10/15/34 .................... 7,000 6,904,842
Series 2022-1A, Class B, (3-mo. CME Term
SOFR + 1.80%), 7.13%, 04/20/35 ... 1,000 989,500
Series 2022-1A, Class C, (3-mo. CME Term
SOFR + 2.05%), 7.38%, 04/20/35 ... 3,500 3,404,629
Series 2022-1A, Class D, (3-mo. CME Term
SOFR + 3.05%), 8.38%, 04/20/35 ... 3,250 3,110,936
Palmer Square European CLO DAC, Series
2023-1X, Class D, (3-mo. EURIBOR +
6.20%), 10.05%, 07/15/36
(a)(c)
......... EUR 276 292,424
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.44%, 08/23/31 ............... USD 2,600 2,558,660

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 10/20/31 ............... USD 4,700 $ 4,605,060
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.82%,
07/15/34 .................... 6,000 5,875,151
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.32%, 10/18/34 ............... 5,000 4,957,500
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.82%, 10/18/34 ............... 2,350 2,312,849
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR + 1.96%), 7.34%,
05/18/34
(a)(b)
.................... 1,000 981,900
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR + 2.01%), 7.34%,
07/20/34
(a)(b)
.................... 2,000 1,992,200
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR + 2.01%), 7.37%,
10/27/34
(a)(b)
.................... 7,000 6,965,000
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.32%,
10/15/34 .................... 10,000 9,916,000
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.77%,
10/15/34 .................... 3,500 3,424,761
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.87%,
10/15/34 .................... 1,200 1,174,364
Series 2022-1A, Class D, (3-mo. CME Term
SOFR + 3.20%), 8.53%, 04/20/35 ... 1,750 1,709,331
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.76%, 10/18/34 ............... 6,000 5,931,236
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.22%, 10/18/34 ............... 3,000 2,930,400
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
.. 2,433 2,249,029
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,890,152
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 12,046,245
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,148,852
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,253,890
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,459 7,039,582
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,971 4,839,255
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,599,117
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,516,946
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,917,592
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.65%, 10/15/31 ............... USD 5,375 $ 5,354,475
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.07%, 10/15/31 ............... 5,000 4,942,129
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR + 1.74%), 7.05%, 04/15/32 ... 15,500 15,496,570
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.12%, 04/15/32 ............... 4,000 3,929,200
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR + 1.96%), 7.31%,
07/24/32
(a)(b)
.................... 3,000 2,956,200
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.97%, 01/15/34
(a)(b)
......... 1,250 1,252,225
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME
Term SOFR + 2.01%), 7.36%, 04/23/34 3,750 3,617,113
Series 2021-10A, Class D, (3-mo. CME
Term SOFR + 3.01%), 8.36%, 04/23/34 2,000 1,930,058
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME
Term SOFR + 2.31%), 7.68%, 10/30/34 1,375 1,338,711
Series 2021-12A, Class D, (3-mo. CME
Term SOFR + 3.31%), 8.68%, 10/30/34 3,375 3,260,339
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME
Term SOFR + 2.26%), 7.57%, 01/15/35 3,500 3,396,445
Series 2021-14A, Class D, (3-mo. CME
Term SOFR + 3.26%), 8.57%, 01/15/35 1,000 987,619
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME
Term SOFR + 1.91%), 7.24%, 01/20/34 7,000 6,883,100
Series 2021-15A, Class C, (3-mo. CME
Term SOFR + 2.31%), 7.64%, 01/20/34 1,650 1,621,098
Series 2021-15A, Class D, (3-mo. CME
Term SOFR + 3.31%), 8.64%, 01/20/34 2,900 2,870,299
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. CME Term SOFR + 3.96%),
9.27%, 01/15/29
(a)(b)
............... 4,500 4,488,449
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.37%,
04/17/30 .................... 10,000 9,974,000
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 2.45% Floor + 2.71%), 8.02%,
04/17/30 .................... 1,000 1,003,871
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR + 2.41%),
7.74%, 04/20/34
(a)(b)
............... 1,000 994,541
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR +
2.31%), 7.71%, 06/20/34
(a)(b)
......... 750 740,947
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.82%, 10/17/30
(a)(b)
.... 2,997 2,990,786
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.37%, 01/17/31
(a)(b)
........ 1,500 1,473,086

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR +
1.36%), 6.67%, 10/15/32
(a)(b)
......... USD 10,000 $ 9,917,388
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.67%, 07/15/31
(a)(b)
............... 1,250 1,239,672
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR + 2.31%),
7.62%, 01/15/33
(a)(b)
............... 6,700 6,695,310
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.12%, 10/15/33
(a)(b)
.... 500 498,645
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR + 2.31%), 7.64%, 01/20/35 ... 3,000 2,962,447
Series 2021-4A, Class D, (3-mo. CME Term
SOFR + 3.31%), 8.64%, 01/20/35 ... 2,000 1,949,972
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.37%, 01/18/34
(a)(b)
......... 1,000 969,679
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR +
3.00%), 6.18%, 07/16/34 ......... EUR 400 389,757
Series 1X, Class D, (3-mo. EURIBOR +
5.95%), 9.61%, 07/16/34 ......... 357 348,035
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR + 1.91%), 7.24%, 04/20/34 USD 3,500 3,413,900
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.39%,
10/20/30 .................... 2,300 2,261,102
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.72% Floor + 1.98%), 7.36%,
05/20/31 .................... 1,000 991,700
Series 2018-2A, Class A, (3-mo. CME Term
SOFR + 1.42%), 6.75%, 10/20/31 ... 3,500 3,488,450
Series 2018-2A, Class B, (3-mo. CME Term
SOFR + 2.06%), 7.39%, 10/20/31 ... 1,125 1,115,437
Series 2018-2A, Class C, (3-mo. CME Term
SOFR + 2.46%), 7.79%, 10/20/31 ... 700 689,660
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.64%, 08/20/32 ............... 5,500 5,417,928
Series 2020-1A, Class A, (3-mo. CME Term
SOFR + 1.54%), 6.87%, 01/20/32 ... 10,000 9,906,619
Series 2021-2A, Class C, (3-mo. CME Term
SOFR + 2.36%), 7.69%, 07/20/34 ... 2,000 1,948,371
Series 2021-2A, Class D, (3-mo. CME Term
SOFR + 3.51%), 8.84%, 07/20/34 ... 1,250 1,228,743
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.74%,
10/20/34 .................... 3,000 2,954,017
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
CME Term SOFR at 2.25% Floor + 2.51%),
7.82%, 10/15/31
(a)(b)
............... 1,250 1,221,450
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.37%, 04/17/34
(a)(b)
.... 630 620,550
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR + 1.96%), 7.30%, 07/21/34 ... 9,500 9,302,605
Series 2021-9A, Class C, (3-mo. CME Term
SOFR + 2.31%), 7.65%, 07/21/34 ... 2,000 1,951,015
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. CME Term SOFR + 2.16%),
7.49%, 04/20/29
(a)(b)
............... USD 2,000 $ 1,985,583
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR + 2.41%), 7.76%, 10/26/34 5,000 4,778,978
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR + 3.46%), 8.81%, 10/26/34 2,300 2,061,222
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR + 1.76%), 7.13%, 04/30/32 ... 5,000 4,968,009
Series 2019-1A, Class B, (3-mo. CME Term
SOFR + 2.26%), 7.63%, 04/30/32 ... 5,380 5,326,738
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.29%, 07/20/34 ............... 3,000 2,970,900
Series 2021-19A, Class C, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.59%, 07/20/34 ............... 1,000 971,955
Series 2021-19A, Class D, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.59%, 07/20/34 ............... 4,000 3,915,731
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR + 1.50%),
6.83%, 01/20/34
(a)(b)
............... 8,500 8,447,320
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR + 3.16%),
8.49%, 04/20/34
(a)(b)
............... 1,755 1,715,090
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.79%, 10/26/31
(a)(b)
6,600 6,521,472
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR +
2.51%), 7.82%, 07/15/34
(a)(b)
......... 2,250 2,176,101
Sound Point CLO XXIX Ltd., Series 2021-
1A, Class B1, (3-mo. CME Term SOFR +
1.96%), 7.31%, 04/25/34
(a)(b)
......... 3,350 3,266,250
Sound Point CLO XXVIII Ltd., Series 2020-
3A, Class A1, (3-mo. CME Term SOFR +
1.54%), 6.89%, 01/25/32
(a)(b)
......... 1,500 1,490,777
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR + 1.90%),
7.25%, 04/25/35
(a)(b)
............... 5,200 5,054,240
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR +
1.32%), 6.65%, 07/20/32
(a)(b)
......... 2,000 1,991,100
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.16% Floor + 0.43%),
5.75%, 10/25/36 ............... 5,149 3,495,333
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.66%, 01/25/37
(b)
.............. 1,400 818,485
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.27%, 04/18/33
(a)(b)
.... 1,250 1,240,125
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.75%, 10/23/34
(a)(b)
.... 2,000 1,981,255
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.49%,
11/18/30 .................... 1,250 1,233,174

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.38%, 01/29/32 ............... USD 4,000 $ 3,885,731
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.38%, 01/29/32 ............... 2,000 1,983,676
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.64%, 04/20/34 ............... 3,500 3,402,198
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.99%, 04/20/34 ............... 2,250 2,182,729
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
03/18/34 .................... 1,000 964,419
Series 2021-2A, Class C, (3-mo. LIBOR
USD + 2.10%), 7.71%, 07/25/34 .... 2,500 2,444,697
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR + 1.86%), 7.19%, 01/20/31 ... 1,000 993,900
Series 2017-9A, Class D, (3-mo. CME Term
SOFR + 3.16%), 8.49%, 01/20/31 ... 1,000 985,665
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR + 1.38%), 6.69%, 01/15/34 2,000 1,991,792
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.07%, 01/15/34 2,000 1,976,801
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR + 2.16%), 7.47%, 01/15/34 1,650 1,614,178
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.27%, 04/15/33 ............... 2,000 1,981,000
Series 2017-7A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.72%, 04/15/33 ............... 6,500 6,431,894
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. CME Term
SOFR + 1.44%), 6.77%, 10/20/31 ... 8,545 8,539,065
Series 2018-11A, Class D, (3-mo. CME
Term SOFR + 3.31%), 8.64%, 10/20/31 1,100 1,085,166
Series 2018-11A, Class E, (3-mo. CME Term
SOFR + 6.26%), 11.59%, 10/20/31 ... 1,000 957,785
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR + 2.36%), 7.67%, 07/15/34 13,450 13,273,535
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR + 3.56%), 8.87%, 07/15/34 1,500 1,438,911
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR + 3.41%),
8.72%, 04/15/34
(a)(b)
............... 2,000 1,933,105
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.79%, 10/20/32
(a)(b)
........ 3,250 3,227,789
Trestles CLO Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.25% Floor + 2.25%),
7.84%, 01/20/33
(a)(b)
............... 1,450 1,412,391
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,417,712
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 844,223
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... USD 5,500 $ 4,784,914
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,108,026
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,753,273
Trimaran CAVU Ltd., Series 2021-2A, Class B1,
(3-mo. CME Term SOFR + 2.01%), 7.36%,
10/25/34
(a)(b)
.................... 1,500 1,470,450
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 434 520,348
Series N,  6.46%, 03/30/32
(d)
......... 400 468,333
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.49%,
04/20/31
(a)(b)
.................... USD 1,500 1,432,292
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.47%, 04/18/31 1,000 971,081
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR + 2.35%), 7.66%, 07/14/31 500 484,550
Series 2016-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.76%, 10/18/31 ............... 500 497,799
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR + 0.42%),
4.19%, 10/25/36
(a)
................ 11,644 8,516,234
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.94%, 07/20/30
(a)(b)
.... 3,800 3,725,104
Wellman Park CLO Ltd., Series 2021-1A,
Class B, (3-mo. CME Term SOFR + 1.86%),
7.17%, 07/15/34
(a)(b)
............... 7,000 6,939,100
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.31%, 07/24/32 ............... 10,415 10,290,968
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.66%, 07/24/32 ............... 5,000 4,928,317
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR + 1.48%),
6.79%, 10/15/34
(a)(b)
............... 2,000 1,983,000
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR + 2.15%), 6.93%, 04/20/36 ... 1,500 1,504,168
Series 2023-4A, Class B, (3-mo. CME Term
SOFR + 2.60%), 7.38%, 04/20/36 ... 2,000 2,002,600
Series 2023-4A, Class D, (3-mo. CME Term
SOFR + 5.15%), 9.93%, 04/20/36 ... 1,000 1,001,554
Total Asset-Backed Securities — 14.1%
(Cost: $1,669,887,057) ........................... 1,616,012,634
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
BAE Systems plc ................... 1,137,054 13,817,304
L3Harris Technologies, Inc. ............ 72,045 12,544,475
MTU Aero Engines AG ............... 15,661 2,836,358
RTX Corp. ....................... 122,128 8,789,552
37,987,689

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC
(f)
..... 359,532 $ 647,506
CJ Logistics Corp. .................. 4,000 239,442
Hyundai Glovis Co. Ltd. .............. 5,939 810,591
United Parcel Service, Inc., Class B ...... 88,723 13,829,254
ZTO Express Cayman, Inc., ADR ........ 3,263 78,867
15,605,660
Automobile Components — 0.1%
Lear Corp. ....................... 53,837 7,224,925
Tung Thih Electronic Co. Ltd. ........... 116,000 472,570
7,697,495
Automobiles — 0.2%
BYD Co. Ltd., Class A ................ 76,700 2,510,620
General Motors Co. ................. 235,953 7,779,370
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 1,064,000 524,358
Kia Corp. ........................ 42,551 2,561,156
Maruti Suzuki India Ltd. .............. 53,885 6,870,301
SAIC Motor Corp. Ltd., Class A ......... 127,200 259,065
20,504,870
Banks — 1.7%
Absa Group Ltd. ................... 525,029 4,838,560
Abu Dhabi Commercial Bank PJSC ...... 1,863,319 4,388,100
Abu Dhabi Islamic Bank PJSC .......... 130,932 401,381
Al Rajhi Bank ..................... 6,594 119,460
AMMB Holdings Bhd. ................ 265,100 208,720
Axis Bank Ltd. ..................... 712,970 8,874,867
Bank Central Asia Tbk. PT ............. 1,335,300 760,767
Bank Negara Indonesia Persero Tbk. PT ... 1,772,300 1,182,184
Bank of China Ltd., Class H ............ 18,075,000 6,296,937
Bank of Communications Co. Ltd., Class H . 1,265,000 764,042
Bank Rakyat Indonesia Persero Tbk. PT ... 39,980,013 13,502,566
BNP Paribas SA ................... 66,091 4,202,481
Boubyan Bank KSCP ................ 181,171 354,013
Chang Hwa Commercial Bank Ltd. ....... 712,687 381,092
China CITIC Bank Corp. Ltd., Class H ..... 501,000 232,490
CIMB Group Holdings Bhd. ............ 938,400 1,084,077
Citigroup, Inc. ..................... 362,044 14,890,870
Citizens Financial Group, Inc. .......... 529,728 14,196,710
Commercial International Bank Egypt SAE .. 311,700 430,746
Commercial International Bank Egypt SAE
(Registered), GDR
(c)
............... 276,038 363,818
CTBC Financial Holding Co. Ltd. ........ 2,441,000 1,854,610
DBS Group Holdings Ltd. ............. 441,200 10,835,719
Dubai Islamic Bank PJSC ............. 417,719 665,372
Dukhan Bank ..................... 449,720 489,757
E.Sun Financial Holding Co. Ltd. ........ 1,729,894 1,300,446
Emirates NBD Bank PJSC ............. 147,551 715,051
First Abu Dhabi Bank PJSC ............ 310,487 1,149,738
First Citizens BancShares, Inc., Class A .... 8,063 11,127,746
Grupo Financiero Banorte SAB de CV, Class O 1,237,528 10,372,441
Gulf Bank KSCP ................... 321,555 273,317
HDFC Bank Ltd. ................... 578,749 10,614,207
Hong Leong Bank Bhd. ............... 78,900 327,437
Hong Leong Financial Group Bhd. ....... 15,400 58,054
HSBC Holdings plc ................. 511,940 4,006,129
Hua Nan Financial Holdings Co. Ltd. ...... 740,000 470,229
ICICI Bank Ltd. .................... 213,042 2,440,780
ICICI Bank Ltd., ADR ................ 4,951 114,467
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 16,270,000 7,803,761
Komercni Banka A/S ................ 2,214 64,372
Kotak Mahindra Bank Ltd. ............. 99,389 2,071,268
Kuwait Finance House KSCP ........... 1,062,874 2,516,590
Security
Shares
Shares Value
Banks (continued)
M&T Bank Corp. ................... 88,524 $ 11,193,860
Malayan Banking Bhd. ............... 548,600 1,026,273
Mega Financial Holding Co. Ltd. ......... 11,776 13,766
Moneta Money Bank A/S
(b)(c)
........... 31,466 114,283
National Bank of Kuwait SAKP .......... 294,267 862,384
OTP Bank Nyrt. .................... 161,539 5,824,111
Powszechna Kasa Oszczednosci Bank Polski
SA
(f)
.......................... 560,250 4,432,004
Public Bank Bhd. ................... 1,223,000 1,056,649
Qatar International Islamic Bank QSC ..... 74,760 196,847
Qatar Islamic Bank SAQ .............. 104,197 530,423
Qatar National Bank QPSC ............ 256,217 1,082,337
Sberbank of Russia PJSC
(e)
............ 877,548 91
SinoPac Financial Holdings Co. Ltd. ...... 1,683,000 907,810
Taiwan Cooperative Financial Holding Co. Ltd. 777,000 616,533
TCS Group Holding plc, GDR, Class A
(c)(e)(f)
. 52,876 529
Tisco Financial Group PCL, NVDR ....... 241,200 653,548
UniCredit SpA ..................... 206,228 4,913,669
Wells Fargo & Co. .................. 421,915 17,239,447
197,409,936
Beverages — 0.2%
Ambev SA ....................... 2,390,134 6,238,585
Carlsberg A/S, Class B ............... 26,251 3,309,858
Cia Cervecerias Unidas SA ............ 16,209 102,909
Cia Cervecerias Unidas SA, ADR ........ 11,361 143,148
Kweichow Moutai Co. Ltd., Class A ....... 36,000 8,936,834
Nongfu Spring Co. Ltd., Class H
(b)(c)
....... 103,800 595,303
Tsingtao Brewery Co. Ltd., Class A ....... 114,203 1,371,957
Tsingtao Brewery Co. Ltd., Class H ....... 150,000 1,221,446
United Spirits Ltd.
(f)
.................. 80,964 979,712
Wuliangye Yibin Co. Ltd., Class A ........ 236,900 5,109,703
28,009,455
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)(f)
.................... 722,500 603,415
AbbVie, Inc. ...................... 123,623 18,427,244
Bloomage Biotechnology Corp. Ltd., Class A 29,543 352,774
Hugel, Inc.
(f)
...................... 3,829 353,772
PharmaEngine, Inc. ................. 438,000 1,177,470
Shanghai Junshi Biosciences Co. Ltd., Class
H
(b)(c)(f)
........................ 126,800 282,356
21,197,031
Broadline Retail — 0.3%
Alibaba Group Holding Ltd.
(f)
........... 1,122,800 12,173,607
Alibaba Group Holding Ltd., ADR
(f)
....... 120,648 10,465,008
Poya International Co. Ltd. ............ 40,480 604,787
Prosus NV
(f)
...................... 214,819 6,329,863
29,573,265
Building Products — 0.2%
Allegion plc ....................... 51,900 5,407,980
Carrier Global Corp. ................. 255,330 14,094,216
Cie de Saint-Gobain SA .............. 91,346 5,467,095
24,969,291
Capital Markets — 0.4%
B3 SA - Brasil Bolsa Balcao ............ 2,923,295 7,135,874
Carlyle Group, Inc. (The) .............. 294,121 8,870,689
GF Securities Co. Ltd., Class H ......... 3,041,400 4,063,577
Intercontinental Exchange, Inc. ......... 158,444 17,432,009
Raymond James Financial, Inc. ......... 58,715 5,896,748
43,398,897

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals — 0.4%
Air Liquide SA ..................... 81,674 $ 13,756,481
Asian Paints Ltd. ................... 60,782 2,310,226
Berger Paints India Ltd. .............. 14,760 100,941
Hansol Chemical Co. Ltd. ............. 28,305 3,503,198
International Flavors & Fragrances, Inc. .... 130,910 8,924,135
Linde plc ........................ 4,581 1,705,735
Linde plc ........................ 6,867 2,554,914
Mesaieed Petrochemical Holding Co. ..... 288,877 147,168
Sahara International Petrochemical Co. .... 136,627 1,379,670
Saudi Aramco Base Oil Co. ............ 49,441 1,961,775
Saudi Basic Industries Corp. ........... 331,124 7,291,113
Sika AG (Registered) ................ 14,039 3,556,935
Yanbu National Petrochemical Co. ....... 35,117 389,983
47,582,274
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ............... 108,086 15,403,336
Communications Equipment — 0.2%
Accton Technology Corp. ............. 489,300 7,506,930
Cisco Systems, Inc. ................. 169,787 9,127,749
Gemtek Technology Corp. ............. 94,000 106,244
Nokia OYJ, ADR ................... 847,324 3,168,992
Yangtze Optical Fibre & Cable Joint Stock Ltd.
Co., Class H
(b)(c)
.................. 162,000 222,107
ZTE Corp., Class A ................. 29,400 132,131
ZTE Corp., Class H ................. 157,400 473,648
20,737,801
Construction & Engineering — 0.1%
Eiffage SA ....................... 21,025 1,995,643
Ferrovial SE ...................... 96,281 2,942,059
Gamuda Bhd. ..................... 467,600 441,184
Mcdermott International Ltd.
(f)
........... 165,884 41,471
Vinci SA ......................... 71,520 7,912,332
13,332,689
Construction Materials — 0.1%
CRH plc ......................... 71,121 3,921,196
Shree Cement Ltd. .................. 3,760 1,150,602
Siam Cement PCL (The), NVDR ......... 127,700 1,052,870
6,124,668
Consumer Finance — 0.2%
American Express Co. ............... 68,357 10,198,181
Kaspi.KZ JSC, GDR
(c)
................ 69,766 6,753,349
SBI Cards & Payment Services Ltd. ...... 440,731 4,191,185
Synchrony Financial ................. 226,924 6,937,066
28,079,781
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co. ......... 77,970 282,249
BGF retail Co. Ltd. .................. 2,824 295,228
Cencosud SA ..................... 333,585 632,522
CP ALL PCL, NVDR ................. 3,585,300 5,945,807
Dollar General Corp. ................ 84,121 8,900,002
Fix Price Group plc, GDR
(b)(c)(e)(f)
......... 1,040,741 10,407
GS Retail Co. Ltd. .................. 11,507 201,327
Migros Ticaret A/S, Class A ............ 21,321 283,985
Nahdi Medical Co. .................. 13,660 525,380
President Chain Store Corp. ........... 84,000 682,865
Sendas Distribuidora SA .............. 2,339,250 5,672,968
Wal-Mart de Mexico SAB de CV ......... 3,756,762 14,179,877
X5 Retail Group NV, GDR
(c)(e)(f)
.......... 207,497 2,075
37,614,692
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 294,484 $ 9,676,744
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............ 2,821,420 3,818,172
Fibra Uno Administracion SA de CV ...... 3,437,787 5,750,193
LXI REIT plc
(c)
..................... 5,549,799 6,148,349
15,716,714
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 294,668 4,425,913
Cellnex Telecom SA
(b)(c)
............... 450,835 15,680,943
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 965,046
Chunghwa Telecom Co. Ltd. ........... 692,000 2,487,308
Emirates Telecommunications Group Co. PJSC 136,796 761,250
Hellenic Telecommunications Organization SA,
Class R ....................... 40,408 589,375
Indus Towers Ltd.
(f)
.................. 49,084 113,119
Koninklijke KPN NV ................. 4,189,556 13,803,190
KT Corp. ........................ 34,350 845,830
KT Corp., ADR .................... 59,172 758,585
LG Uplus Corp. .................... 66,112 507,669
Ooredoo QPSC .................... 103,138 302,403
Saudi Telecom Co. .................. 242,831 2,435,316
Telefonica Brasil SA ................. 168,702 1,442,167
Telefonica Brasil SA, ADR ............. 120,576 1,030,925
Telekom Malaysia Bhd. ............... 220,400 229,806
Telkom Indonesia Persero Tbk. PT ....... 7,059,400 1,711,247
Telkom Indonesia Persero Tbk. PT, ADR ... 16,700 402,470
TELUS Corp. ..................... 925,917 15,120,073
TIME dotCom Bhd. ................. 213,400 246,358
Verizon Communications, Inc. .......... 319,312 10,348,902
74,207,895
Electric Utilities — 1.3%
Alliant Energy Corp. ................. 181,461 8,791,785
American Electric Power Co., Inc. ........ 278,221 20,927,784
CK Infrastructure Holdings Ltd. .......... 740,000 3,491,578
CLP Holdings Ltd. .................. 447,500 3,304,289
CPFL Energia SA ................... 84,430 568,236
Duke Energy Corp. ................. 165,196 14,580,199
Edison International ................. 53,496 3,385,762
Enel Americas SA
(f)
................. 2,504,532 287,531
Entergy Corp. ..................... 122,583 11,338,927
Eversource Energy ................. 130,483 7,587,586
Exelon Corp. ...................... 255,529 9,656,441
Fortis, Inc. ....................... 39,667 1,506,660
NextEra Energy, Inc. ................ 281,120 16,105,365
PG&E Corp.
(f)
..................... 517,100 8,340,823
Portland General Electric Co. ........... 132,789 5,375,299
Saudi Electricity Co. ................. 52,901 269,204
Southern Co. (The) ................. 142,915 9,249,459
SSE plc ......................... 151,980 2,978,252
Terna - Rete Elettrica Nazionale ......... 713,983 5,370,180
Xcel Energy, Inc. ................... 237,779 13,605,714
146,721,074
Electrical Equipment — 0.1%
Goldwind Science & Technology Co. Ltd. ... 439,800 221,400
Schneider Electric SE ................ 23,696 3,904,916
Sociedad Quimica y Minera de Chile SA, ADR 76,795 4,582,358
8,708,674
Electronic Equipment, Instruments & Components — 0.3%
AUO Corp.
(f)
...................... 934,000 474,669
BOE Technology Group Co. Ltd., Class A ... 2,414,000 1,279,387
Delta Electronics, Inc. ................ 434,000 4,371,213

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Everdisplay Optronics Shanghai Co. Ltd., Class
A
(f)
........................... 1,506,126 $ 542,971
FLEXium Interconnect, Inc. ............ 105,000 286,580
Hon Hai Precision Industry Co. Ltd. ....... 771,000 2,485,115
Hon Hai Precision Industry Co. Ltd., GDR
(c)
. 8,135 51,820
Largan Precision Co. Ltd. ............. 38,000 2,517,443
Lotes Co. Ltd. ..................... 186,000 4,753,274
Maxscend Microelectronics Co. Ltd., Class A 243,400 3,899,794
Primax Electronics Ltd. ............... 333,000 714,417
Samsung SDI Co. Ltd. ............... 6,738 2,546,375
TE Connectivity Ltd. ................. 83,042 10,258,178
WPG Holdings Ltd. ................. 113,000 212,242
Zebra Technologies Corp., Class A
(f)
...... 20,670 4,889,075
39,282,553
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 425,596 15,032,051
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 24,388 —
15,032,051
Entertainment — 0.0%
NetEase, Inc. ..................... 35,600 713,825
Financial Services — 0.2%
Equitable Holdings, Inc. .............. 210,791 5,984,357
Fidelity National Information Services, Inc. .. 225,464 12,461,395
Visa, Inc., Class A .................. 25,270 5,812,353
Yuanta Financial Holding Co. Ltd. ........ 1,221,000 948,490
25,206,595
Food Products — 0.7%
Almarai Co. JSC ................... 22,606 383,564
China Mengniu Dairy Co. Ltd.
(f)
.......... 1,701,000 5,673,763
Danone SA ....................... 44,198 2,437,862
Heilongjiang Agriculture Co. Ltd., Class A ... 951,600 1,718,092
Henan Shuanghui Investment & Development
Co. Ltd., Class A ................. 328,500 1,190,267
IOI Corp. Bhd. ..................... 224,500 190,011
Kraft Heinz Co. (The) ................ 406,944 13,689,596
Kuala Lumpur Kepong Bhd. ............ 64,200 292,255
Mondelez International, Inc., Class A ...... 309,958 21,511,085
Nestle India Ltd. ................... 4,463 1,207,887
Nestle Malaysia Bhd. ................ 4,500 121,240
Nestle SA (Registered) ............... 261,296 29,577,667
QL Resources Bhd. ................. 70,800 82,332
Sime Darby Plantation Bhd. ............ 166,100 151,226
Tingyi Cayman Islands Holding Corp. ..... 488,000 681,746
Uni-President China Holdings Ltd. ....... 284,000 199,465
Uni-President Enterprises Corp. ......... 539,000 1,171,495
80,279,553
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. ............. 481,500 3,967,657
Petronas Gas Bhd. .................. 44,200 158,528
Tokyo Gas Co. Ltd. ................. 166,700 3,779,531
7,905,716
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. ....... 104,522 7,770,529
CSX Corp. ....................... 220,870 6,791,753
Norfolk Southern Corp. ............... 35,371 6,965,611
Union Pacific Corp. ................. 91,581 18,648,639
West Japan Railway Co. .............. 46,400 1,920,071
42,096,603
Security
Shares
Shares Value
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. .............. 342,536 $ 12,927,309
EssilorLuxottica SA ................. 78,089 13,583,237
Koninklijke Philips NV
(f)
............... 254,666 5,081,161
Medtronic plc ..................... 338,151 26,497,512
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 35,900 1,335,230
Zimmer Biomet Holdings, Inc. .......... 93,778 10,523,767
69,948,216
Health Care Providers & Services — 0.6%
Bangkok Dusit Medical Services PCL, NVDR 3,365,300 2,464,747
Bumrungrad Hospital PCL, NVDR ....... 150,300 1,103,553
Cardinal Health, Inc. ................. 104,668 9,087,276
Cigna Group (The) .................. 36,287 10,380,622
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 410,634
Elevance Health, Inc. ................ 17,275 7,521,880
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
8,522,287 8,002,545
Humana, Inc. ..................... 6,178 3,005,720
IHH Healthcare Bhd. ................ 313,300 389,309
Laboratory Corp. of America Holdings ..... 45,554 9,158,632
Scientific & Medical Equipment House Co.
(f)
. 22,562 277,630
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A ....................... 82,300 204,083
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 221,000 344,098
UnitedHealth Group, Inc. .............. 40,762 20,551,793
72,902,522
Health Care REITs — 0.5%
Assura plc ....................... 24,836,689 12,812,212
Community Healthcare Trust, Inc. ........ 56,611 1,681,347
Healthpeak Properties, Inc. ............ 415,398 7,626,707
Omega Healthcare Investors, Inc. ........ 319,271 10,587,026
Physicians Realty Trust ............... 852,172 10,387,977
Target Healthcare REIT plc ............ 7,692,833 7,114,607
Ventas, Inc. ...................... 117,834 4,964,346
Welltower, Inc. ..................... 60,830 4,983,194
60,157,416
Hotels, Restaurants & Leisure — 0.2%
Americana Restaurants International plc ... 369,292 412,218
Codere New Topco SA
(e)(f)(h)
............ 12,874 —
Gourmet Master Co. Ltd. .............. 106,000 346,764
OPAP SA, Class R .................. 296,428 4,962,702
Sands China Ltd.
(f)
.................. 1,954,800 5,944,508
Seera Group Holding
(f)
............... 60,338 407,836
Wynn Macau Ltd.
(f)
.................. 5,670,400 5,392,633
Yum China Holdings, Inc. ............. 131,517 7,328,127
24,794,788
Household Durables — 0.3%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 1,303,523 5,235,824
Newell Brands, Inc. ................. 486,078 4,389,284
Sony Group Corp., ADR .............. 69,773 5,749,993
Taylor Wimpey plc .................. 10,212,335 14,564,627
29,939,728
Household Products — 0.0%
Reckitt Benckiser Group plc ............ 39,421 2,779,998
Independent Power and Renewable Electricity Producers — 0.1%
Boralex, Inc., Class A ................ 90,178 1,937,341
CGN Power Co. Ltd., Class H
(b)(c)
........ 361,000 93,456
China Longyuan Power Group Corp. Ltd., Class
H ........................... 519,000 450,116

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Huadian Power International Corp. Ltd., Class
H ........................... 1,108,000 $ 457,408
RWE AG ........................ 86,267 3,202,214
6,140,535
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............ 14,979,800 6,016,784
Industries Qatar QSC ................ 191,091 718,898
Siemens AG (Registered) ............. 46,334 6,621,534
Sime Darby Bhd. ................... 381,100 179,075
13,536,291
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ....... 2,366,330 6,625,422
Goodman Group ................... 565,513 7,750,829
LondonMetric Property plc ............. 2,556,039 5,329,969
Prologis, Inc. ...................... 135,814 15,239,689
Rexford Industrial Realty, Inc. .......... 196,184 9,681,680
Warehouses De Pauw CVA ............ 312,921 7,733,444
52,361,033
Insurance — 0.9%
American International Group, Inc. ....... 179,785 10,894,971
ASR Nederland NV ................. 93,734 3,507,258
Assurant, Inc. ..................... 78,276 11,238,868
Cathay Financial Holding Co. Ltd.
(f)
....... 979,000 1,351,791
Fidelity National Financial, Inc., Class A .... 308,802 12,753,523
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,087,000 388,857
Phoenix Group Holdings plc ........... 467,708 2,741,040
Powszechny Zaklad Ubezpieczen SA ..... 357,771 3,379,328
Prudential plc ..................... 1,874,008 20,144,345
Sampo OYJ, Class A ................ 136,234 5,889,600
Tryg A/S ......................... 363,554 6,652,813
Willis Towers Watson plc .............. 28,136 5,879,298
Zurich Insurance Group AG ............ 39,983 18,294,450
103,116,142
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(f)
.............. 14,916 1,966,674
Autohome, Inc., ADR, Class A .......... 36,497 1,107,684
Meta Platforms, Inc., Class A
(f)
.......... 5,982 1,795,856
Tencent Holdings Ltd. ................ 52,200 2,023,479
6,893,693
IT Services — 0.6%
Accenture plc, Class A ............... 66,200 20,330,682
Arabian Internet & Communications Services
Co. .......................... 11,311 965,152
Cognizant Technology Solutions Corp., Class A 166,662 11,289,684
HCL Technologies Ltd. ............... 44,585 660,813
Infosys Ltd., ADR ................... 424,698 7,266,583
NEXTDC Ltd.
(f)
.................... 1,019,065 8,063,229
Samsung SDS Co. Ltd. ............... 2,190 219,334
SUNeVision Holdings Ltd. ............. 13,571,000 5,593,811
Tata Consultancy Services Ltd. ......... 240,485 10,182,663
Wipro Ltd. ........................ 108,575 528,756
65,100,707
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.
(f)
............... 161,954 4,630,265
Joinn Laboratories China Co. Ltd., Class A .. 1,202,540 3,942,822
Lonza Group AG (Registered) .......... 33,729 15,601,252
Syngene International Ltd.
(b)(c)
.......... 34,641 334,809
24,509,148
Security
Shares
Shares Value
Machinery — 0.3%
Alfa Laval AB ..................... 71,568 $ 2,451,769
Epiroc AB, Class A .................. 169,901 3,225,955
Komatsu Ltd. ..................... 445,400 12,012,946
Otis Worldwide Corp. ................ 179,176 14,389,625
Volvo AB, Class B .................. 275,907 5,683,033
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H ......... 557,400 301,757
38,065,085
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class H 1,433,500 1,465,229
MISC Bhd. ....................... 137,700 207,453
1,672,682
Media — 0.1%
Comcast Corp., Class A .............. 193,421 8,576,287
Fox Corp., Class A .................. 153,765 4,797,468
Learfield Communications LLC, (Acquired
09/13/23, cost $160,629)
(e)(f)(g)
........ 12,784 473,008
SES SA, ADR ..................... 354,248 2,315,821
16,162,584
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
.................... 607,124 63
Barrick Gold Corp. .................. 239,762 3,488,537
Gold Fields Ltd. .................... 341,038 3,696,441
Gold Fields Ltd., ADR ................ 130,728 1,419,706
Hochschild Mining plc
(f)
............... 107,064 108,989
Novolipetsk Steel PJSC
(e)(f)
............ 14 —
Zijin Mining Group Co. Ltd., Class H ...... 3,988,000 6,045,802
14,759,538
Multi-Utilities — 0.6%
Ameren Corp. ..................... 75,674 5,662,685
CenterPoint Energy, Inc. .............. 46,451 1,247,209
CMS Energy Corp. .................. 128,375 6,817,996
Dominion Energy, Inc. ................ 25,173 1,124,478
DTE Energy Co. ................... 90,120 8,947,114
Engie SA ........................ 273,604 4,196,038
National Grid plc ................... 1,208,430 14,452,040
NiSource, Inc. ..................... 265,987 6,564,559
Public Service Enterprise Group, Inc. ..... 23,665 1,346,775
Qatar Electricity & Water Co. QSC ....... 41,488 199,372
Sempra ......................... 270,720 18,417,082
68,975,348
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 143,870 14,401,387
Boston Properties, Inc. ............... 137,142 8,157,206
SL Green Realty Corp. ............... 168,096 6,269,981
28,828,574
Oil, Gas & Consumable Fuels — 1.5%
Bharat Petroleum Corp. Ltd. ........... 250,816 1,046,273
BP plc .......................... 2,222,902 14,328,682
Cheniere Energy, Inc. ................ 56,462 9,370,433
China Petroleum & Chemical Corp., Class H 13,515,100 7,350,660
China Suntien Green Energy Corp. Ltd., Class
H ........................... 233,000 80,456
ConocoPhillips .................... 15,067 1,805,027
DT Midstream, Inc. .................. 87,351 4,622,615
Ecopetrol SA, ADR .................. 305,496 3,537,644
Enbridge, Inc. ..................... 299,833 9,944,765
Energy Transfer LP ................. 225,563 3,164,649
Enterprise Products Partners LP ......... 114,564 3,135,617
Equitrans Midstream Corp. ............ 39,040 365,805
Gibson Energy, Inc. ................. 30,689 439,011

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ................. 39,501 $ 654,927
Koninklijke Vopak NV ................ 62,205 2,127,783
Kosmos Energy Ltd.
(f)
................ 548,432 4,486,174
LUKOIL PJSC
(e)
.................... 417,114 43
MOL Hungarian Oil & Gas plc .......... 623,657 4,723,825
MPLX LP ........................ 88,626 3,152,427
Novatek PJSC
(e)
................... 690 —
NuStar Energy LP .................. 36,904 643,606
ONEOK, Inc. ...................... 6,266 397,452
Pembina Pipeline Corp. .............. 308,297 9,269,906
Petronas Dagangan Bhd. ............. 21,400 102,003
Petronet LNG Ltd. .................. 150,530 433,872
Plains All American Pipeline LP ......... 204,135 3,127,348
PTT Exploration & Production PCL, NVDR .. 543,900 2,537,916
Qatar Fuel QSC .................... 37,378 169,157
Qatar Gas Transport Co. Ltd. ........... 224,035 228,670
Saudi Arabian Oil Co.
(b)(c)
.............. 273,174 2,544,913
Shell plc ......................... 1,112,941 35,501,593
S-Oil Corp. ....................... 96,763 5,659,303
Suncor Energy, Inc. ................. 137,840 4,738,939
Targa Resources Corp. ............... 105,738 9,063,861
TC Energy Corp. ................... 126,706 4,357,610
Western Midstream Partners LP ......... 65,597 1,786,206
Williams Cos., Inc. (The) .............. 339,641 11,442,505
166,341,676
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ ................ 127,724 4,373,381
Passenger Airlines — 0.1%
(f)
InterGlobe Aviation Ltd.
(b)(c)
............ 191,978 5,494,237
Latam Airlines Group SA .............. 71,094,709 644,824
6,139,061
Personal Care Products — 0.2%
By-health Co. Ltd., Class A ............ 444,200 1,158,572
Colgate-Palmolive India Ltd. ........... 24,599 593,221
Dabur India Ltd. .................... 125,791 833,490
Godrej Consumer Products Ltd.
(f)
........ 419,898 5,009,118
Haleon plc ....................... 707,878 2,934,218
L'Oreal SA ....................... 5,555 2,302,059
Unilever plc, ADR .................. 110,353 5,451,438
18,282,116
Pharmaceuticals — 1.1%
AstraZeneca plc ................... 241,155 32,528,072
Bayer AG (Registered) ............... 152,082 7,303,649
China Medical System Holdings Ltd. ...... 214,000 322,989
China Resources Pharmaceutical Group Ltd.
(b)
(c)
........................... 706,000 467,736
Cipla Ltd. ........................ 26,055 371,596
CSPC Pharmaceutical Group Ltd. ........ 2,808,000 2,053,613
Dr Reddy's Laboratories Ltd., ADR ....... 9,301 621,958
Dr. Reddy's Laboratories Ltd. ........... 29,318 1,967,534
Eli Lilly & Co. ..................... 5,426 2,914,468
Jamjoom Pharmaceuticals Factory Co. .... 2,795 86,299
Lupin Ltd. ........................ 79,704 1,122,305
Merck KGaA ...................... 21,595 3,600,045
Novartis AG (Registered) ............. 28,753 2,936,505
Novo Nordisk A/S, Class B ............ 251,355 22,886,190
Novo Nordisk A/S, ADR .............. 14,474 1,316,266
Sanofi .......................... 361,002 38,762,684
Sun Pharmaceutical Industries Ltd. ....... 20,081 279,537
Torrent Pharmaceuticals Ltd. ........... 22,187 514,815
Yunnan Baiyao Group Co. Ltd., Class A .... 350,900 2,568,446
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zydus Lifesciences Ltd. .............. 85,372 $ 631,221
123,255,928
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. ......... 839,479 8,386,395
Experian plc ...................... 111,970 3,662,266
Genpact Ltd. ...................... 11,300 409,060
Leidos Holdings, Inc. ................ 135,312 12,470,354
NMG, Inc.
(f)
....................... 3,714 423,396
Paychex, Inc. ..................... 149,545 17,247,025
RELX plc ........................ 614,047 20,746,036
Robert Half, Inc. ................... 18,814 1,378,690
SS&C Technologies Holdings, Inc. ....... 223,270 11,730,606
76,453,828
Real Estate Management & Development — 0.3%
ADLER Group SA
(b)(c)(f)
............... 76,594 39,356
ADLER Group SA
(f)
................. 34,591 17,462
Aldar Properties PJSC ............... 59,104 92,705
Barwa Real Estate Co. ............... 234,595 166,109
CK Asset Holdings Ltd. ............... 1,608,000 8,446,169
Corp. Inmobiliaria Vesta SAB de CV, ADR .. 108,404 3,563,239
Hang Lung Properties Ltd. ............. 3,533,000 4,833,702
Hulic Co. Ltd. ..................... 406,900 3,648,604
Mabanee Co. KPSC ................. 36,212 96,563
VGP NV ......................... 35,296 3,274,168
Vonovia SE ....................... 252,868 6,058,287
30,236,364
Residential REITs — 0.2%
Sun Communities, Inc. ............... 108,534 12,843,913
UDR, Inc. ........................ 427,822 15,260,411
28,104,324
Retail REITs — 0.2%
Link REIT ........................ 2,425,300 11,858,587
Spirit Realty Capital, Inc. .............. 303,042 10,160,998
22,019,585
Semiconductors & Semiconductor Equipment — 0.8%
ASML Holding NV .................. 9,914 5,836,871
Elan Microelectronics Corp. ............ 140,000 579,432
Intel Corp. ....................... 82,265 2,924,521
MediaTek, Inc. ..................... 658,000 15,043,767
Novatek Microelectronics Corp. ......... 99,000 1,300,028
Radiant Opto-Electronics Corp. ......... 94,000 358,157
STMicroelectronics NV ............... 97,815 4,218,084
Taiwan Semiconductor Manufacturing Co. Ltd. 3,142,000 51,234,219
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 42,833 3,722,188
United Microelectronics Corp., ADR ...... 140,292 990,462
Zhejiang Jingsheng Mechanical & Electrical Co.
Ltd., Class A .................... 96,000 628,710
86,836,439
Software — 0.5%
Birlasoft Ltd. ...................... 12,865 74,501
Logo Yazilim Sanayi ve Ticaret A/S ....... 25,196 73,929
Microsoft Corp. .................... 117,438 37,081,049
Oracle Corp. ...................... 144,782 15,335,309
SAP SE ......................... 30,282 3,919,763
56,484,551
Specialized REITs — 0.7%
American Tower Corp. ............... 153,414 25,228,932
Crown Castle, Inc. .................. 91,958 8,462,895
Digital Realty Trust, Inc. .............. 48,266 5,841,151
EPR Properties .................... 246,794 10,251,823

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
Equinix, Inc. ...................... 7,544 $ 5,478,906
SBA Communications Corp. ........... 47,792 9,566,525
VICI Properties, Inc. ................. 530,804 15,446,396
80,276,628
Specialty Retail — 0.1%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 643,411 656,890
Chow Tai Fook Jewellery Group Ltd. ...... 523,200 785,532
Home Product Center PCL, NVDR ....... 918,200 314,455
Industria de Diseno Textil SA ........... 64,990 2,418,412
Jarir Marketing Co. .................. 114,590 443,028
JUMBO SA ....................... 18,301 503,067
MR DIY Group M Bhd.
(b)(c)
............. 256,200 82,291
Trent Ltd. ........................ 21,238 530,835
Truworths International Ltd. ............ 1,614,683 6,523,972
12,258,482
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ....................... 137,779 23,589,142
Asustek Computer, Inc. ............... 229,000 2,605,802
Compal Electronics, Inc. .............. 1,798,000 1,713,336
HP, Inc. ......................... 99,630 2,560,491
Samsung Electronics Co. Ltd. .......... 26,821 1,355,913
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 13,916 17,499,556
49,324,240
Textiles, Apparel & Luxury Goods — 0.2%
Kering SA ........................ 19,339 8,786,928
LVMH Moet Hennessy Louis Vuitton SE .... 12,413 9,369,713
Ralph Lauren Corp., Class A ........... 12,688 1,472,950
19,629,591
Tobacco — 0.3%
British American Tobacco plc ........... 366,190 11,497,889
Philip Morris International, Inc. .......... 200,116 18,526,739
30,024,628
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 86,418 1,705,899
BOC Aviation Ltd.
(b)(c)
................ 784,200 5,463,647
Ferguson plc ...................... 69,261 11,398,295
MSC Industrial Direct Co., Inc., Class A .... 9,471 929,579
19,497,420
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)
................... 90,916 13,680,817
Aeroports de Paris SA ............... 82,160 9,689,224
Atlas Arteria Ltd.
(h)
.................. 1,931,400 6,838,688
Auckland International Airport Ltd. ....... 1,176,916 5,579,592
Flughafen Zurich AG (Registered) ........ 48,999 9,329,220
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 110,495 5,841,546
Getlink SE ....................... 150,861 2,405,012
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 344,645 5,658,487
Japan Airport Terminal Co. Ltd. ......... 46,500 1,969,944
Jiangsu Expressway Co. Ltd., Class H .... 192,000 173,181
Malaysia Airports Holdings Bhd. ......... 146,700 222,772
Salik Co. PJSC .................... 2,802,657 2,526,619
Saudi Ground Services Co.
(f)
........... 25,259 199,354
Taiwan High Speed Rail Corp. .......... 141,000 130,889
Transurban Group
(h)
................. 2,965,823 24,099,265
Zhejiang Expressway Co. Ltd., Class H .... 272,000 202,394
88,547,004
Security
Shares
Shares Value
Water Utilities — 0.0%
Guangdong Investment Ltd. ............ 138,000 $ 105,182
United Utilities Group plc .............. 303,051 3,501,758
3,606,940
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 850,900 5,313,839
Axiata Group Bhd. .................. 250,500 132,768
Etihad Etisalat Co. .................. 65,412 777,001
Far EasTone Telecommunications Co. Ltd. .. 369,000 831,133
Maxis Bhd. ....................... 127,400 109,518
Mobile Telecommunications Co. KSCP .... 278,483 438,288
Mobile Telecommunications Co. Saudi Arabia 83,401 292,647
Mobile TeleSystems PJSC
(e)
........... 26,804 3
Rogers Communications, Inc., Class B .... 136,654 5,246,830
SK Telecom Co. Ltd. ................. 45,716 1,761,167
SK Telecom Co. Ltd., ADR ............. 28,050 601,953
Taiwan Mobile Co. Ltd. ............... 254,000 744,625
Tele2 AB, Class B .................. 552,798 4,227,518
Vodafone Group plc ................. 8,495,686 7,963,862
28,441,152
Total Common Stocks — 23.7%
(Cost: $2,671,998,176) ........................... 2,711,554,193
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 480,324
3.63%, 03/01/48 ................. 310 201,178
3.85%, 11/01/48 ................. 325 221,954
3.90%, 05/01/49 ................. 300 209,200
5.81%, 05/01/50 ................. 4,060 3,676,400
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 1,096 1,091,502
7.13%, 06/15/26 ................. 4,497 4,356,961
7.88%, 04/15/27 ................. 6,386 6,231,120
6.00%, 02/15/28 ................. 923 837,342
7.50%, 02/01/29 ................. 2,581 2,449,283
7.45%, 05/01/34 ................. 946 1,071,666
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 2,252 1,991,005
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 169 154,357
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 4,102 4,057,186
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
3,097 2,878,630
General Dynamics Corp., 4.25%, 04/01/40 . 135 114,640
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 344,412
4.40%, 06/15/28 ................. 2,227 2,107,312
2.90%, 12/15/29 ................. 366 311,651
1.80%, 01/15/31 ................. 915 698,890
5.40%, 07/31/33 ................. 595 571,957
4.85%, 04/27/35 ................. 200 181,909
5.05%, 04/27/45 ................. 120 104,471
5.60%, 07/31/53 ................. 105 98,192
Lockheed Martin Corp.
4.50%, 05/15/36 ................. 224 204,145
4.07%, 12/15/42 ................. 142 116,254
5.70%, 11/15/54 ................. 520 518,701
5.20%, 02/15/55 ................. 560 519,908
Northrop Grumman Corp., 5.25%, 05/01/50 . 740 682,360
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 3,143 3,032,550

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
RTX Corp.
2.25%, 07/01/30 ................. USD 400 $ 321,831
4.50%, 06/01/42 ................. 947 774,699
4.15%, 05/15/45 ................. 385 291,497
3.03%, 03/15/52 ................. 1,600 962,446
5.38%, 02/27/53 ................. 1,255 1,135,756
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 364,886
9.38%, 11/30/29 ................. 3,707 3,772,373
TransDigm, Inc.
6.25%, 03/15/26
(b)
................ 15,706 15,432,412
7.50%, 03/15/27 ................. 2,071 2,074,765
6.75%, 08/15/28
(b)
................ 14,356 14,133,318
6.88%, 12/15/30
(b)
................ 994 974,661
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 4,875 4,820,430
84,574,534
Air Freight & Logistics — 0.0%
FedEx Corp., 4.55%, 04/01/46 ......... 720 569,973
Forward Air Corp., 9.50%, 10/15/31
(b)
..... 1,862 1,860,697
2,430,670
Automobile Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 224,735
Aptiv plc
3.25%, 03/01/32 ................. USD 775 635,374
3.10%, 12/01/51 ................. 638 364,715
4.15%, 05/01/52 ................. 200 139,131
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 4,551 4,516,739
6.25%, 05/15/26 ................. 3,665 3,585,997
8.50%, 05/15/27 ................. 14,003 13,962,831
6.75%, 05/15/28 ................. 3,550 3,465,687
Dana Financing Luxembourg SARL
(c)
3.00%, 07/15/29 ................. EUR 375 308,120
8.50%, 07/15/31 ................. 1,369 1,463,979
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,170,000
Dometic Group AB, 3.00%, 05/08/26
(c)
.... EUR 114 112,528
Forvia SE
(c)
7.25%, 06/15/26 ................. 1,271 1,384,535
2.75%, 02/15/27 ................. 1,342 1,276,946
3.75%, 06/15/28 ................. 748 709,416
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 785,525
5.63%, 04/30/33 ................. 2,063 1,688,383
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
. EUR 478 345,487
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,896 2,690,508
5.25%, 05/15/27 ................. 3,339 2,934,914
4.38%, 02/01/29 ................. 2,191 1,752,054
IHO Verwaltungs GmbH
(c)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(i)
.................... EUR 160 158,594
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(i)
.................. 906 864,848
8.75%, 05/15/28
(a)
................ 1,164 1,268,958
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... USD 948 771,435
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,700 1,644,387
2.50%, 10/23/27 ................. 500 460,565
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................. 1,200 1,265,135
2.00%, 05/06/27 ................. 700 647,566
2.75%, 05/25/27 ................. 400 376,910
2.25%, 05/03/28 ................. 400 357,493
51,333,495
Security
Par (000)
Par (000) Value
Automobiles — 0.3%
Daimler Truck Finance North America LLC
(b)
5.15%, 01/16/26 ................. USD 726 $ 716,448
3.65%, 04/07/27 ................. 499 466,643
Ford Motor Co.
3.25%, 02/12/32 ................. 1,548 1,192,987
6.10%, 08/19/32 ................. 1,458 1,373,309
General Motors Co.
4.00%, 04/01/25 ................. 600 580,826
6.13%, 10/01/25 ................. 2,110 2,108,175
5.00%, 10/01/28 ................. 200 190,955
5.60%, 10/15/32 ................. 895 835,622
6.25%, 10/02/43 ................. 345 309,100
5.40%, 04/01/48 ................. 222 175,348
5.95%, 04/01/49 ................. 57 48,346
Hyundai Capital America
(b)
0.88%, 06/14/24 ................. 2,455 2,367,386
1.00%, 09/17/24 ................. 3,900 3,715,285
2.65%, 02/10/25 ................. 2,653 2,533,693
6.10%, 09/21/28 ................. 248 246,231
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 1,060 1,058,297
Nissan Motor Acceptance Co. LLC
(b)
1.85%, 09/16/26 ................. 1,325 1,152,765
7.05%, 09/15/28 ................. 2,165 2,164,626
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 1,915 1,748,014
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 5,800 5,748,552
Renault SA, 1.25%, 06/24/25
(c)
......... 100 98,895
Volkswagen Group of America Finance LLC
(b)
4.63%, 11/13/25 ................. USD 204 198,900
1.25%, 11/24/25 ................. 505 458,443
ZF Europe Finance BV, 6.13%, 03/13/29
(c)
.. EUR 900 950,573
30,439,419
Banks — 3.9%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(j)
........ 3,000 2,890,923
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.04%), 6.00%
(a)(c)(j)
. 8,400 8,758,876
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 .................... 1,825 1,922,388
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 363,341
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 4,509 4,238,350
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,784 2,590,178
Banco Bradesco SA, 3.20%, 01/27/25
(c)
... USD 1,408 1,346,668
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(c)
.............. EUR 1,200 1,251,263
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(j)
..................... 1,600 1,453,422
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 700 725,503
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 1,100 1,075,752
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 5,500 5,152,840
(5-Year EUR Swap Annual + 3.15%),
6.00%, 08/16/33 ............... 1,300 1,284,263
Banco do Brasil SA
4.75%, 03/20/24
(c)
................ USD 2,014 1,992,450
6.25%, 04/18/30
(b)
................ 1,563 1,515,915

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Espirito Santo SA
(c)(f)(k)
2.63%, 05/08/17 ................. EUR 800 $ 219,908
4.75%, 01/15/18 ................. 1,500 412,328
4.00%, 01/21/19 ................. 5,400 1,484,379
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(j)
........ USD 1,725 1,470,563
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,048 1,585,992
Banco Santander SA
(5-Year EURIBOR ICE Swap Rate +
5.00%), 8.37%
(a)(c)(j)
............. EUR 1,600 1,657,768
(5-Year EUR Swap Annual + 4.10%),
4.75%
(a)(c)(j)
................... 2,000 1,755,246
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(j)
................... 5,000 4,389,913
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a)(c)(j)
............. 400 269,599
6.92%, 08/08/33 ................. USD 1,000 955,484
Bangkok Bank PCL
(b)
5.30%, 09/21/28 ................. 2,671 2,624,391
5.50%, 09/21/33 ................. 2,671 2,577,221
Bank Leumi Le-Israel BM
(a)(b)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 3.28%,
01/29/31 .................... 2,232 1,984,828
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.47%), 7.13%,
07/18/33
(c)
................... 1,563 1,528,028
Bank of America Corp.
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28
(a)
................... 2,250 2,054,730
(1-day SOFR + 2.04%), 4.95%, 07/22/28
(a)
581 558,261
(1-day SOFR + 1.99%), 6.20%, 11/10/28
(a)
3,255 3,269,701
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28
(a)
................... 4,860 4,359,656
(3-mo. CME Term SOFR + 1.47%), 3.97%,
02/07/30
(a)
................... 1,387 1,245,662
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30
(a)
................... 400 341,909
(1-day SOFR + 1.37%), 1.92%, 10/24/31
(a)
265 199,925
Series N, (1-day SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 857,793
(1-day SOFR + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,277,154
(1-day SOFR + 1.33%), 2.97%, 02/04/33
(a)
3,387 2,670,836
(1-day SOFR + 1.83%), 4.57%, 04/27/33
(a)
820 728,023
Series L, 4.75%, 04/21/45 .......... 420 351,470
(3-mo. CME Term SOFR + 2.25%), 4.44%,
01/20/48
(a)
................... 235 187,626
(1-day SOFR + 1.88%), 2.83%, 10/24/51
(a)
633 372,072
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 498,851
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(j)
.................... 2,339 2,424,686
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(j)
.................... 2,700 2,706,422
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,346,507
(5-Year EUR Swap Annual + 2.80%),
2.38%, 10/14/29
(c)
.............. EUR 712 725,663
Bankinter SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.71%), 6.25% 1,400 1,392,413
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................ 2,600 2,612,243
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(j)
.................... USD 6,534 $ 6,424,429
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(c)(j)
................... GBP 284 323,985
3.65%, 03/16/25 ................. USD 735 707,615
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 448,048
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(j)
. GBP 3,252 3,694,251
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(j)
.................... USD 15,800 14,306,078
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(j)
GBP 4,026 4,394,601
5.20%, 05/12/26 ................. USD 2,100 2,023,119
(1-day SOFR + 2.21%), 5.83%, 05/09/27
(a)
2,035 1,998,532
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(j)
GBP 2,400 2,708,622
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(j)
.................... USD 4,905 3,404,276
4.84%, 05/09/28 ................. 640 584,261
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(j)
.................... 11,470 10,293,655
(1-day SOFR + 2.22%), 6.49%, 09/13/29
(a)
3,140 3,114,324
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,161,795
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 505 466,047
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,318 1,130,580
BNP Paribas SA
(a)
(USISOA05 + 4.15%), 6.63%
(b)(j)
...... 700 690,259
(6-mo. LIBOR USD + 0.08%), 5.97%
(j)
.. 450 418,950
(3-mo. CME Term SOFR + 2.50%), 4.71%,
01/10/25
(b)
................... 3,635 3,616,934
(5-Year USD Swap Semi + 5.15%), 7.38%
(b)
(j)
.......................... 1,000 977,985
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b)(j)
.................... 7,280 7,122,188
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(j)
.................... 5,600 5,315,881
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(j)
.................... EUR 5,800 5,824,834
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(c)(j)
.............. 600 615,319
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(j)
.................... USD 10,475 7,438,044
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.50%), 6.75% EUR 9,400 9,838,768
(5-Year EUR Swap Annual + 4.50%), 5.25% 1,800 1,634,244
(5-Year EUR Swap Annual + 6.35%), 5.88% 800 758,891
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25 .................... USD 1,025 1,006,718
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(j)
..................... 1,133 1,105,357

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.60%), 3.98%,
03/20/30 .................... USD 188 $ 168,840
(1-day SOFR + 1.42%), 2.98%, 11/05/30 425 355,835
(1-day SOFR + 1.15%), 2.67%, 01/29/31 1,775 1,439,551
(1-day SOFR + 2.11%), 2.57%, 06/03/31 405 322,950
(1-day SOFR + 1.17%), 2.56%, 05/01/32 665 514,774
(1-day SOFR + 1.94%), 3.79%, 03/17/33 595 496,370
(1-day SOFR + 2.66%), 6.17%, 05/25/34 4,830 4,615,660
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
..................... EUR 12,600 11,972,563
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 600 732,218
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.10%), 4.63%
(a)(c)(j)
.... EUR 2,200 2,127,212
Credit Agricole SA
(a)(j)
(5-Year USD Swap Semi + 4.90%), 7.88%
(b)
USD 3,600 3,573,000
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(c)
............... EUR 1,000 1,038,748
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 17,334,937
Discover Bank, (USISOA05 + 1.73%), 5.97%,
08/09/28
(a)
.................... 1,050 960,783
Fifth Third Bancorp, (1-day SOFR + 2.34%),
6.34%, 07/27/29
(a)
............... 610 602,598
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,589,212
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(j)
................... GBP 879 1,064,841
HSBC Holdings plc
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(j)
.......................... USD 2,900 2,785,755
4.25%, 08/18/25 ................. 500 480,864
(BPSWS5 + 4.28%), 5.88%
(a)(j)
....... GBP 600 652,156
(1-day SOFR + 1.57%), 5.89%, 08/14/27
(a)
USD 1,695 1,674,322
(1-day SOFR + 3.35%), 7.39%, 11/03/28
(a)
830 858,670
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(j)
.................... 9,830 7,428,437
(1-day SOFR + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,157,950
(1-day SOFR + 4.25%), 8.11%, 11/03/33
(a)
1,111 1,168,364
(1-day SOFR + 2.39%), 6.25%, 03/09/34
(a)
1,985 1,940,038
(1-day SOFR + 2.65%), 6.33%, 03/09/44
(a)
355 340,871
ING Groep NV
3.55%, 04/09/24 ................. 200 197,344
(5-Year USD Swap Rate + 4.20%), 6.75%
(a)
(c)(j)
........................ 5,877 5,759,460
(5-Year USD Swap Semi + 4.45%), 6.50%
(a)
(j)
.......................... 2,710 2,554,196
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.34%),
5.75%
(a)(j)
.................... 679 601,296
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(j)
.................... 17,590 12,690,851
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(j)
................... EUR 400 402,812
5.71%, 01/15/26
(b)
................ USD 1,289 1,230,742
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(j)
................... EUR 6,127 6,283,438
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(j)
................... 2,020 1,809,959
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(c)(j)
............. EUR 1,350 $ 1,441,560
5.15%, 06/10/30
(c)
................ GBP 1,447 1,476,807
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 1,985,801
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. 940 582,872
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,544,038
JPMorgan Chase & Co.
(1-day SOFR + 1.16%), 2.30%, 10/15/25
(a)
350 335,702
(1-day SOFR + 0.77%), 1.47%, 09/22/27
(a)
222 194,491
(1-day SOFR + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,087,364
(1-day SOFR + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,802,745
(1-day SOFR + 1.02%), 2.07%, 06/01/29
(a)
974 820,700
(1-day SOFR + 1.45%), 5.30%, 07/24/29
(a)
4,180 4,067,068
(1-day SOFR + 1.26%), 2.96%, 01/25/33
(a)
1,754 1,396,407
(3-mo. CME Term SOFR + 1.62%), 3.88%,
07/24/38
(a)
................... 1,685 1,345,396
(3-mo. CME Term SOFR + 2.46%), 3.11%,
04/22/41
(a)
................... 140 97,299
5.60%, 07/15/41 ................. 175 166,515
(1-day SOFR + 1.46%), 3.16%, 04/22/42
(a)
1,215 834,828
5.63%, 08/16/43 ................. 15 14,106
4.95%, 06/01/45 ................. 765 654,005
Series W, (3-mo. CME Term SOFR +
1.26%), 6.63%, 05/15/47
(a)
........ 19,006 16,372,041
KBC Group NV
(a)(c)(j)
(5-Year EUR Swap Annual + 4.69%), 4.75% EUR 4,400 4,564,677
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00% ................ 2,000 2,092,585
Lloyds Banking Group plc
4.50%, 11/04/24 ................. USD 800 781,971
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(c)(j)
............. EUR 5,951 5,833,030
(5-Year USD Swap Rate + 4.50%), 7.50%
(a)
(j)
.......................... USD 3,975 3,713,748
4.58%, 12/10/25 ................. 2,250 2,151,754
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(a)(j)
.................... 7,290 6,705,092
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(a)(j)
. GBP 1,809 2,058,178
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(j)
.................... USD 6,980 6,257,336
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 1,595 1,471,424
3.74%, 03/07/29 ................. 420 381,851
3.20%, 07/18/29 ................. 365 317,036
2.05%, 07/17/30 ................. 760 592,098
NatWest Group plc
(a)(j)
(5-Year USD Swap Semi + 5.72%), 8.00% 1,200 1,165,920
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,835,321
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% ... GBP 750 753,217
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a)(c)(j)
.............. USD 1,100 1,026,952
Santander UK Group Holdings plc, (BPSWS5 +
5.79%), 6.75%
(a)(c)(j)
.............. GBP 8,783 10,381,259
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(j)
........ USD 600 567,000

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA
(a)(j)
(5-Year USD Swap Semi + 4.98%), 7.88%
(b)
USD 300 $ 297,524
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,848,406
(5-Year USD Swap Rate + 5.87%), 8.00%
(b)
1,900 1,855,242
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(b)
..................... 2,270 2,224,296
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
..................... EUR 3,300 3,333,361
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b)
..................... USD 12,900 9,198,669
Standard Chartered plc
(a)(j)
(3-mo. LIBOR USD + 1.51%), 7.14%
(b)
.. 2,000 1,855,707
(3-mo. LIBOR USD + 1.51%), 7.14%
(c)
.. 300 278,356
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
..................... 11,150 8,097,361
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26 ................. 1,975 1,955,345
5.52%, 01/13/28 ................. 930 917,300
1.90%, 09/17/28 ................. 580 478,680
3.04%, 07/16/29 ................. 130 111,052
2.75%, 01/15/30 ................. 385 318,141
Toronto-Dominion Bank (The)
5.53%, 07/17/26 ................. 1,499 1,488,075
5.16%, 01/10/28 ................. 83 81,007
(5-Year USD Swap Semi + 2.21%), 3.63%,
09/15/31
(a)
................... 100 92,521
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(j)
.................... EUR 1,000 959,454
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(j)
.............. 4,968 5,149,366
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29
(c)
.............. 909 917,793
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 973 904,583
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,675,873
Wells Fargo & Co.
(1-day SOFR + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,442,606
(1-day SOFR + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,519,908
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28
(a)
................... 715 654,578
(1-day SOFR + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,445,721
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a)(j)
.................... 2,253 2,271,400
(1-day SOFR + 1.74%), 5.57%, 07/25/29
(a)
2,910 2,838,972
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
2,704 2,447,121
(1-day SOFR + 2.02%), 5.39%, 04/24/34
(a)
1,999 1,868,880
5.61%, 01/15/44 ................. 950 842,422
4.65%, 11/04/44 ................. 210 163,289
4.75%, 12/07/46 ................. 545 425,369
(3-mo. CME Term SOFR + 4.50%), 5.01%,
04/04/51
(a)
................... 1,415 1,188,929
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 460 344,623
3.13%, 11/18/41 ................. 450 276,540
Woori Bank, 4.88%, 01/26/28
(b)
........ 265 258,245
447,032,499
Security
Par (000)
Par (000) Value
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. USD 145 $ 132,898
4.90%, 02/01/46 ................. 5,586 4,868,445
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 770 746,565
4.60%, 04/15/48 ................. 460 388,795
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 344 271,504
6,408,207
Biotechnology — 0.2%
AbbVie, Inc.
3.20%, 11/21/29 ................. 1,195 1,054,526
4.30%, 05/14/36 ................. 1,025 899,037
4.40%, 11/06/42 ................. 1,250 1,039,327
4.45%, 05/14/46 ................. 1,037 847,174
4.88%, 11/14/48 ................. 840 734,065
Amgen, Inc.
5.15%, 03/02/28 ................. 139 136,706
2.00%, 01/15/32 ................. 825 626,083
5.25%, 03/02/33 ................. 1,801 1,721,682
4.56%, 06/15/48 ................. 162 130,320
3.00%, 01/15/52 ................. 995 601,081
4.20%, 02/22/52 ................. 1,020 763,935
4.88%, 03/01/53 ................. 803 667,845
5.65%, 03/02/53 ................. 520 486,680
2.77%, 09/01/53 ................. 174 96,963
4.40%, 02/22/62 ................. 428 317,085
5.75%, 03/02/63 ................. 260 239,845
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 366 349,450
6.25%, 04/01/28 ................. GBP 1,005 1,079,559
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 686 571,464
4.75%, 03/01/46 ................. 646 553,164
4.15%, 03/01/47 ................. 100 79,003
2.80%, 10/01/50 ................. 1,788 1,079,957
5.55%, 10/15/53 ................. 845 812,423
Grifols SA
(c)
1.63%, 02/15/25 ................. EUR 215 219,117
3.20%, 05/01/25 ................. 701 711,487
3.88%, 10/15/28 ................. 799 715,108
16,533,086
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 USD 1,125 635,108
Amazon.com, Inc.
3.30%, 04/13/27 ................. 35 32,931
3.15%, 08/22/27 ................. 549 510,658
3.88%, 08/22/37 ................. 1,075 917,661
4.05%, 08/22/47 ................. 405 325,454
3.95%, 04/13/52 ................. 850 657,005
2.70%, 06/03/60 ................. 295 166,920
3.25%, 05/12/61 ................. 895 573,775
4.10%, 04/13/62 ................. 325 247,409
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 1,675 1,310,647
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,269,675
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
.................... 1,301 1,263,819
Marks & Spencer plc, 3.75%, 05/19/26
(c)
... GBP 150 171,458
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. USD 723 648,180
5.63%, 02/15/29 ................. 1,357 1,251,832
3.63%, 10/01/31 ................. 421 332,220
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 867 813,339
11,128,091

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. USD 2,862 $ 2,673,621
6.38%, 06/15/30 ................. 827 794,292
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,658,235
HT Troplast GmbH, 9.38%, 07/15/28
(c)
.... EUR 1,362 1,449,190
JELD-WEN, Inc., 4.63%, 12/15/25
(b)
..... USD 1,193 1,145,483
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 402 373,908
3.50%, 02/15/30 ................. 654 531,392
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 936,750
9.75%, 07/15/28 ................. 773 763,338
PCF GmbH, 4.75%, 04/15/26
(c)
........ EUR 589 484,601
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 4,197 3,875,766
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 400 370,780
4.75%, 01/15/28 ................. 1,012 912,813
4.38%, 07/15/30 ................. 1,611 1,334,229
3.38%, 01/15/31 ................. 861 665,537
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 146 132,567
18,102,502
Capital Markets — 1.4%
AerCap Ireland Capital DAC
6.10%, 01/15/27 ................. 945 940,373
3.65%, 07/21/27 ................. 1,483 1,346,167
5.75%, 06/06/28 ................. 1,379 1,347,241
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,491,085
Ares Capital Corp., 7.00%, 01/15/27 ..... 720 719,991
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 602 602,924
3.25%, 03/15/27 ................. 408 354,402
Blue Owl Capital Corp.
3.75%, 07/22/25 ................. 747 699,890
3.40%, 07/15/26 ................. 1,401 1,256,084
Blue Owl Credit Income Corp., 5.50%, 03/21/25 1,605 1,552,521
Charles Schwab Corp. (The)
3.45%, 02/13/26 ................. 567 535,831
5.88%, 08/24/26 ................. 1,330 1,325,620
(1-day SOFR + 2.01%), 6.14%, 08/24/34
(a)
600 583,654
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 1,887 1,649,782
Credit Suisse AG
4.75%, 08/09/24 ................. 1,358 1,338,701
3.63%, 09/09/24 ................. 1,695 1,649,653
7.50%, 02/15/28 ................. 2,648 2,769,877
Deutsche Bank AG
(a)
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(j)
............... 19,000 14,829,320
(1-day SOFR + 2.58%), 3.96%, 11/26/25 600 579,482
(1-day SOFR + 1.87%), 2.13%, 11/24/26 595 538,089
(1-day SOFR + 1.22%), 2.31%, 11/16/27 299 260,364
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(j)
.............. EUR 5,400 5,644,442
(5-Year EUR Swap Annual + 5.69%),
6.75%
(c)(j)
.................... 3,800 3,254,215
(1-day SOFR + 3.18%), 6.72%, 01/18/29 USD 1,010 1,003,997
(1-day SOFR + 5.44%), 5.88%, 07/08/31 574 503,381
(1-day SOFR + 3.65%), 7.08%, 02/10/34 1,135 1,025,747
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 222,429
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. USD 1,900 $ 1,892,739
(3-mo. CME Term SOFR + 1.46%), 3.27%,
09/29/25
(a)
................... 930 901,164
(1-day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,861,050
(1-day SOFR + 0.80%), 1.43%, 03/09/27
(a)
700 623,203
(3-mo. CME Term SOFR + 1.56%), 4.22%,
05/01/29
(a)
................... 695 642,895
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,148,183
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
1,428 1,087,548
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
1,120 864,492
6.75%, 10/01/37 ................. 450 455,691
5.15%, 05/22/45 ................. 195 167,099
Intercontinental Exchange, Inc., 5.20%,
06/15/62 ..................... 522 456,531
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 804,511
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 1,533 1,398,633
Morgan Stanley
(a)
(1-day SOFR + 1.16%), 3.62%, 04/17/25 990 974,413
(1-day SOFR + 0.53%), 0.79%, 05/30/25 840 806,854
(1-day SOFR + 1.99%), 2.19%, 04/28/26 725 681,060
(1-day SOFR + 0.88%), 1.59%, 05/04/27 1,075 956,836
(1-day SOFR + 1.61%), 4.21%, 04/20/28 6,400 6,017,801
3.59%, 07/22/28 ................. 1,430 1,304,703
(1-day SOFR + 1.73%), 5.12%, 02/01/29 1,250 1,203,770
(1-day SOFR + 1.63%), 5.45%, 07/20/29 745 725,979
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 .................... 1,042 964,000
(1-day SOFR + 1.14%), 2.70%, 01/22/31 1,530 1,250,945
(1-day SOFR + 3.12%), 3.62%, 04/01/31 285 245,520
(1-day SOFR + 1.29%), 2.94%, 01/21/33 1,330 1,047,385
(1-day SOFR + 1.49%), 3.22%, 04/22/42 180 124,019
(1-day SOFR + 1.43%), 2.80%, 01/25/52 160 93,148
Nasdaq, Inc., 5.55%, 02/15/34 ......... 810 773,107
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 96,370
6.13%, 11/02/32 ................. 779 769,186
S&P Global, Inc.
5.25%, 09/15/33
(b)
................ 340 331,408
3.25%, 12/01/49 ................. 406 268,368
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 236 244,032
State Street Corp., (3-mo. CME Term SOFR +
1.26%), 6.67%, 06/15/47
(a)
.......... USD 30,005 24,636,520
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 2,651 2,608,253
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(j)
.......................... 14,176 13,968,733
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(j)
.......................... 11,156 10,807,375
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
(j)
.......................... 3,239 3,053,690
(1-day SOFR + 2.04%), 2.19%, 06/05/26
(b)
2,621 2,437,686
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c)(j)
.................... 2,050 1,819,375
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 730 648,604
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(b)(j)
.................... 2,135 1,787,449
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 6.25%,
09/22/29
(b)
................... 1,077 1,065,701

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(j)
.................... USD 6,088 $ 4,361,585
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(b)
3,840 4,434,488
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30%,
09/22/34
(b)
................... 2,520 2,461,179
Vivion Investments SARL, 3.00%, 08/08/24
(c)
EUR 900 865,888
154,164,431
Chemicals — 0.6%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... USD 365 285,215
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 230 178,856
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 918,533
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 228,890
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,372,402
3.38%, 02/15/29 ................. 1,484 1,235,566
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 2,357 2,162,783
Celanese US Holdings LLC
6.35%, 11/15/28 ................. 779 769,209
6.55%, 11/15/30 ................. 742 726,144
6.70%, 11/15/33 ................. 1,048 1,020,138
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 1,136 985,934
4.63%, 11/15/29 ................. 464 373,266
DuPont de Nemours, Inc., 5.32%, 11/15/38 . 594 555,627
Eastman Chemical Co.
5.75%, 03/08/33 ................. 1,760 1,681,657
4.80%, 09/01/42 ................. 225 181,041
4.65%, 10/15/44 ................. 98 75,322
Ecolab, Inc., 2.70%, 12/15/51 ......... 762 445,198
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 7,172 6,189,342
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 1,645 1,600,703
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,092,400
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,371 2,617,471
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 788,243
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,801 2,645,400
INEOS Finance plc, 6.63%, 05/15/28
(c)
.... EUR 319 330,306
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ................. 1,875 1,801,098
2.50%, 01/15/26 ................. 777 746,375
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 435,347
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,363,640
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 1,827 1,737,007
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 844,703
LYB International Finance III LLC, 1.25%,
10/01/25 ..................... 800 728,951
MEGlobal BV
(b)
4.25%, 11/03/26 ................. 816 773,593
2.63%, 04/28/28 ................. 803 692,531
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,185,940
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
EUR 678 699,698
Nobian Finance BV, 3.63%, 07/15/26
(c)
.... 1,192 1,136,542
Nutrien Ltd.
5.90%, 11/07/24 ................. USD 2,150 2,143,990
4.90%, 03/27/28 ................. 1,005 970,645
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
................ EUR 1,970 2,077,459
9.75%, 11/15/28
(b)
................ USD 3,364 3,356,728
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 387,485
8.75%, 05/03/29
(b)
................ 2,671 2,561,569
Security
Par (000)
Par (000) Value
Chemicals (continued)
SCIL IV LLC
5.38%, 11/01/26
(b)
................ USD 1,825 $ 1,667,537
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.10%, 11/01/26
(a)(c)
............. EUR 584 612,803
9.50%, 07/15/28
(c)
................ 1,013 1,090,686
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 920 702,907
4.38%, 02/01/32 ................. 204 153,142
Sherwin-Williams Co. (The)
3.13%, 06/01/24 ................. 3,500 3,434,128
2.95%, 08/15/29 ................. 584 504,596
4.50%, 06/01/47 ................. 195 155,936
3.30%, 05/15/50 ................. 15 9,527
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 3,650 2,925,219
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 1,863 1,876,835
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 729 668,812
5.63%, 08/15/29 ................. 5,253 4,248,364
7.38%, 03/01/31 ................. 1,469 1,424,171
71,577,610
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
985 822,475
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 3,873 3,669,822
9.75%, 07/15/27
(b)
................ 5,391 4,821,786
3.63%, 06/01/28
(c)
................ EUR 808 702,627
4.63%, 06/01/28
(b)
................ USD 9,475 7,882,662
4.88%, 06/01/28
(c)
................ GBP 410 397,316
6.00%, 06/01/29
(b)
................ USD 6,106 4,551,947
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 847,068
4.75%, 10/15/29 ................. 1,044 913,473
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 546,370
5.75%, 07/15/29 ................. 2,047 1,724,837
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,401 1,377,057
6.38%, 05/01/25 ................. 1,588 1,613,313
5.00%, 02/01/28 ................. 2,621 2,423,988
Ashtead Capital, Inc., 5.95%, 10/15/33
(b)
... 1,483 1,407,897
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 99,984
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.28%, 05/15/28
(a)(c)
......... EUR 724 758,751
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. USD 1,539 1,450,257
6.38%, 02/01/31 ................. 807 784,703
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 1,506 1,235,522
5.00%, 09/01/30 ................. 398 317,605
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 1,158 1,059,640
9.50%, 11/01/27 ................. 396 378,622
7.75%, 02/15/28 ................. 2,941 2,883,363
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 613,118
3.75%, 08/01/25 ................. 2,171 2,057,851
5.13%, 12/15/26 ................. 301 286,729
4.00%, 08/01/28 ................. 1,744 1,523,849
3.50%, 09/01/28 ................. 1,168 1,005,543
4.75%, 06/15/29 ................. 1,486 1,320,918
4.38%, 08/15/29 ................. 1,396 1,212,580
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 813 830,982
4.88%, 08/15/25 ................. 1,396 1,338,589

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
9.25%, 03/15/28 ................. EUR 158 $ 140,941
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,375,920
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 3,052 2,457,599
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,242 2,029,710
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 871 902,760
3.50%, 07/01/28 ................. 413 389,705
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 2,736 2,654,380
6.25%, 01/15/28 ................. 2,389 2,212,617
Q-Park Holding I BV
(c)
1.50%, 03/01/25 ................. EUR 1,183 1,210,078
(3-mo. EURIBOR + 2.00%), 5.80%,
03/01/26
(a)
................... 360 376,804
Republic Services, Inc.
0.88%, 11/15/25 ................. USD 519 469,546
4.88%, 04/01/29 ................. 818 794,981
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,823 1,870,689
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 870 887,209
Verisure Holding AB
(c)
3.25%, 02/15/27 ................. 512 485,828
9.25%, 10/15/27 ................. 1,631 1,827,837
7.13%, 02/01/28 ................. 1,173 1,252,556
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 6,218 5,806,221
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
. 1,603 1,594,254
81,600,879
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 1,337 1,272,761
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,658 2,480,523
4.75%, 09/01/29 ................. 1,323 973,125
Motorola Solutions, Inc., 4.60%, 02/23/28 .. 609 582,369
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 4,482 4,140,248
5.63%, 04/15/27 ................. 2,866 2,483,002
7.50%, 05/30/31 ................. 264 174,372
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 669,017
12,775,417
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 926 896,368
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,333,607
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 3,100 3,201,883
2.63%, 05/30/27 ................. 287 272,393
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... USD 8,125 8,137,513
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 183,114
1.50%, 06/08/28 ................. 1,600 1,460,111
2.00%, 02/15/33 ................. 1,800 1,465,759
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(k)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,299,231
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,008 1,138,236
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. 807 972,313
5.75%, 03/03/25 ................. 221 263,532
3.88%, 03/01/27 ................. 607 648,026
4.13%, 09/01/29 ................. 840 826,347
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Webuild SpA, 7.00%, 09/27/28
(c)
........ EUR 989 $ 1,024,591
24,123,024
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(b)(j)
.............. USD 1,330 1,236,501
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,619,764
2.88%, 08/14/24 ................. 250 242,823
6.50%, 07/15/25 ................. 885 886,021
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,952,428
American Express Co., 3.95%, 08/01/25 ... 1,985 1,920,223
American Honda Finance Corp., 4.70%,
01/12/28 ..................... 399 387,725
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,144,388
(1-day SOFR + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,392,058
3.80%, 01/31/28 ................. 660 595,264
(1-day SOFR + 1.34%), 2.36%, 07/29/32
(a)
735 503,664
(1-day SOFR + 1.27%), 2.62%, 11/02/32
(a)
420 307,767
(1-day SOFR + 2.60%), 5.82%, 02/01/34
(a)
1,835 1,653,701
(1-day SOFR + 2.86%), 6.38%, 06/08/34
(a)
1,430 1,349,513
DAE Funding LLC
(c)
1.55%, 08/01/24 ................. 1,648 1,574,499
2.63%, 03/20/25 ................. 829 778,514
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 744 765,097
5.38%, 02/15/26 ................. GBP 1,003 1,122,029
4.25%, 06/01/28 ................. 665 649,093
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 1,818 2,143,169
4.54%, 03/06/25 ................. 1,539 1,802,700
4.69%, 06/09/25 ................. USD 200 192,179
5.13%, 06/16/25 ................. 2,065 1,998,967
4.13%, 08/04/25 ................. 1,628 1,543,480
3.38%, 11/13/25 ................. 724 671,739
6.86%, 06/05/26 ................. GBP 851 1,023,042
4.95%, 05/28/27 ................. USD 1,606 1,507,477
7.35%, 11/04/27 ................. 600 611,800
6.80%, 05/12/28 ................. 5,851 5,844,232
5.11%, 05/03/29 ................. 1,355 1,240,271
7.35%, 03/06/30 ................. 3,502 3,546,398
7.20%, 06/10/30 ................. 3,864 3,883,320
3.63%, 06/17/31 ................. 492 397,562
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 454,369
2.40%, 04/10/28 ................. 255 216,935
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 2,320 2,209,859
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(j)
...... EUR 1,400 1,463,528
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. USD 636 644,745
8.13%, 03/30/29 ................. 915 916,235
Navient Corp.
5.88%, 10/25/24 ................. 600 590,532
5.50%, 03/15/29 ................. 1,399 1,175,174
9.38%, 07/25/30 ................. 883 870,859
OneMain Finance Corp.
6.88%, 03/15/25 ................. 934 926,596
7.13%, 03/15/26 ................. 2,323 2,275,103
3.50%, 01/15/27 ................. 820 702,125
6.63%, 01/15/28 ................. 899 829,480

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.38%, 11/15/29 ................. USD 451 $ 377,713
4.00%, 09/15/30 ................. 385 288,887
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,146,694
Toyota Motor Credit Corp.
1.90%, 01/13/27 ................. 48 43,035
1.15%, 08/13/27 ................. 228 195,364
4.55%, 09/20/27 ................. 1,428 1,389,162
5.45%, 11/10/27 ................. 670 672,209
3.38%, 04/01/30 ................. 376 332,575
64,972,086
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,400 1,252,574
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,360 2,185,980
4.63%, 01/15/27 ................. 830 783,701
5.88%, 02/15/28 ................. 1,081 1,040,439
6.50%, 02/15/28 ................. 1,136 1,122,796
3.50%, 03/15/29 ................. 1,528 1,302,751
4.88%, 02/15/30 ................. 1,624 1,463,263
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 2,612 2,767,059
4.50%, 02/16/26 ................. 3,384 3,658,827
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,224 1,057,338
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 1,112 1,087,605
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 480,249
US Foods, Inc.
(b)
6.88%, 09/15/28 ................. 990 987,921
4.75%, 02/15/29 ................. 1,305 1,166,367
4.63%, 06/01/30 ................. 1,174 1,019,973
7.25%, 01/15/32 ................. 1,193 1,191,795
22,568,638
Containers & Packaging — 0.7%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,580 3,454,996
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 2,703 2,597,495
2.00%, 09/01/28
(c)
................ EUR 1,032 902,870
3.00%, 09/01/29
(c)
................ 1,430 1,145,361
4.00%, 09/01/29
(b)
................ USD 7,406 5,795,721
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 1,886 1,838,381
2.13%, 08/15/26
(c)
................ EUR 1,570 1,472,175
4.13%, 08/15/26
(b)
................ USD 811 741,268
4.75%, 07/15/27
(c)
................ GBP 1,805 1,736,570
5.25%, 08/15/27
(b)
................ USD 1,013 845,343
Ball Corp.
5.25%, 07/01/25 ................. 113 110,820
6.00%, 06/15/29 ................. 1,153 1,119,354
Berry Global, Inc., 1.57%, 01/15/26 ...... 3,466 3,133,036
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 751,194
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 3,070 2,854,448
8.75%, 04/15/30 ................. 3,222 2,763,378
Crown Americas LLC
4.75%, 02/01/26 ................. 353 339,043
4.25%, 09/30/26 ................. 620 582,800
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 373,520
Crown European Holdings SA
(c)
3.38%, 05/15/25 ................. EUR 662 682,448
5.00%, 05/15/28 ................. 660 694,408
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... 1,535 1,730,394
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... USD 993 871,201
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,269,444
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 2,029 $ 1,789,471
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
383 248,734
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,515 1,360,044
9.50%, 11/01/28 ................. 2,326 2,384,150
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 15,574 15,024,797
9.25%, 04/15/27 ................. 534 466,761
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 1,244 1,336,789
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. USD 183 178,403
7.25%, 05/15/31 ................. 1,094 1,069,385
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 2,923 2,437,928
Sealed Air Corp.
(b)
6.13%, 02/01/28 ................. 1,179 1,141,886
5.00%, 04/15/29 ................. 308 276,929
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 648,945
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(d)
............... 2,441 2,276,069
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.53%, 08/15/26
(a)(c)
............. EUR 1,399 1,456,906
8.50%, 08/15/27
(b)(d)
............... USD 4,707 4,301,656
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 315,512
4.00%, 03/15/28 ................. 612 567,272
4.90%, 03/15/29 ................. 400 382,239
76,469,544
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 1,019 849,157
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 2,258 2,144,490
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 405,039
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 448 446,970
3,845,656
Diversified Consumer Services — 0.1%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 1,950 1,873,651
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 818,530
Northwestern University, 4.64%, 12/01/44 .. 470 421,143
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 2,286 2,185,704
Service Corp. International
5.13%, 06/01/29 ................. USD 716 661,942
3.38%, 08/15/30 ................. 1,285 1,035,710
4.00%, 05/15/31 ................. 1,613 1,324,243
Sotheby's
(b)
7.38%, 10/15/27 ................. 3,840 3,534,405
5.88%, 06/01/29 ................. 3,842 3,083,205
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
.... EUR 933 929,914
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... USD 320 244,471
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 290,327
16,403,245
Diversified REITs — 0.2%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 761 589,200
GLP Capital LP
4.00%, 01/15/30 ................. 495 419,787
3.25%, 01/15/32 ................. 1,621 1,258,040
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,157,261
Invitation Homes Operating Partnership LP
4.15%, 04/15/32 ................. 400 344,030
5.50%, 08/15/33 ................. 1,622 1,513,946

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... USD 1,328 $ 1,091,526
Mid-America Apartments LP
3.60%, 06/01/27 ................. 412 385,415
3.95%, 03/15/29 ................. 122 112,598
MPT Operating Partnership LP, 2.50%,
03/24/26 ..................... GBP 1,453 1,342,865
Prologis LP
4.75%, 06/15/33 ................. USD 218 200,838
5.13%, 01/15/34 ................. 1,522 1,437,324
RHP Hotel Properties LP, 7.25%, 07/15/28
(b)
3,387 3,327,705
Simon Property Group LP, 5.50%, 03/08/33 . 1,270 1,204,923
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,346 1,284,999
VICI Properties LP
3.50%, 02/15/25
(b)
................ 1,430 1,368,195
4.63%, 12/01/29
(b)
................ 1,637 1,452,101
4.95%, 02/15/30 ................. 1,089 996,400
4.13%, 08/15/30
(b)
................ 3,474 2,954,220
5.13%, 05/15/32 ................. 2,240 2,004,964
5.63%, 05/15/52 ................. 1,357 1,123,724
25,570,061
Diversified Telecommunication Services — 1.2%
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 100 99,910
2.13%, 02/15/25
(c)
................ 2,233 2,219,189
5.88%, 02/01/27
(c)
................ 650 589,742
8.13%, 02/01/27
(b)
................ USD 2,306 2,044,952
3.38%, 01/15/28
(c)
................ EUR 544 425,129
5.50%, 01/15/28
(b)
................ USD 3,359 2,587,161
5.13%, 01/15/29
(b)
................ 679 482,787
5.50%, 10/15/29
(b)
................ 2,153 1,548,255
AT&T, Inc.
4.35%, 03/01/29 ................. 25 23,266
4.50%, 05/15/35 ................. 2,685 2,290,233
5.35%, 09/01/40 ................. 1,500 1,336,438
4.65%, 06/01/44 ................. 200 156,910
3.65%, 06/01/51 ................. 710 457,804
3.55%, 09/15/55 ................. 926 566,858
3.65%, 09/15/59 ................. 206 125,340
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)
1,000 5,390
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80
(c)
.............. EUR 236 227,679
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88%,
11/23/81
(b)
................... USD 700 561,556
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83
(c)
................... GBP 1,726 2,100,603
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 2,101 1,957,536
5.00%, 02/01/28 ................. 1,327 1,205,099
5.38%, 06/01/29 ................. 3,058 2,743,662
6.38%, 09/01/29 ................. 2,617 2,440,262
4.50%, 08/15/30 ................. 788 646,801
4.25%, 02/01/31 ................. 4,075 3,243,857
7.38%, 03/01/31 ................. 7,961 7,688,964
4.75%, 02/01/32 ................. 1,919 1,535,200
4.25%, 01/15/34 ................. 820 603,748
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 600 560,534
2.13%, 08/11/30
(l)
................ 1,400 1,406,938
1.75%, 10/23/30 ................. 1,800 1,543,811
0.75%, 11/20/31
(l)
................ 1,600 1,297,379
eircom Finance DAC, 1.75%, 11/01/24
(c)
... 444 458,054
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,705 $ 1,550,643
5.00%, 05/01/28 ................. 4,743 4,049,680
8.75%, 05/15/30 ................. 4,900 4,652,429
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 525 511,196
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 3,914 3,677,254
5.63%, 10/15/28
(c)
................ EUR 500 490,969
7.00%, 10/15/28
(b)
................ USD 1,458 1,327,183
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 700 713,218
5.38%, 06/14/27 ................. 1,600 1,643,904
5.63%, 02/15/30 ................. 1,800 1,812,655
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 2,423 2,238,602
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 107,342
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 5,028 4,708,118
4.63%, 09/15/27 ................. 5,410 3,890,694
3.63%, 01/15/29 ................. 510 285,600
10.50%, 05/15/30 ................ 5,125 5,158,763
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 3,527 3,460,550
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
USD 2,433 1,602,009
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 2,200 2,229,400
Sprint Capital Corp., 6.88%, 11/15/28 ..... USD 2,827 2,918,867
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,756 1,522,579
6.00%, 09/30/34 ................. 2,575 2,146,987
7.20%, 07/18/36 ................. 626 557,005
7.72%, 06/04/38 ................. 795 727,425
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 725 812,527
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 100 104,932
5.30%, 05/30/24
(b)
................ USD 1,855 1,823,814
2.75%, 04/15/25
(c)
................ EUR 651 656,300
3.63%, 05/25/26
(c)
................ 170 170,746
2.38%, 10/12/27
(c)
................ 400 367,310
6.88%, 02/15/28
(c)
................ 2,471 2,625,919
7.88%, 07/31/28
(c)
................ 2,430 2,659,535
1.63%, 01/18/29
(c)
................ 2,332 1,926,103
5.25%, 03/17/55 ................. 300 252,332
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 565,375
4.90%, 03/06/48 ................. 670 507,487
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 4,931 4,829,681
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 2,797 2,561,344
1.50%, 09/18/30 ................. 285 216,199
1.68%, 10/30/30 ................. 711 540,579
2.55%, 03/21/31 ................. 282 224,538
2.36%, 03/15/32 ................. 540 411,998
5.85%, 09/15/35 ................. 690 670,825
2.65%, 11/20/40 ................. 1,400 886,226
3.40%, 03/22/41 ................. 1,875 1,329,265
2.85%, 09/03/41 ................. 440 284,454
6.55%, 09/15/43 ................. 245 252,611
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,061,139
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 1,159 1,310,058
5.25%, 05/15/29
(c)
................ 361 378,792
5.50%, 05/15/29
(b)
................ USD 400 356,354
4.25%, 01/15/30
(c)
................ GBP 108 105,252
4.50%, 08/15/30
(b)
................ USD 843 696,402

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. USD 19,729 $ 14,636,659
6.13%, 03/01/28 ................. 2,566 1,649,219
142,038,094
Electric Utilities — 1.1%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 48,097
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,815 1,541,491
Alabama Power Co., 4.15%, 08/15/44 .... 678 521,425
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
895 896,172
American Electric Power Co., Inc., 5.70%,
08/15/25
(a)
.................... 2,205 2,193,699
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 435 334,982
3.20%, 09/15/49 ................. 525 338,113
2.90%, 06/15/50 ................. 105 62,552
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 636 526,380
Series ai., 4.45%, 10/01/32 .......... 35 32,157
Series AJ, 4.85%, 10/01/52 ......... 132 114,691
Clearway Energy Operating LLC, 3.75%,
02/15/31
(b)
.................... 116 91,501
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ..................... 500 359,545
DTE Electric Co., Series B, 3.65%, 03/01/52 100 70,087
Duke Energy Carolinas LLC
6.05%, 04/15/38 ................. 100 99,715
3.70%, 12/01/47 ................. 600 427,912
3.95%, 03/15/48 ................. 704 517,540
3.20%, 08/15/49 ................. 1,202 770,330
3.55%, 03/15/52 ................. 200 136,589
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,040,182
2.45%, 06/01/30 ................. 425 345,091
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 13,604,087
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,353 1,994,495
1.75%, 06/15/30 ................. 255 200,665
3.85%, 11/15/42 ................. 320 237,834
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,808 2,546,097
4.10%, 05/15/42 ................. 100 77,520
4.20%, 08/15/45 ................. 830 633,246
5.35%, 03/15/53 ................. 588 534,440
Edison International
5.75%, 06/15/27 ................. 387 383,419
5.25%, 11/15/28 ................. 1,250 1,202,678
6.95%, 11/15/29 ................. 898 926,116
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 2,111 2,113,115
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 486,996
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,800 1,684,199
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 314,003
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 936,576
Enel Finance International NV
(b)
6.80%, 10/14/25 ................. 337 340,923
1.38%, 07/12/26 ................. 1,890 1,669,054
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
. 1,276 1,051,207
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Eversource Energy
2.90%, 03/01/27 ................. USD 263 $ 240,157
4.60%, 07/01/27 ................. 1,142 1,098,377
Exelon Corp.
3.95%, 06/15/25 ................. 595 575,839
4.45%, 04/15/46 ................. 351 273,745
FirstEnergy Corp.
(d)
Series B, 4.15%, 07/15/27 .......... 1,500 1,394,206
Series C, 5.10%, 07/15/47
(a)
......... 149 126,450
FirstEnergy Transmission LLC, 4.35%,
01/15/25
(b)
.................... 2,346 2,289,947
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 491,262
3.70%, 12/01/47 ................. 365 265,884
3.15%, 10/01/49 ................. 465 302,673
2.88%, 12/04/51 ................. 218 131,979
Georgia Power Co., 4.70%, 05/15/32 ..... 1,959 1,815,036
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 300 290,607
3.10%, 11/30/51 ................. 100 58,708
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 2,609 2,482,698
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 907 828,678
4.25%, 07/15/49 ................. 215 167,873
Naturgy Finance BV
(a)(c)(j)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 517,604
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,306,233
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. USD 3,430 3,384,292
6.05%, 03/01/25 ................. 370 370,560
5.75%, 09/01/25 ................. 1,035 1,032,094
3.55%, 05/01/27 ................. 73 67,978
1.90%, 06/15/28 ................. 700 592,307
2.25%, 06/01/30 ................. 400 320,227
2.44%, 01/15/32 ................. 184 142,344
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 27,037 22,886,902
NextEra Energy Operating Partners LP, 3.88%,
10/15/26
(b)
.................... 626 566,790
Northern States Power Co.
3.60%, 05/15/46 ................. 1,053 734,941
2.90%, 03/01/50 ................. 260 159,137
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................. 957 811,217
7.00%, 03/15/33 ................. 1,180 1,140,086
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,151 874,352
5.00%, 06/01/33 ................. 680 638,027
4.15%, 04/01/48 ................. 140 104,985
4.00%, 06/01/49 ................. 975 710,600
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28
(b)
................ 239 228,208
3.75%, 04/01/45 ................. 441 326,001
3.80%, 09/30/47 ................. 345 252,887
4.60%, 06/01/52 ................. 526 434,119
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,385,001
3.30%, 12/01/27 ................. 1,065 940,971
2.50%, 02/01/31 ................. 570 433,645
4.45%, 04/15/42 ................. 475 339,326
4.00%, 12/01/46 ................. 258 163,515
4.95%, 07/01/50 ................. 1,540 1,147,867
3.50%, 08/01/50 ................. 815 485,176
5.25%, 03/01/52 ................. 470 362,227

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.70%, 04/01/53 ................. USD 560 $ 525,927
PacifiCorp
4.13%, 01/15/49 ................. 247 173,641
2.90%, 06/15/52 ................. 620 341,251
5.35%, 12/01/53 ................. 770 639,080
5.50%, 05/15/54 ................. 125 106,014
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
682 684,428
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,363 2,052,265
PECO Energy Co.
4.90%, 06/15/33 ................. 1,051 999,818
3.00%, 09/15/49 ................. 216 134,391
4.60%, 05/15/52 ................. 200 165,192
4.38%, 08/15/52 ................. 286 228,686
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 18,921
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 425 266,547
Series 36, 2.70%, 01/15/51 ......... 100 55,936
Public Service Electric & Gas Co.
3.10%, 03/15/32 ................. 201 169,074
4.90%, 12/15/32 ................. 1,786 1,712,758
5.80%, 05/01/37 ................. 100 98,327
3.60%, 12/01/47 ................. 179 128,058
3.00%, 03/01/51 ................. 657 410,631
Southern California Edison Co.
1.10%, 04/01/24 ................. 600 586,021
Series D, 4.70%, 06/01/27 .......... 465 451,152
5.95%, 11/01/32 ................. 383 381,977
4.00%, 04/01/47 ................. 725 524,220
Series B, 4.88%, 03/01/49 .......... 70 57,191
3.65%, 02/01/50 ................. 700 472,570
Series 20A, 2.95%, 02/01/51 ........ 240 141,845
Series H, 3.65%, 06/01/51 .......... 435 288,682
3.45%, 02/01/52 ................. 200 127,514
Series E, 5.45%, 06/01/52 .......... 490 432,331
5.70%, 03/01/53 ................. 435 399,658
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,305,774
Tampa Electric Co.
4.35%, 05/15/44 ................. 41 31,922
4.30%, 06/15/48 ................. 267 203,210
4.45%, 06/15/49 ................. 556 432,808
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 460 459,486
6.35%, 11/30/37 ................. 80 80,565
4.45%, 02/15/44 ................. 300 238,833
4.60%, 12/01/48 ................. 595 480,541
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ................. 2,077 2,025,632
5.13%, 05/13/25 ................. 2,493 2,429,235
7.75%, 10/15/31 ................. 1,636 1,611,532
6.95%, 10/15/33 ................. 1,150 1,127,960
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 382,059
120,682,322
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 1,980 1,925,880
6.30%, 02/15/30 ................. 1,670 1,613,173
6.40%, 04/15/33 ................. 1,149 1,106,726
Sensata Technologies BV
5.00%, 10/01/25 ................. 1,971 1,910,762
4.00%, 04/15/29 ................. 1,157 996,291
5.88%, 09/01/30 ................. 735 684,743
Vertiv Group Corp., 4.13%, 11/15/28 ..... 3,671 3,226,849
11,464,424
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... USD 2,295 $ 1,989,857
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,292 1,115,649
3.75%, 02/15/31 ................. 447 361,768
3,467,274
Energy Equipment & Services — 0.6%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,927 2,831,410
6.25%, 04/01/28 ................. 4,004 3,727,821
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
...... 3,596 3,551,050
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,944,388
Halliburton Co.
2.92%, 03/01/30 ................. 489 416,469
5.00%, 11/15/45 ................. 357 302,624
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,517,013
7.50%, 01/15/28 ................. 1,985 1,835,108
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 3,809 3,728,059
7.38%, 05/15/27
(b)
................ 198 191,540
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 1,765 1,788,083
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 360 339,143
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 525 526,886
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 436,660
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
... 1,237 1,259,414
Shelf Drilling Holdings Ltd., Class B, 9.63%,
04/15/29 ..................... 1,045 1,026,023
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,038,146
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 657 657,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 649 660,357
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 2,970 2,902,639
11.50%, 01/30/27 ................ 3,032 3,179,810
8.00%, 02/01/27 ................. 1,070 1,029,875
8.75%, 02/15/30 ................. 4,927 5,037,551
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,862 2,803,453
6.88%, 09/01/27 ................. 2,454 2,379,037
Valaris Ltd., 8.38%, 04/30/30
(b)
......... 4,257 4,260,193
Vallourec SACA, 8.50%, 06/30/26
(c)
...... EUR 1,531 1,618,650
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. USD 7,749 7,672,617
8.38%, 06/01/31 ................. 10,398 10,221,880
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 1,472 1,472,147
8.63%, 04/30/30 ................. 2,689 2,709,585
73,064,631
Entertainment — 0.1%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
.... GBP 502 579,058
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,681 1,108,295
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 647,467
5.63%, 03/15/26 ................. 100 96,014
6.50%, 05/15/27 ................. 6,775 6,680,092
4.75%, 10/15/27 ................. 2,302 2,107,769
Netflix, Inc.
(b)
5.38%, 11/15/29 ................. 346 337,603
4.88%, 06/15/30 ................. 1,662 1,573,429
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... 488 485,301
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 620,279

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................. EUR 376 $ 395,801
10.00%, 10/11/28 ................ GBP 471 572,897
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 399 333,165
TWDC Enterprises 18 Corp.
3.70%, 12/01/42 ................. 314 234,797
4.13%, 06/01/44 ................. 85 67,090
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 321 280,595
3.50%, 05/13/40 ................. 453 339,297
16,458,949
Financial Services — 0.7%
Agps Bondco plc
(c)(f)(k)
6.00%, 08/05/25 ................. EUR 600 274,293
5.50%, 11/13/26 ................. 1,000 418,777
5.00%, 01/14/29 ................. 2,400 755,891
Banco Votorantim SA, 4.50%, 09/24/24
(c)
.. USD 1,378 1,343,068
Block, Inc.
2.75%, 06/01/26 ................. 3,010 2,707,188
3.50%, 06/01/31 ................. 5,586 4,388,145
Blue Owl Credit Income Corp., 7.75%, 09/16/27 1,780 1,765,687
Castor SpA, (3-mo. EURIBOR at 5.25% Floor +
5.25%), 9.10%, 02/15/29
(a)(c)
......... EUR 747 748,388
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... USD 1,565 1,541,383
Fidelity National Information Services, Inc.
1.15%, 03/01/26 ................. 652 584,134
4.70%, 07/15/27 ................. 694 672,683
3.10%, 03/01/41 ................. 121 80,220
Fiserv, Inc.
2.65%, 06/01/30 ................. 389 319,548
4.40%, 07/01/49 ................. 42 32,174
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 523 531,813
12.25%, 10/01/30 ................ 519 530,496
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,624 1,315,631
7.75%, 11/01/25 ................. GBP 381 350,232
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. USD 263 260,371
8.00%, 06/15/28 ................. 263 262,481
Global Payments, Inc.
1.20%, 03/01/26 ................. 1,052 938,258
4.80%, 04/01/26 ................. 1,307 1,267,277
3.20%, 08/15/29 ................. 2,058 1,750,158
5.30%, 08/15/29 ................. 380 362,385
5.40%, 08/15/32 ................. 839 786,438
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,343,303
Mastercard, Inc., 3.95%, 02/26/48 ....... 101 79,967
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,100,696
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 7,093 6,625,545
6.00%, 01/15/27 ................. 1,020 963,821
5.13%, 12/15/30 ................. 670 543,991
5.75%, 11/15/31 ................. 1,240 1,025,755
Nationwide Building Society
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,036,609
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,748,275
Nexi SpA, 0.00%, 02/24/28
(c)(l)(m)
........ EUR 3,500 2,812,220
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. USD 355 349,995
1.16%, 04/03/26 ................. 2,245 2,015,078
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(j)
........ EUR 600 580,714
Security
Par (000)
Par (000) Value
Financial Services (continued)
PayPal Holdings, Inc., 4.40%, 06/01/32 ... USD 830 $ 767,303
Permian Resources Operating LLC, 7.00%,
01/15/32
(b)
.................... 923 910,274
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 5,942 5,233,060
3.88%, 03/01/31 ................. 542 432,175
4.00%, 10/15/33 ................. 295 222,779
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,747,494
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 1,579 1,105,054
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200)
(a)(e)(g)
...... EUR 6,599 6,732,507
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
.................... 726 713,980
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 12,884,241
80,961,955
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 573 573,782
Chobani LLC
(b)
7.50%, 04/15/25 ................. 5,095 5,047,005
4.63%, 11/15/28 ................. 4,454 3,928,339
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 1,483 1,404,005
General Mills, Inc.
2.25%, 10/14/31 ................. 1,085 846,650
3.00%, 02/01/51 ................. 144 89,152
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 352 331,610
4.88%, 10/01/49 ................. 1,597 1,333,075
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,269,149
4.13%, 01/31/30 ................. 2,179 1,863,369
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
1,339 1,326,949
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 505,211
5.63%, 01/15/28 ................. 413 390,437
5.50%, 12/15/29 ................. 124 112,403
4.63%, 04/15/30 ................. 129 110,460
4.50%, 09/15/31 ................. 186 154,807
Premier Foods Finance plc
3.50%, 10/15/26
(c)
................ GBP 977 1,082,370
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,319 1,082,009
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 916,456
22,367,238
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
.. USD 1,296 1,313,820
Atmos Energy Corp.
2.63%, 09/15/29 ................. 955 827,323
5.75%, 10/15/52 ................. 102 99,846
Cameron LNG LLC, 3.70%, 01/15/39
(b)
.... 679 522,077
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
............... 1,403 1,415,276
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 1,668 1,371,930
3.75%, 10/16/29
(c)
................ 1,344 1,105,440
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 516,698
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,376 1,199,882
8,372,292
Ground Transportation — 0.3%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 1,548,019
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
.................... EUR 756 668,383
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 193,711

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.75%, 05/01/40 ................. USD 300 $ 297,817
5.15%, 09/01/43 ................. 100 91,610
4.90%, 04/01/44 ................. 995 880,475
4.15%, 04/01/45 ................. 100 79,391
4.70%, 09/01/45 ................. 200 170,506
4.05%, 06/15/48 ................. 100 77,182
3.55%, 02/15/50 ................. 105 74,617
2.88%, 06/15/52 ................. 305 187,609
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 814 725,043
CSX Corp.
4.30%, 03/01/48 ................. 630 497,999
4.75%, 11/15/48 ................. 281 237,604
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 397 389,388
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 849,027
5.00%, 12/01/29 ................. 839 656,871
Loxam SAS, 5.75%, 07/15/27
(c)
........ EUR 200 195,591
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(c)(j)
................... GBP 1,335 1,405,032
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,246,929
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 186,288
5.05%, 08/01/30 ................. 1,170 1,127,296
3.00%, 03/15/32 ................. 137 112,878
4.45%, 03/01/33 ................. 882 805,417
3.94%, 11/01/47 ................. 100 74,384
4.15%, 02/28/48 ................. 809 619,500
3.05%, 05/15/50 ................. 425 263,639
4.05%, 08/15/52 ................. 100 74,180
3.70%, 03/15/53 ................. 545 374,734
5.35%, 08/01/54 ................. 320 292,336
3.16%, 05/15/55 ................. 150 91,769
Penske Truck Leasing Co. LP
(b)
3.45%, 07/01/24 ................. 879 862,152
4.00%, 07/15/25 ................. 3,115 2,991,855
4.20%, 04/01/27 ................. 340 316,538
5.88%, 11/15/27 ................. 1,075 1,056,311
Ryder System, Inc.
2.50%, 09/01/24 ................. 995 963,213
2.85%, 03/01/27 ................. 1,068 971,808
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 2,496 2,511,600
8.00%, 11/01/26 ................. 1,094 1,106,860
7.50%, 09/15/27 ................. 4,087 4,120,939
6.25%, 01/15/28 ................. 782 764,690
4.50%, 08/15/29 ................. 4,388 3,922,243
Union Pacific Corp.
4.05%, 03/01/46 ................. 25 19,027
3.25%, 02/05/50 ................. 300 202,032
3.50%, 02/14/53 ................. 353 244,867
3.95%, 08/15/59 ................. 1,005 721,574
3.84%, 03/20/60 ................. 411 288,048
3.80%, 04/06/71 ................. 100 67,454
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,530,540
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 647 654,143
37,811,119
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
3.75%, 11/30/26 ................. 343 329,173
4.75%, 11/30/36 ................. 976 927,244
Avantor Funding, Inc.
2.63%, 11/01/25
(c)
................ EUR 714 720,289
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.63%, 07/15/28
(b)
................ USD 2,133 $ 1,944,611
3.88%, 11/01/29
(b)
................ 1,465 1,252,092
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 6,200 6,218,414
Baxter International, Inc., 2.54%, 02/01/32 . 1,176 910,675
Becton Dickinson & Co., 3.70%, 06/06/27 .. 1,691 1,584,701
Embecta Corp., 6.75%, 02/15/30
(b)
...... 318 259,965
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,814,221
GE HealthCare Technologies, Inc., 5.55%,
11/15/24 ..................... 1,375 1,368,108
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 2,519 2,129,619
5.25%, 10/01/29 ................. 7,430 6,421,721
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 1,097 1,050,012
4.50%, 03/30/33 ................. 1,106 1,030,305
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 157,810
28,118,960
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 655,625
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 387,557
5.13%, 03/01/30 ................. 204 157,973
Aetna, Inc.
4.75%, 03/15/44 ................. 550 448,266
3.88%, 08/15/47 ................. 641 449,185
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,247,840
Banner Health
2.91%, 01/01/42 ................. 100 67,677
2.91%, 01/01/51 ................. 100 60,126
Centene Corp.
4.63%, 12/15/29 ................. 1,814 1,633,743
3.38%, 02/15/30 ................. 1,272 1,060,939
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(j)
GBP 1,100 949,677
CommonSpirit Health
3.35%, 10/01/29 ................. USD 500 436,504
2.78%, 10/01/30 ................. 280 230,471
3.82%, 10/01/49 ................. 300 211,069
3.91%, 10/01/50 ................. 440 312,054
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,592,776
6.00%, 01/15/29 ................. 3,029 2,446,163
5.25%, 05/15/30 ................. 3,241 2,463,732
4.75%, 02/15/31 ................. 2,320 1,641,910
CVS Health Corp.
5.00%, 02/20/26 ................. 1,545 1,521,016
5.13%, 07/20/45 ................. 1,454 1,223,548
Elevance Health, Inc.
2.38%, 01/15/25 ................. 45 42,970
4.10%, 05/15/32 ................. 588 523,738
6.38%, 06/15/37 ................. 500 504,890
4.65%, 01/15/43 ................. 250 209,832
3.70%, 09/15/49 ................. 625 433,991
4.55%, 05/15/52 ................. 177 143,205
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 105,690
4.75%, 02/01/30 ................. 1,711 1,513,707
4.63%, 04/01/31 ................. 1,701 1,441,901
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,148,237
3.63%, 03/15/32 ................. 1,070 886,911
5.50%, 06/15/47 ................. 190 162,177
5.25%, 06/15/49 ................. 85 69,826

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50%, 07/15/51 ................. USD 960 $ 599,509
4.63%, 03/15/52 ................. 1,390 1,043,606
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,949 3,401,571
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 366,985
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 200,820
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 1,965 1,689,900
LifePoint Health, Inc.
9.88%, 08/15/30
(b)
................ 1,819 1,761,028
Class B, 11.00%, 10/15/30 .......... 2,024 2,024,000
Memorial Health Services, 3.45%, 11/01/49 . 495 339,427
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 1,972 1,874,504
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,030 922,929
3.88%, 11/15/30 ................. 829 686,087
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 188,146
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 165,212
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,498,606
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 247 228,384
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 454 439,522
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 398,116
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,935,375
10.00%, 04/15/27 ................ 2,252 2,277,335
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 701,860
Series 20A, 3.36%, 08/15/50 ........ 244 159,483
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 2,615 2,505,248
6.25%, 02/01/27 ................. 1,544 1,493,963
5.13%, 11/01/27 ................. 1,149 1,069,299
4.63%, 06/15/28 ................. 234 210,636
6.13%, 10/01/28 ................. 986 925,607
6.13%, 06/15/30 ................. 515 482,838
6.75%, 05/15/31
(b)
................ 5,496 5,300,729
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. 1,180 1,315,614
3.50%, 08/15/39 ................. 775 596,746
2.75%, 05/15/40 ................. 345 234,404
4.63%, 11/15/41 ................. 115 99,287
4.75%, 07/15/45 ................. 80 69,439
4.25%, 06/15/48 ................. 510 407,171
3.70%, 08/15/49 ................. 400 287,922
2.90%, 05/15/50 ................. 185 113,590
3.25%, 05/15/51 ................. 180 118,289
5.88%, 02/15/53 ................. 650 652,312
6.05%, 02/15/63 ................. 415 419,897
66,590,322
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................. 458 386,951
5.25%, 12/15/32 ................. 508 472,475
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 898,532
4.63%, 08/01/29 ................. 2,553 1,808,196
3.50%, 03/15/31 ................. 2,649 1,654,221
Ventas Realty LP, 3.00%, 01/15/30 ...... 544 451,453
Welltower OP LLC
4.13%, 03/15/29 ................. 2,563 2,340,515
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
2.75%, 01/15/32 ................. USD 684 $ 536,859
3.85%, 06/15/32 ................. 454 387,247
8,936,449
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,018,194
5.00%, 05/15/27 ................. 247 232,817
6.50%, 05/15/30 ................. 989 968,003
2,219,014
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 4.75%, 10/15/27 . 2,090 1,901,900
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 766,018
Service Properties Trust, 7.50%, 09/15/25 .. 880 864,543
3,532,461
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 957 949,661
3.88%, 01/15/28 ................. 315 282,568
4.38%, 01/15/28 ................. 1,015 914,868
4.00%, 10/15/30 ................. 648 538,471
Accor SA, (5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(c)(j)
................... EUR 1,300 1,360,637
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(b)
................ USD 1,000 1,000,000
7.25%, 04/30/30
(c)
................ EUR 1,529 1,629,468
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 774 712,533
4.75%, 06/15/31
(b)
................ 719 611,852
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 1,712 1,497,410
Burger King France SAS
(3-mo. EURIBOR + 4.75%), 8.48%,
11/01/26
(a)(c)
.................. EUR 409 432,450
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 6,313 6,226,592
8.13%, 07/01/27 ................. 6,543 6,574,191
4.63%, 10/15/29 ................. 2,674 2,265,038
7.00%, 02/15/30 ................. 4,982 4,847,793
Carnival Corp.
7.63%, 03/01/26
(b)
................ 216 210,121
7.63%, 03/01/26
(c)
................ EUR 1,763 1,829,524
5.75%, 03/01/27
(b)
................ USD 4,155 3,761,206
9.88%, 08/01/27
(b)
................ 1,549 1,617,040
4.00%, 08/01/28
(b)
................ 3,571 3,096,330
6.00%, 05/01/29
(b)
................ 4,264 3,637,119
7.00%, 08/15/29
(b)
................ 856 844,039
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 12,746 13,667,141
Carnival plc, 1.00%, 10/28/29 ......... EUR 201 134,836
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... USD 666 637,009
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 3,040 2,746,392
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,068,767
6.50%, 10/01/28 ................. 435 411,248
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 1,077 1,026,587
4.75%, 01/15/28 ................. 3,872 3,492,703
6.75%, 05/01/31 ................. 2,137 2,019,465
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 1,455 1,520,864
7.88%, 07/31/28 ................. 410 435,582
(3-mo. EURIBOR + 4.50%), 8.18%,
07/31/28
(a)
................... 635 671,703
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c)(d)(i)
1,144 830,636

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 156 $ 7,764
7.50%, 11/30/27 ................. 214 16,967
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 714,648
4.50%, 08/28/27 ................. 200 210,467
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 1,228 1,020,084
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... USD 308 308,507
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 486 411,885
6.75%, 01/15/30 ................. 525 427,928
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 1,061 1,067,338
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. USD 474 465,735
5.75%, 05/01/28 ................. 1,387 1,340,845
3.75%, 05/01/29 ................. 172 148,747
4.00%, 05/01/31 ................. 1,134 953,327
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,117,721
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,573 1,591,044
LHMC Finco 2 SARL, 7.25%, (7.25% Cash or
8.00% PIK), 10/02/25
(c)(i)
........... 702 724,562
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,524 2,445,716
8.00%, 04/15/26 ................. 1,972 1,937,490
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................. 475 465,500
7.50%, 09/01/31 ................. 986 974,514
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 1,443 1,439,854
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,576,560
Lottomatica SpA
(c)
9.75%, 09/30/27 ................. EUR 669 760,887
(3-mo. EURIBOR + 4.13%), 7.93%,
06/01/28
(a)
................... 959 1,021,756
(3-mo. EURIBOR + 4.13%), 7.93%,
06/01/28
(a)
................... 209 222,677
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,099,492
Melco Resorts Finance Ltd.
(b)
4.88%, 06/06/25 ................. 1,200 1,133,220
5.75%, 07/21/28 ................. 400 346,880
5.38%, 12/04/29 ................. 3,057 2,511,967
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,870,601
MGM China Holdings Ltd.
(b)
5.38%, 05/15/24 ................. 200 196,543
5.25%, 06/18/25 ................. 400 382,296
5.88%, 05/15/26 ................. 400 379,032
4.75%, 02/01/27 ................. 440 395,635
MGM Resorts International, 5.75%, 06/15/25 261 254,934
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(i)
........... EUR 150 150,024
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,053 896,493
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 725,200
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,674 2,468,752
8.38%, 02/01/28 ................. 987 1,001,180
7.75%, 02/15/29 ................. 342 317,420
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 958,395
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 831 831,000
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 539,000
5.88%, 09/01/31 ................. 888 654,900
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,405,311
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
(b)
4.25%, 07/01/26 ................. USD 700 $ 641,824
5.50%, 08/31/26 ................. 1,057 997,703
5.38%, 07/15/27 ................. 1,316 1,217,960
11.63%, 08/15/27 ................ 871 944,946
5.50%, 04/01/28 ................. 1,408 1,291,124
8.25%, 01/15/29 ................. 1,461 1,507,650
9.25%, 01/15/29 ................. 1,802 1,903,700
7.25%, 01/15/30 ................. 1,485 1,471,772
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... 237 204,412
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 3,490 3,276,691
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 813,884
4.63%, 12/01/31 ................. 1,037 829,479
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 939 1,065,477
8.25%, 07/31/25 ................. 260 299,810
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... USD 954 948,858
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 1,156 1,055,081
7.00%, 02/15/29 ................. 262 241,040
9.13%, 07/15/31 ................. 3,484 3,485,603
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,040 941,200
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,656,249
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,086,428
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 ................. 410 380,250
5.63%, 08/26/28 ................. 4,384 3,781,200
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 3,086 2,697,555
7.13%, 02/15/31 ................. 1,783 1,692,466
151,825,004
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 644,713
4.63%, 04/01/30 ................. 327 267,680
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,307,036
4.88%, 02/15/30 ................. 2,012 1,636,319
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,702,898
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 598,021
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 352 358,794
KB Home, 7.25%, 07/15/30 ........... 516 506,871
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,108,957
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 560,811
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,594,772
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 58 55,139
5.13%, 08/01/30 ................. 61 53,299
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,522,312
3.88%, 10/15/31 ................. 567 437,416
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,777,957
5.70%, 06/15/28 ................. 343 314,733
15,447,728
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,339,216

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Products (continued)
4.13%, 10/15/30 ................. USD 1,317 $ 1,098,002
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,221 996,641
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 144,070
5.50%, 07/15/30 ................. 446 404,387
3,982,316
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 2,630 2,342,053
3.95%, 07/15/30
(b)
................ 170 146,526
2.45%, 01/15/31 ................. 702 539,884
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,795,123
4.63%, 02/01/29 ................. 200 167,472
5.00%, 02/01/31 ................. 128 103,499
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 2,183 1,952,387
Colbun SA, 3.15%, 01/19/32
(b)
......... 2,809 2,254,574
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
786 805,730
TransAlta Corp., 7.75%, 11/15/29 ....... 824 834,300
10,941,548
Industrial Conglomerates — 0.2%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 679,582
Emerald Debt Merger Sub LLC
6.38%, 12/15/30
(c)
................ EUR 690 726,832
6.63%, 12/15/30
(b)
................ USD 14,838 14,284,167
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
.................... 1,361 1,321,545
17,012,126
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 ................. 433 335,445
4.63%, 01/15/33 ................. 840 777,162
1,112,607
Insurance — 0.9%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 924 776,478
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 5,495 4,919,893
6.75%, 10/15/27 ................. 10,853 10,093,417
6.75%, 04/15/28 ................. 3,597 3,471,300
5.88%, 11/01/29 ................. 8,177 7,081,434
Allianz SE
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 10,000 8,232,861
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 2,698,400
Allstate Corp. (The), Series B, (3-mo. CME
Term SOFR + 3.20%), 8.56%, 08/15/53
(a)
. 2,800 2,763,008
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,933 2,569,980
Aon Corp.
3.75%, 05/02/29 ................. 238 215,767
2.05%, 08/23/31 ................. 143 109,075
2.60%, 12/02/31 ................. 901 711,571
5.00%, 09/12/32 ................. 685 642,117
5.35%, 02/28/33 ................. 346 331,695
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 294,357
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(a)(b)(i)
........ 406 396,984
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(j)
GBP 3,375 3,517,597
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(j)
................... 1,500 1,110,736
Security
Par (000)
Par (000) Value
Insurance (continued)
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... GBP 1,988 $ 2,243,642
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 1,990 1,956,087
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 3,616 3,608,053
7.25%, 06/15/30 ................. 8,559 8,543,337
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 2,110 2,125,489
10.50%, 12/15/30 ................ 1,955 1,989,084
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(j)
................... GBP 550 432,938
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(j)
.............. 2,175 2,096,331
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 4,925 4,049,015
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 5,483 5,507,984
Marsh & McLennan Cos., Inc., 4.38%, 03/15/29 USD 1,090 1,033,755
NFP Corp.
(b)
4.88%, 08/15/28 ................. 3,793 3,339,187
6.88%, 08/15/28 ................. 8,603 7,370,003
7.50%, 10/01/30 ................. 871 836,445
8.50%, 10/01/31 ................. 963 964,461
Nippon Life Insurance Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.95%), 6.25%, 09/13/53
(a)(b)
......... 6,600 6,528,588
Progressive Corp. (The)
3.00%, 03/15/32 ................. 204 170,901
6.25%, 12/01/32 ................. 49 50,756
3.70%, 03/15/52 ................. 123 87,538
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 1,261 1,098,108
103,968,372
Interactive Media & Services — 0.0%
Alphabet, Inc., 1.90%, 08/15/40 ........ 103 64,412
Meta Platforms, Inc.
3.85%, 08/15/32 ................. 1,187 1,053,100
5.60%, 05/15/53 ................. 699 661,575
1,779,087
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 3,600 2,961,000
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 839,611
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,113,486
Atos SE
(c)
0.00%, 11/06/24
(l)(m)
............... EUR 2,000 1,767,425
1.75%, 05/07/25 ................. 1,100 963,711
2.50%, 11/07/28 ................. 200 143,657
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
.. 1,068 1,109,225
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
USD 1,892 1,668,744
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 4,407 3,888,472
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,191 1,829,485
5.63%, 09/15/28 ................. 1,358 1,042,175
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 2,334 2,325,364
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(c)
............... EUR 1,282 1,354,378
Gartner, Inc., 4.50%, 07/01/28
(b)
........ USD 799 728,939
Global Switch Finance BV, 1.38%, 10/07/30
(c)
EUR 1,058 927,691
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31
(b)
................ USD 6,809 6,818,533
8.50%, 01/15/31
(c)
................ GBP 1,654 2,060,929

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... USD 1,842 $ 1,606,077
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 3,617 3,219,130
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 259,774
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,085,324
3.88%, 03/15/31 ................. 1,525 1,239,952
United Group BV
(c)
4.00%, 11/15/27 ................. EUR 643 591,436
4.63%, 08/15/28 ................. 142 127,610
40,672,128
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... USD 441 444,307
Mattel, Inc.
6.20%, 10/01/40 ................. 875 779,336
5.45%, 11/01/41 ................. 1,181 974,120
2,197,763
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 157 140,794
4.00%, 03/15/31 ................. 521 440,896
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. 1,037 1,009,017
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
2,590 2,336,877
Star Parent, Inc., 9.00%, 10/01/30
(b)
...... 4,519 4,566,462
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 890 690,280
4.95%, 11/21/32 ................. 1,050 1,009,274
10,193,600
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 339,305
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 719,370
Boels Topholding BV, 6.25%, 02/15/29
(c)
... EUR 1,209 1,271,824
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. USD 3,230 3,247,700
9.50%, 01/01/31 ................. 703 747,153
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 535,938
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 272 210,336
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 2,012 1,906,370
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 2,542 2,516,631
IMA Industria Macchine Automatiche SpA
(c)
3.75%, 01/15/28 ................. EUR 118 110,284
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.66%, 01/15/28
(a)
.............. 790 832,095
Loxam SAS, 6.38%, 05/15/28
(c)
........ 996 1,030,644
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 464,193
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 742 759,376
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 536,658
Otis Worldwide Corp., 5.25%, 08/16/28 ... 540 530,804
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 2,227 2,336,602
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 1,025 917,913
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 4,656 4,562,880
Titan International, Inc., 7.00%, 04/30/28 .. 371 346,740
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 810 746,115
7.63%, 07/15/28
(b)
................ USD 2,647 2,409,373
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
................ EUR 1,648 1,576,302
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,254 7,565,025
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,922,269
38,141,900
Security
Par (000)
Par (000) Value
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... USD 1,991 $ 2,013,332
Media — 1.0%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 285 295,953
3.00%, 01/15/28
(c)
................ 100 88,814
5.00%, 01/15/28
(b)
................ USD 2,630 2,245,713
4.25%, 08/15/29
(c)
................ EUR 471 413,311
5.75%, 08/15/29
(b)
................ USD 3,289 2,695,446
AMC Networks, Inc., 4.75%, 08/01/25 .... 1,332 1,228,865
Banijay Entertainment SASU
7.00%, 05/01/29
(c)
................ EUR 1,263 1,323,543
8.13%, 05/01/29
(b)
................ USD 465 461,517
Cable One, Inc.
0.00%, 03/15/26
(l)(m)
............... 665 543,970
4.00%, 11/15/30
(b)
................ 3,373 2,569,551
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 651,465
2.80%, 04/01/31 ................. 355 276,849
6.38%, 10/23/35 ................. 905 843,227
6.48%, 10/23/45 ................. 41 35,799
5.75%, 04/01/48 ................. 175 139,731
5.13%, 07/01/49 ................. 1,530 1,115,319
4.80%, 03/01/50 ................. 690 482,493
3.70%, 04/01/51 ................. 395 229,848
3.90%, 06/01/52 ................. 739 441,832
5.25%, 04/01/53 ................. 640 478,402
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 2,119 2,094,838
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 5,831 5,177,884
7.75%, 04/15/28 ................. 1,827 1,458,698
9.00%, 09/15/28 ................. 4,669 4,623,898
7.50%, 06/01/29 ................. 2,648 2,024,751
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 1,674 1,310,273
Comcast Corp.
2.35%, 01/15/27 ................. 300 271,716
4.15%, 10/15/28 ................. 627 593,929
2.65%, 02/01/30 ................. 2,350 1,984,942
1.95%, 01/15/31 ................. 220 172,007
3.90%, 03/01/38 ................. 1,138 929,424
3.75%, 04/01/40 ................. 264 204,506
4.60%, 08/15/45 ................. 657 542,255
4.00%, 08/15/47 ................. 240 179,242
4.70%, 10/15/48 ................. 279 235,976
2.80%, 01/15/51 ................. 1,705 997,991
2.89%, 11/01/51 ................. 1,238 729,603
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................. 1,664 1,426,173
5.38%, 02/01/28 ................. 400 325,645
11.25%, 05/15/28 ................ 9,258 9,221,772
6.50%, 02/01/29 ................. 257 212,908
4.13%, 12/01/30 ................. 821 581,033
4.50%, 11/15/31 ................. 1,228 869,153
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 2,259 1,997,362
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 2,801 2,380,432
5.75%, 12/01/28
(b)
................ 323 248,306
5.13%, 06/01/29 ................. 1,478 819,374
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 5,452 5,492,705
Eutelsat SA
(c)
2.00%, 10/02/25 ................. EUR 700 679,262
1.50%, 10/13/28 ................. 1,000 782,297
GCI LLC, 4.75%, 10/15/28
(b)
.......... USD 829 715,013
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 822 738,550

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
7.00%, 05/15/27 ................. USD 526 $ 452,360
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 487 437,903
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 226 149,471
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 2,809 2,580,066
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 512,450
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 270 240,277
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 2,464 2,170,984
4.25%, 01/15/29 ................. 1,806 1,433,097
4.63%, 03/15/30 ................. 405 318,375
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,337,819
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,242 1,703,169
6.50%, 09/15/28 ................. 4,666 2,449,650
SES SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 1,026 1,077,093
(5-Year EUR Swap Annual + 3.19%), 2.88% 2,157 1,994,378
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 1,797 1,114,266
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 3,587 3,196,914
5.00%, 08/01/27 ................. 934 853,115
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,273,428
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,519 1,471,463
Summer BidCo BV
(c)(i)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,545 1,517,836
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,187 1,160,276
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 247,298
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 2,968 1,804,303
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 1,000 900,000
United Group BV, (3-mo. EURIBOR + 3.25%),
7.03%, 02/15/26
(a)(c)
.............. EUR 501 519,751
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. USD 1,424 1,387,923
8.00%, 08/15/28 ................. 1,764 1,710,198
7.38%, 06/30/30 ................. 919 839,871
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
2,581 2,094,430
UPC Holding BV, 3.88%, 06/15/29
(c)
..... EUR 800 698,959
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,652 1,672,952
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 579 499,631
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,508 1,223,370
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 485,182
Warnermedia Holdings, Inc.
4.28%, 03/15/32 ................. USD 200 169,764
5.14%, 03/15/52 ................. 2,083 1,547,753
5.39%, 03/15/62 ................. 1,379 1,018,507
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. 783 716,829
5.13%, 02/28/30 ................. 1,134 845,981
Ziggo BV
2.88%, 01/15/30
(c)
................ EUR 1,933 1,652,916
4.88%, 01/15/30
(b)
................ USD 924 752,740
117,816,314
Security
Par (000)
Par (000) Value
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... USD 1,878 $ 1,508,710
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,197,951
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 713 709,449
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,049,830
4.88%, 10/01/29 ................. 769 676,514
7.25%, 08/15/30 ................. 2,701 2,680,743
5.13%, 10/01/31 ................. 1,978 1,711,677
BHP Billiton Finance USA Ltd., 5.50%, 09/08/53 140 133,929
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 8,669 8,565,319
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 217,969
7.63%, 03/15/30 ................. 1,528 1,529,910
Constellium SE
(b)
5.88%, 02/15/26 ................. 503 491,260
5.63%, 06/15/28 ................. 2,235 2,102,736
3.75%, 04/15/29 ................. 3,294 2,760,097
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,375,845
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
1,961 1,951,195
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 2,544 2,413,366
Freeport-McMoRan, Inc., 5.40%, 11/14/34 .. 475 434,738
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,417 984,815
Glencore Funding LLC
(b)
5.70%, 05/08/33 ................. 1,300 1,232,698
6.50%, 10/06/33 ................. 1,458 1,455,427
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 4,472 3,542,400
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 160 161,600
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 2,953 2,756,578
Newmont Corp., 2.80%, 10/01/29 ....... 265 224,417
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,156,646
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,902 3,484,862
4.75%, 01/30/30 ................. 3,737 3,234,186
3.88%, 08/15/31 ................. 3,301 2,636,127
Nucor Corp., 3.95%, 05/23/25 ......... 720 698,368
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,027,284
5.75%, 01/17/28 ................. 615 611,181
5.88%, 01/17/33 ................. 299 296,862
Rio Tinto Finance USA plc, 5.00%, 03/09/33 1,471 1,411,894
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 89,256
5.00%, 12/15/26 ................. 1,745 1,708,945
3.25%, 10/15/50 ................. 410 249,019
Teck Resources Ltd.
6.00%, 08/15/40 ................. 439 392,523
5.20%, 03/01/42 ................. 841 686,965
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
.................... 639 469,524
61,022,815
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 248,402
4.25%, 02/01/27 ................. 1,275 1,115,152
4.75%, 06/15/29 ................. 1,068 862,736
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 217 216,557
4.38%, 01/15/27 ................. 403 351,518
2,794,365

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33
(b)
.................... USD 728 $ 693,420
CMS Energy Corp.
2.95%, 02/15/27 ................. 304 276,080
4.88%, 03/01/44 ................. 258 219,674
Consumers Energy Co.
4.90%, 02/15/29 ................. 2,895 2,830,443
3.60%, 08/15/32 ................. 640 554,662
4.63%, 05/15/33 ................. 319 296,956
2.50%, 05/01/60 ................. 291 152,243
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,079,410
Series A, 1.45%, 04/15/26 .......... 975 877,197
Series C, 2.25%, 08/15/31 .......... 688 532,117
NiSource, Inc.
3.49%, 05/15/27 ................. 783 725,749
5.40%, 06/30/33 ................. 1,182 1,132,889
5.95%, 06/15/41 ................. 283 270,058
5.25%, 02/15/43 ................. 551 486,062
4.80%, 02/15/44 ................. 280 230,591
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................. 1,505 1,465,119
2.95%, 08/15/51 ................. 306 185,295
5.35%, 04/01/53 ................. 1,109 1,007,162
Sempra
5.40%, 08/01/26 ................. 1,656 1,638,438
3.25%, 06/15/27 ................. 588 537,461
3.70%, 04/01/29 ................. 1,872 1,686,610
WEC Energy Group, Inc., 5.60%, 09/12/26 . 1,690 1,689,722
18,567,358
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 1,800 1,668,097
4.50%, 07/30/29 ................. 564 522,362
2.75%, 12/15/29 ................. 163 135,831
4.90%, 12/15/30 ................. 775 722,309
1.88%, 02/01/33 ................. 997 705,818
3.55%, 03/15/52 ................. 525 333,317
5.15%, 04/15/53 ................. 145 120,957
Kilroy Realty LP
4.75%, 12/15/28 ................. 750 681,008
3.05%, 02/15/30 ................. 400 314,265
5,203,964
Oil, Gas & Consumable Fuels — 2.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 2,659 2,638,021
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,559,577
5.75%, 01/15/28 ................. 732 690,439
Apache Corp., 5.35%, 07/01/49 ........ 1,016 778,382
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 2,924 3,684,240
8.25%, 12/31/28 ................. 2,157 2,134,553
5.88%, 06/30/29 ................. 4,400 3,956,543
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 817 826,663
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 338 318,779
3.59%, 04/14/27 ................. 2,083 1,963,267
3.06%, 06/17/41 ................. 2,020 1,394,532
Buckeye Partners LP
5.85%, 11/15/43 ................. 645 470,847
5.60%, 10/15/44 ................. 503 357,898
Callon Petroleum Co.
6.38%, 07/01/26 ................. 2,437 2,391,700
8.00%, 08/01/28
(b)
................ 3,024 3,028,318
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.50%, 06/15/30
(b)
................ USD 4,028 $ 3,905,455
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 324,190
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,880,901
5.13%, 06/30/27 ................. 1,126 1,094,193
Cheniere Energy Partners LP, 3.25%, 01/31/32 4,709 3,742,703
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 66,807
6.75%, 04/15/29 ................. 716 700,680
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,693,435
6.38%, 06/15/26 ................. 1,383 1,365,736
8.38%, 01/15/29 ................. 2,592 2,588,631
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 4,324 4,399,670
8.75%, 07/01/31 ................. 3,399 3,471,973
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,102 917,294
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 520 509,783
Columbia Pipelines Holding Co. LLC, 6.06%,
08/15/26
(b)
.................... 410 411,286
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,693 2,477,270
5.88%, 01/15/30 ................. 1,355 1,172,929
ConocoPhillips Co.
5.05%, 09/15/33 ................. 170 162,743
4.88%, 10/01/47 ................. 183 157,489
3.80%, 03/15/52 ................. 377 273,335
5.55%, 03/15/54 ................. 600 570,256
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
.................... 693 647,489
Coterra Energy, Inc., 3.90%, 05/15/27 .... 70 65,735
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 4,985 4,418,445
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 3,369 3,301,620
9.25%, 02/15/28 ................. 2,988 3,050,599
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 1,243 1,191,337
6.00%, 02/01/29 ................. 1,309 1,263,577
7.38%, 02/01/31 ................. 715 728,192
CrownRock LP
(b)
5.63%, 10/15/25 ................. 5,722 5,630,162
5.00%, 05/01/29 ................. 147 137,733
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,012 782,766
DCP Midstream Operating LP, 3.25%, 02/15/32 USD 3,654 2,948,090
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,257 1,224,511
4.50%, 01/15/30 ................. 487 442,561
4.75%, 05/15/42 ................. 523 415,511
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
1,126 1,126,158
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 1,728 1,533,359
3.13%, 03/24/31 ................. 2,192 1,825,895
4.25%, 03/15/52 ................. 1,165 827,280
6.25%, 03/15/53 ................. 386 368,239
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 1,516 1,311,403
4.38%, 06/15/31 ................. 1,138 956,960
Earthstone Energy Holdings LLC
(b)
8.00%, 04/15/27 ................. 2,217 2,269,144
9.88%, 07/15/31 ................. 1,645 1,788,891
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 1,935,717
4.39%, 11/30/46 ................. 2,558 1,851,966
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 500,000

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
0.55%, 10/04/23 ................. USD 355 $ 354,942
2.50%, 01/15/25 ................. 1,040 993,860
4.25%, 12/01/26 ................. 500 477,015
3.70%, 07/15/27 ................. 419 389,514
3.13%, 11/15/29 ................. 125 107,747
5.70%, 03/08/33 ................. 2,075 1,987,847
2.50%, 08/01/33 ................. 440 326,374
4.50%, 06/10/44 ................. 162 124,900
4.00%, 11/15/49 ................. 113 79,390
Series 16-A, (3-mo. CME Term SOFR +
4.15%), 6.00%, 01/15/77
(a)
........ 12,370 11,325,046
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
................... 998 989,787
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(c)
......................... 2,287 2,284,141
Energy Transfer LP
4.90%, 02/01/24 ................. 245 244,075
2.90%, 05/15/25 ................. 600 570,015
5.55%, 02/15/28 ................. 845 830,058
5.25%, 04/15/29 ................. 270 258,885
5.95%, 10/01/43 ................. 220 193,408
5.15%, 03/15/45 ................. 1,250 1,007,145
6.13%, 12/15/45 ................. 150 133,425
5.40%, 10/01/47 ................. 200 164,950
6.00%, 06/15/48 ................. 495 439,330
6.25%, 04/15/49 ................. 2,305 2,114,887
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 2,689 2,542,410
6.50%, 09/01/30 ................. 962 933,171
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 411,413
4.85%, 07/15/26 ................. 898 845,430
5.60%, 04/01/44 ................. 1,065 883,950
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 287,453
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 152,873
4.85%, 08/15/42 ................. 105 90,581
4.45%, 02/15/43 ................. 657 537,634
4.85%, 03/15/44 ................. 510 437,917
4.80%, 02/01/49 ................. 575 487,057
4.20%, 01/31/50 ................. 930 717,407
3.30%, 02/15/53 ................. 640 416,453
EOG Resources, Inc., 4.95%, 04/15/50 ... 136 120,328
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 830,896
4.13%, 12/01/26 ................. 178 164,766
6.50%, 07/01/27
(b)
................ 3,159 3,084,690
4.50%, 01/15/29
(b)
................ 138 122,814
7.50%, 06/01/30
(b)
................ 681 683,892
4.75%, 01/15/31
(b)
................ 875 753,147
EQT Corp., 5.70%, 04/01/28 .......... 807 790,929
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 544 541,280
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 1,498 1,151,521
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,542,035
7.75%, 02/01/28 ................. 344 326,101
8.88%, 04/15/30 ................. 641 625,865
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,267 1,206,948
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 332,916
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 524 488,630
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 550,014
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.
4.30%, 04/01/27 ................. USD 1,352 $ 1,284,234
6.00%, 01/15/40 ................. 742 698,668
5.60%, 02/15/41 ................. 79 71,335
5.80%, 04/01/47 ................. 713 650,176
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 915,757
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 885,000
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 608 570,131
5.75%, 02/01/29 ................. 1,517 1,369,841
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,294,517
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 703,849
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 911,925
5.50%, 03/01/44 ................. 155 131,871
5.40%, 09/01/44 ................. 850 715,945
Kinder Morgan, Inc., 5.55%, 06/01/45 .... 775 666,002
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,162 1,089,375
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(c)
.. 1,855 1,705,802
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 258,654
Marathon Oil Corp., 4.40%, 07/15/27 ..... 662 622,664
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 98,921
4.75%, 09/15/44 ................. 141 111,713
5.00%, 09/15/54 ................. 54 41,779
Matador Resources Co.
5.88%, 09/15/26 ................. 1,590 1,534,551
6.88%, 04/15/28
(b)
................ 1,310 1,286,214
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,051,830
5.50%, 02/15/49 ................. 170 143,883
4.95%, 03/14/52 ................. 1,345 1,052,257
5.65%, 03/01/53 ................. 130 111,708
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 118,851
5.87%, 12/01/42
(a)(d)
............... 150 121,270
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,271,802
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 3,549 3,387,897
6.50%, 09/30/26 ................. 1,945 1,790,824
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,563 2,534,904
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 4,296 4,290,845
8.75%, 06/15/31 ................. 1,888 1,902,161
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 113 106,682
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 731,320
6.38%, 10/01/30 ................. 47 44,521
Occidental Petroleum Corp.
7.50%, 05/01/31 ................. 1,400 1,485,740
6.45%, 09/15/36 ................. 715 702,084
4.20%, 03/15/48 ................. 330 228,019
ONEOK, Inc., 6.63%, 09/01/53 ......... 1,050 1,028,165
Ovintiv, Inc.
5.65%, 05/15/25 ................. 1,700 1,690,272
5.65%, 05/15/28 ................. 2,394 2,341,667
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 692 689,215
PDC Energy, Inc., 5.75%, 05/15/26 ...... 126 125,565
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,012,919
7.75%, 02/15/26 ................. 4,026 4,052,064
6.88%, 04/01/27 ................. 1,826 1,799,929

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88%, 07/01/29 ................. USD 2,915 $ 2,742,097
Phillips 66, 3.30%, 03/15/52 .......... 810 508,916
Pioneer Natural Resources Co.
1.13%, 01/15/26 ................. 1,880 1,699,030
5.10%, 03/29/26 ................. 390 384,987
1.90%, 08/15/30 ................. 570 447,194
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 40 39,172
4.30%, 01/31/43 ................. 430 305,532
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 820,710
5.00%, 01/24/26 ................. 4,288 3,893,075
Repsol International Finance BV
(a)(c)(j)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 99,148
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,362,186
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,433 2,189,617
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 374,091
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 175 174,630
5.63%, 03/01/25 ................. 1,105 1,098,036
5.00%, 03/15/27 ................. 691 670,351
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 1,735 1,739,338
SM Energy Co.
5.63%, 06/01/25 ................. 1,007 985,551
6.75%, 09/15/26 ................. 234 229,699
6.63%, 01/15/27 ................. 245 240,100
6.50%, 07/15/28 ................. 1,741 1,671,360
Southwestern Energy Co.
5.70%, 01/23/25
(a)(d)
............... 309 304,486
5.38%, 02/01/29 ................. 1,240 1,142,024
Spectra Energy Partners LP, 5.95%, 09/25/43 100 91,698
Sunoco LP
5.88%, 03/15/28 ................. 911 873,936
7.00%, 09/15/28
(b)
................ 977 964,049
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 78 77,786
6.00%, 03/01/27 ................. 482 453,013
5.50%, 01/15/28 ................. 260 236,600
6.00%, 12/31/30 ................. 1,094 965,685
6.00%, 09/01/31 ................. 353 307,702
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 980,100
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 398 341,365
Valero Energy Corp., 4.35%, 06/01/28 .... 253 239,331
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 4,764 4,008,802
4.13%, 08/15/31 ................. 3,877 3,181,547
3.88%, 11/01/33 ................. 1,837 1,426,293
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 551 521,355
Vital Energy, Inc.
10.13%, 01/15/28 ................ 1,151 1,173,163
9.75%, 10/15/30 ................. 1,151 1,176,648
Western Midstream Operating LP
3.95%, 06/01/25 ................. 935 897,343
6.35%, 01/15/29 ................. 160 160,330
5.45%, 04/01/44 ................. 1,263 1,018,112
5.30%, 03/01/48 ................. 389 303,631
5.50%, 08/15/48 ................. 856 680,621
5.25%, 02/01/50
(a)(d)
............... 1,741 1,356,298
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 3,495 3,457,138
3.75%, 06/15/27 ................. 1,498 1,392,811
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30%, 08/15/28 ................. USD 3,125 $ 3,056,684
252,979,809
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(c)
.. EUR 1,100 974,864
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 292,334
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 172,843
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 323,700
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,866,427
3,630,168
Passenger Airlines — 0.3%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,746 2,492,154
Air France-KLM
(c)
1.88%, 01/16/25 ................. EUR 500 502,331
8.13%, 05/31/28 ................. 800 880,556
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 592 557,220
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 220 236,498
5.50%, 04/20/26 ................. 1,192 1,163,969
7.25%, 02/15/28 ................. 387 370,013
5.75%, 04/20/29 ................. 3,326 3,093,726
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,031 2,574,307
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
1,328 1,315,889
Deutsche Lufthansa AG
(c)
2.88%, 05/16/27 ................. EUR 200 192,157
3.50%, 07/14/29 ................. 800 748,702
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 521 468,825
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
............... EUR 600 548,763
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 2,484 2,461,271
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,327 1,326,061
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 252 244,085
Series 2020-1, Class A, 5.88%, 10/15/27 —
(n)
1
Series 2023-1, Class A, 5.80%, 01/15/36 1,548 1,504,796
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 2,629 2,431,274
4.63%, 04/15/29 ................. 3,450 2,965,381
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 273 235,121
6.38%, 02/01/30 ................. 2,393 1,848,245
28,161,345
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 999 1,028,901
5.75%, 09/15/28
(c)
................ 933 991,003
4.75%, 01/15/29
(b)
................ USD 141 127,150
6.63%, 07/15/30
(b)
................ 1,331 1,299,508
3,446,562
Pharmaceuticals — 0.4%
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ............... EUR 2,300 2,273,460
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ......... 700 731,831
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ............... 900 938,784
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,468,334
4.38%, 12/15/28 ................. 1,480 1,375,697

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................ USD 1,618 $ 1,484,376
2.38%, 03/01/28
(c)
................ EUR 1,715 1,514,008
3.13%, 02/15/29
(b)
................ USD 1,519 1,245,876
3.50%, 04/01/30
(b)
................ 1,434 1,180,641
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 665,856
5.50%, 01/15/28
(b)
................ USD 1,550 1,406,361
7.50%, 05/15/30
(c)
................ EUR 909 962,140
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. 205 205,596
4.13%, 05/15/28 ................. 835 814,431
6.75%, 05/15/30 ................. 1,612 1,725,590
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 697,507
Merck & Co., Inc.
2.15%, 12/10/31 ................. 2,225 1,759,499
2.75%, 12/10/51 ................. 345 208,363
5.00%, 05/17/53 ................. 632 574,780
Organon & Co.
2.88%, 04/30/28
(c)
................ EUR 982 892,294
4.13%, 04/30/28
(b)
................ USD 1,919 1,667,436
5.13%, 04/30/31
(b)
................ 1,600 1,282,164
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 ................. 1,535 1,470,997
4.75%, 05/19/33 ................. 1,821 1,721,351
5.11%, 05/19/43 ................. 20 18,367
5.30%, 05/19/53 ................. 2,315 2,150,988
Pfizer, Inc.
2.55%, 05/28/40 ................. 45 30,268
5.60%, 09/15/40 ................. 140 137,911
4.30%, 06/15/43 ................. 5 4,214
Pharmacia LLC, 6.60%, 12/01/28
(a)(d)
..... 300 317,267
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 826 494,068
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,386,419
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ..................... USD 804 508,769
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 198,304
3.75%, 05/09/27 ................. 440 421,197
7.38%, 09/15/29 ................. 2,901 3,117,567
4.38%, 05/09/30 ................. 377 340,115
7.88%, 09/15/31 ................. 524 573,677
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 849 842,590
7.13%, 01/31/25 ................. 400 400,612
3.15%, 10/01/26 ................. 4,153 3,692,785
4.75%, 05/09/27 ................. 736 673,815
6.75%, 03/01/28 ................. 200 196,930
7.88%, 09/15/29 ................. 1,799 1,821,200
8.13%, 09/15/31 ................. 1,629 1,673,635
Wyeth LLC, 5.95%, 04/01/37 .......... 505 518,857
47,786,927
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 590,599
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 5,199 3,944,897
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 3,836 3,307,159
KBR, Inc., 4.75%, 09/30/28
(b)
.......... 191 168,080
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,531,800
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,624 1,260,259
6.63%, 05/15/25 ................. GBP 150 131,771
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 1,231 $ 1,117,194
12,051,759
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(i)
.......... EUR 925 1,041,086
ADLER Group SA, Class B, 0.00%, 07/31/25
(m)
900 951,525
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... USD 2,332 2,104,630
7.00%, 04/15/30
(b)
................ 484 436,826
Aroundtown SA
(a)(c)(j)
(5-Year GBP Swap + 4.38%), 4.75% ... GBP 329 173,871
(5-Year EUR Swap Annual + 3.98%), 3.38% EUR 1,100 501,798
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(j)
........ 1,000 508,802
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. USD 2,667 2,460,574
8.88%, 09/01/31 ................. 767 742,073
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 1,200 888,090
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 510,493
Fantasia Holdings Group Co. Ltd.
(c)(f)(k)
15.00%, 12/18/21 ................ USD 1,735 69,400
11.75%, 04/17/22 ................ 2,039 81,560
7.95%, 07/05/22 ................. 1,650 72,171
12.25%, 10/18/22 ................ 3,269 130,760
10.88%, 01/09/23 ................ 1,345 53,800
11.88%, 06/01/23 ................ 1,500 60,000
9.25%, 07/28/23 ................. 3,540 141,600
9.88%, 10/19/23 ................. 2,640 105,600
Fastighets AB Balder
(c)
1.88%, 03/14/25 ................. EUR 373 366,938
(5-Year EUR Swap Annual + 3.19%),
2.87%, 06/02/81
(a)
.............. 397 288,659
Greystar Real Estate Partners LLC, 7.75%,
09/01/30
(b)
.................... USD 107 105,703
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a)(j)
.................... EUR 400 201,427
1.13%, 01/21/26 ................. 220 198,152
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(j)
.................... 1,725 788,775
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(c)
................ 216 200,968
1.38%, 03/03/27 ................. 203 172,425
1.00%, 04/13/28
(c)
................ 422 325,796
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 523 460,800
4.13%, 02/01/29 ................. 1,028 822,400
4.38%, 02/01/31 ................. 270 207,165
JGC Ventures Pte. Ltd.
(i)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 118 39,044
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(f)(k)
................. 1,502 56,072
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(j)
........ 2,389 2,301,897
Modernland Overseas Pte. Ltd.
(c)
Series 2, 4.00%, 04/30/27 .......... 60 4,055
4.00%, (4.00% Cash or 3.00% PIK),
04/30/27
(f)(i)(k)
.................. 1,450 39,386
SBB Treasury OYJ
(c)
0.75%, 12/14/28 ................. EUR 2,263 1,380,716
1.13%, 11/26/29 ................. 560 336,854

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd., 7.00%, 07/09/25
(c)(f)
(k)
......................... USD 1,440 $ 198,000
19,529,891
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 467 444,749
Camden Property Trust, 3.15%, 07/01/29 .. 273 241,860
UDR, Inc.
3.20%, 01/15/30 ................. 118 101,079
3.00%, 08/15/31 ................. 205 166,485
2.10%, 08/01/32 ................. 85 61,298
1,015,471
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,671 1,392,545
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 1,020 904,295
Realty Income Corp.
3.88%, 04/15/25 ................. 450 436,817
3.00%, 01/15/27 ................. 169 154,919
3.95%, 08/15/27 ................. 1,246 1,168,256
4.85%, 03/15/30 ................. 660 622,016
5.63%, 10/13/32 ................. 1,177 1,137,873
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 914,930
3.70%, 06/15/30 ................. 2,245 1,953,166
8,684,817
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(l)
0.00%, 03/05/25
(m)
............... EUR 600 561,155
2.13%, 11/03/27 ................. 600 472,545
Analog Devices, Inc., 2.80%, 10/01/41 .... USD 362 241,645
Broadcom, Inc.
(b)
4.15%, 04/15/32 ................. 699 606,602
3.42%, 04/15/33 ................. 942 753,465
3.19%, 11/15/36 ................. 260 186,677
4.93%, 05/15/37 ................. 3,184 2,744,375
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 11,062 9,944,830
5.95%, 06/15/30 ................. 874 810,510
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 595 529,595
Intel Corp.
4.15%, 08/05/32 ................. 305 277,546
2.80%, 08/12/41 ................. 115 75,347
5.63%, 02/10/43 ................. 535 510,176
5.70%, 02/10/53 ................. 1,100 1,031,527
5.90%, 02/10/63 ................. 780 739,429
KLA Corp.
4.10%, 03/15/29 ................. 944 893,389
5.00%, 03/15/49 ................. 367 322,040
3.30%, 03/01/50 ................. 791 525,656
Lam Research Corp.
3.75%, 03/15/26 ................. 765 736,071
4.88%, 03/15/49 ................. 385 336,060
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
1,156 1,118,083
NVIDIA Corp., 3.50%, 04/01/40 ........ 613 482,629
NXP BV, 4.30%, 06/18/29 ............ 4,083 3,734,638
QUALCOMM, Inc., 4.30%, 05/20/47 ..... 690 558,258
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,764 1,455,300
29,647,548
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 174,505
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,418 1,411,671
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
11,657 9,751,164
Security
Par (000)
Par (000) Value
Software (continued)
Autodesk, Inc.
3.50%, 06/15/27 ................. USD 743 $ 693,223
2.40%, 12/15/31 ................. 1,371 1,080,745
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,178,739
7.13%, 10/02/25
(b)
................ USD 3,366 3,349,173
9.13%, 03/01/26
(b)
................ 4,711 4,697,809
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 3,293 3,040,061
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 1,840 1,796,300
Cedacri Mergeco SpA, (3-mo. EURIBOR +
4.63%), 8.42%, 05/15/28
(a)(c)
......... EUR 865 898,517
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 4,089 3,964,336
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 5,478 4,742,307
4.88%, 07/01/29 ................. 4,578 3,902,045
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 19,738 17,454,919
9.00%, 09/30/29 ................. 8,470 7,360,437
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 862,460
6.50%, 10/15/28 ................. 623 530,945
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 252,683
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,308,838
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 1,425 1,274,061
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 557,915
McAfee Corp., 7.38%, 02/15/30
(b)
....... 4,705 3,938,993
Microsoft Corp.
3.45%, 08/08/36 ................. 538 453,663
4.45%, 11/03/45 ................. 356 318,140
2.92%, 03/17/52 ................. 2,358 1,546,633
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,185,758
NCR Corp., 5.00%, 10/01/28
(b)
......... 1,212 1,084,857
Open Text Corp., 6.90%, 12/01/27
(b)
..... 4,926 4,937,212
Oracle Corp.
2.95%, 04/01/30 ................. 2,620 2,204,694
3.85%, 07/15/36 ................. 850 672,060
6.50%, 04/15/38 ................. 281 283,102
5.38%, 07/15/40 ................. 850 753,969
3.65%, 03/25/41 ................. 370 264,026
4.13%, 05/15/45 ................. 485 351,583
4.00%, 07/15/46 ................. 350 246,974
4.00%, 11/15/47 ................. 435 305,717
3.60%, 04/01/50 ................. 1,800 1,164,335
3.95%, 03/25/51 ................. 942 645,784
5.55%, 02/06/53 ................. 220 192,756
4.38%, 05/15/55 ................. 175 126,106
3.85%, 04/01/60 ................. 190 120,824
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 826,486
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 2,368 2,007,606
Salesforce, Inc.
2.70%, 07/15/41 ................. 620 419,858
2.90%, 07/15/51 ................. 363 226,673
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
3,681 3,473,540
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 800 668,412
VMware, Inc., 2.20%, 08/15/31 ........ 2,628 1,983,171
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
4,418 3,682,160
108,367,945
Specialized REITs — 0.2%
American Tower Corp.
3.38%, 10/15/26 ................. 995 926,313
3.95%, 03/15/29 ................. 615 556,291
2.10%, 06/15/30 ................. 1,865 1,451,482
2.70%, 04/15/31 ................. 1,280 1,015,126
2.30%, 09/15/31 ................. 247 187,448

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
4.05%, 03/15/32 ................. USD 390 $ 336,154
5.65%, 03/15/33 ................. 541 520,046
Crown Castle, Inc.
4.30%, 02/15/29 ................. 715 660,201
3.10%, 11/15/29 ................. 200 170,136
2.10%, 04/01/31 ................. 427 325,742
2.50%, 07/15/31 ................. 1,200 935,857
5.10%, 05/01/33 ................. 812 750,731
2.90%, 04/01/41 ................. 458 294,008
Equinix, Inc.
1.45%, 05/15/26 ................. 500 446,414
2.90%, 11/18/26 ................. 575 527,821
2.15%, 07/15/30 ................. 159 124,884
2.50%, 05/15/31 ................. 250 195,150
3.00%, 07/15/50 ................. 225 132,585
2.95%, 09/15/51 ................. 265 152,151
3.40%, 02/15/52 ................. 500 316,339
Iron Mountain, Inc.
(b)
7.00%, 02/15/29 ................. 2,538 2,482,249
5.63%, 07/15/32 ................. 635 548,197
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,684,115
3.13%, 02/01/29 ................. 3,236 2,699,058
Weyerhaeuser Co., 4.75%, 05/15/26 ..... 1,705 1,663,860
19,102,358
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,119,477
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 320 286,468
4.75%, 03/01/30 ................. 231 197,417
5.00%, 02/15/32
(b)
................ 517 428,355
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 840 778,912
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. USD 1,121 1,101,383
8.50%, 10/30/25 ................. 2,652 2,610,032
Goldstory SAS, 5.38%, 03/01/26
(c)
...... EUR 1,555 1,594,098
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 1,389 1,196,526
Home Depot, Inc. (The)
4.25%, 04/01/46 ................. 177 142,043
3.90%, 06/15/47 ................. 160 122,155
4.50%, 12/06/48 ................. 455 380,858
3.35%, 04/15/50 ................. 710 483,913
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 607,188
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,881,506
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 841,957
Lowe's Cos., Inc.
2.80%, 09/15/41 ................. 220 142,100
3.70%, 04/15/46 ................. 735 509,557
3.00%, 10/15/50 ................. 1,158 683,863
3.50%, 04/01/51 ................. 130 84,119
4.25%, 04/01/52 ................. 837 617,444
5.63%, 04/15/53 ................. 805 731,677
4.45%, 04/01/62 ................. 320 233,644
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,219,892
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 933,985
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 3,967 3,696,802
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 816,381
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,023,663
6.13%, 07/01/29 ................. 2,418 2,059,299
6.00%, 12/01/29 ................. 3,995 3,355,800
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Staples, Inc., 7.50%, 04/15/26
(b)
........ USD 1,038 $ 853,592
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 7,560 6,681,608
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 1,766 1,703,886
41,119,600
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,400 1,201,110
4.50%, 02/23/36 ................. 580 552,620
3.85%, 05/04/43 ................. 189 152,905
4.65%, 02/23/46 ................. 806 718,174
3.85%, 08/04/46 ................. 350 276,946
2.65%, 05/11/50 ................. 990 606,313
2.65%, 02/08/51 ................. 1,460 885,544
2.70%, 08/05/51 ................. 370 225,301
3.95%, 08/08/52 ................. 921 722,281
Dell International LLC, 6.02%, 06/15/26 ... 456 457,778
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,175,217
3.00%, 06/17/27 ................. 1,114 1,012,464
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 1,822 1,871,190
8.50%, 07/15/31 ................. 2,441 2,503,939
12,361,782
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 1,677 1,387,503
4.13%, 08/15/31 ................. 40 30,948
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(f)(k)(l)
............ EUR 1,300 660,716
Hanesbrands, Inc.
(b)
4.88%, 05/15/26 ................. USD 980 898,425
9.00%, 02/15/31 ................. 676 644,327
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 617,259
4,239,178
Tobacco — 0.1%
Altria Group, Inc.
3.88%, 09/16/46 ................. 257 168,595
5.95%, 02/14/49 ................. 1,142 1,025,574
3.70%, 02/04/51 ................. 224 139,277
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,156,127
6.42%, 08/02/33 ................. 1,215 1,180,856
4.39%, 08/15/37 ................. 565 432,342
4.54%, 08/15/47 ................. 488 335,911
4.76%, 09/06/49 ................. 165 116,040
7.08%, 08/02/53 ................. 705 665,984
BAT International Finance plc, 4.45%, 03/16/28 502 468,125
Philip Morris International, Inc., 5.63%,
11/17/29 ..................... 471 465,658
6,154,489
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,151 1,093,443
2.88%, 01/15/26 ................. 4,105 3,822,041
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 697 683,533
Aviation Capital Group LLC
(b)
1.95%, 01/30/26 ................. 100 89,904
1.95%, 09/20/26 ................. 2,263 1,975,706
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 1,313 1,122,615
6.50%, 08/01/30 ................. 1,319 1,278,256

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. USD 2,731 $ 2,684,148
9.75%, 08/01/27 ................. 2,116 2,188,663
5.50%, 05/01/28 ................. 3,357 3,043,411
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 456,071
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 278,370
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,574 2,434,114
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 3,335 2,922,797
Rexel SA, 5.25%, 09/15/30
(c)
.......... EUR 499 521,237
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... USD 8,873 8,639,206
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 1,308 1,311,088
7.25%, 06/15/28 ................. 2,908 2,922,109
37,466,712
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV
(a)(j)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 578,246
(5-Year EUR Swap Annual + 3.69%), 3.25% 2,100 2,023,859
Mundys SpA
1.63%, 02/03/25 ................. 134 135,424
1.88%, 02/12/28 ................. 809 736,693
3,474,222
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 387 286,037
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,168,466
4.38%, 04/22/49 ................. 550 431,420
Cellnex Finance Co. SA, 2.00%, 09/15/32
(c)
. EUR 1,300 1,071,438
Connect Finco SARL, 6.75%, 10/01/26
(b)
... USD 7,289 6,798,434
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 787 483,611
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 881,374
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 1,968 708,491
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,120 941,304
4.50%, 04/27/31 ................. 1,727 1,230,487
Rogers Communications, Inc.
3.80%, 03/15/32 ................. 1,765 1,466,761
4.30%, 02/15/48 ................. 838 586,286
4.35%, 05/01/49 ................. 351 250,056
3.70%, 11/15/49 ................. 270 173,608
4.55%, 03/15/52 ................. 1,972 1,438,417
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ................. EUR 1,370 1,403,169
4.50%, 04/20/25 ................. 553 574,428
4.75%, 07/30/25 ................. 1,083 1,123,595
3.13%, 09/19/25 ................. 1,130 1,120,120
5.00%, 04/15/28 ................. 247 238,617
4.00%, 09/19/29 ................. 1,549 1,371,983
3.88%, 07/06/32 ................. 1,445 1,164,763
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,568,959
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 975,313
(7-Year EUR Swap Annual + 3.35%), 6.14% 3,300 3,349,787
(8-Year EUR Swap Annual + 3.62%), 6.75% 300 312,842
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,486,712
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
2.05%, 02/15/28 ................. USD 1,200 $ 1,031,856
2.55%, 02/15/31 ................. 525 417,747
3.50%, 04/15/31 ................. 827 699,286
2.70%, 03/15/32 ................. 249 194,777
4.38%, 04/15/40 ................. 475 381,676
3.00%, 02/15/41 ................. 880 583,129
4.50%, 04/15/50 ................. 109 83,584
3.30%, 02/15/51 ................. 925 578,773
3.40%, 10/15/52 ................. 1,290 805,793
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 1,259 1,251,926
4.25%, 01/31/31
(b)
................ USD 493 392,579
4.50%, 07/15/31
(c)
................ GBP 2,642 2,518,466
4.75%, 07/15/31
(b)
................ USD 1,166 941,980
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78 ............... EUR 439 427,002
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78 .................... GBP 2,384 2,730,560
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80 ............... EUR 785 755,373
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84 ............... 1,614 1,719,008
47,833,956
Total Corporate Bonds — 27.5%
(Cost: $3,428,518,884) ........................... 3,141,408,002
Equity-Linked Notes
Aerospace & Defense — 0.1%
Mizuho Markets Cayman LP (RTX Corp.),
15.42%, 11/02/23 ................ USD 62 4,557,127
Nomura Holdings, Inc. (L3Harris Technologies,
Inc.), 12.60%, 11/24/23 ............. 40 6,861,233
11,418,360
Air Freight & Logistics — 0.0%
BMO Capital Markets Corp. (FedEx Corp.),
8.72%, 11/21/23 ................. 16 4,132,713
Automobile Components — 0.1%
Mizuho Markets Cayman LP (Lear Corp.),
23.20%, 10/12/23 ................ 32 4,348,605
Royal Bank of Canada (BorgWarner, Inc.),
16.37%, 11/01/23
(b)
............... 73 2,925,805
7,274,410
Automobiles — 0.2%
Barclays Bank plc (Ford Motor Co.),
26.91%, 10/26/23 ................ 468 5,843,134
JPMorgan Structured Products BV (General
Motors Co.), 16.71%, 10/25/23 ........ 158 5,224,271
UBS AG (London Branch) (General Motors Co.)
19.90%, 10/02/23 - 11/20/23 ......... 202 6,700,303
17,767,708
Banks — 0.9%
BNP Paribas SA (Citigroup, Inc.),
11.30%, 10/16/23
(b)
............... 114 4,683,773
BNP Paribas SA (Comerica, Inc.),
34.30%, 10/20/23
(b)
............... 76 3,214,977
BNP Paribas SA (Fifth Third Bancorp),
24.32%, 10/20/23
(b)
............... 134 3,420,741
BNP Paribas SA (First Citizens BancShares,
Inc.), 20.26%, 10/26/23
(b)
........... 4 5,979,313
BNP Paribas SA (JPMorgan Chase & Co.),
9.68%, 10/16/23
(b)
................ 32 4,665,666

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citigroup, Inc. (Bank of America Corp.),
8.97%, 10/18/23 ................. USD 625 $ 17,146,418
Citigroup, Inc. (Citizens Financial Group, Inc.),
29.89%, 11/06/23 ................ 77 2,054,650
Citigroup, Inc. (PNC Financial Services Group,
Inc. (The)), 12.26%, 10/16/23 ........ 40 4,823,217
Citigroup, Inc. (Wells Fargo & Co.),
20.35%, 11/06/23 ................ 181 7,352,285
HSBC Bank plc (Banco Santander SA),
16.00%, 10/05/23 ................ EUR 55 5,708,042
JPMorgan Structured Products BV (Citigroup,
Inc.), 21.12%, 10/26/23
(b)(c)
.......... USD 147 6,088,703
Mizuho Markets Cayman LP (Bank of America
Corp.)
14.00%, 10/18/23 - 10/31/23 ......... 331 9,116,828
Mizuho Markets Cayman LP (JPMorgan Chase
& Co.), 10.40%, 10/16/23 ........... 80 11,545,643
Mizuho Markets Cayman LP (Wells Fargo &
Co.), 10.15%, 10/16/23 ............. 168 6,890,624
Nomura Holdings, Inc. (JPMorgan Chase &
Co.), 12.14%, 10/31/23 ............. 33 4,725,704
SGA Societe Generale Acceptance
NV (Citizens Financial Group, Inc.),
16.95%, 10/18/23 ................ 108 2,904,070
SGA Societe Generale Acceptance NV (First
Horizon Corp.), 30.16%, 10/18/23 ...... 250 2,797,382
103,118,036
Beverages — 0.0%
Barclays Bank plc (Molson Coors Beverage
Co.), 11.58%, 11/01/23 ............. 37 2,326,336
Biotechnology — 0.1%
BNP Paribas SA (AbbVie, Inc.),
12.57%, 10/27/23
(b)
............... 77 11,447,179
JPMorgan Structured Products BV (Gilead
Sciences, Inc.), 9.30%, 10/27/23 ...... 62 4,653,063
16,100,242
Broadline Retail — 0.3%
BNP Paribas SA (Amazon.com, Inc.)
16.11%, 10/30/23
(b)
............... 53 6,813,241
14.45%, 09/08/26
(b)
............... 35 4,525,219
BNP Paribas SA (eBay, Inc.),
13.71%, 11/02/23
(b)
............... 66 2,915,034
Citigroup, Inc. (Amazon.com, Inc.),
20.42%, 10/27/23 ................ 111 14,177,314
Goldman Sachs International (Amazon.com,
Inc.), 16.03%, 10/27/23 ............. 35 4,508,693
Mizuho Markets Cayman LP (Amazon.com,
Inc.), 17.62%, 11/09/23 ............. 52 6,715,719
39,655,220
Building Products — 0.0%
Royal Bank of Canada (Johnson Controls
International plc), 17.23%, 11/07/23
(b)
... 42 2,269,917
Capital Markets — 0.4%
Barclays Bank plc (Charles Schwab Corp.
(The)), 15.87%, 10/18/23 ........... 152 8,404,957
BNP Paribas SA (Brookfield Corp.),
16.17%, 11/16/23
(b)
............... EUR 24 1,347,036
Citigroup, Inc. (Bank of New York Mellon Corp.
(The)), 7.76%, 10/18/23 ............ USD 92 3,941,015
Citigroup, Inc. (Morgan Stanley),
9.50%, 10/18/23 ................. 42 3,432,467
Goldman Sachs International (Raymond James
Financial, Inc.), 13.29%, 11/06/23 ...... 32 3,257,593
Security
Par (000)
Par (000) Value
Capital Markets (continued)
HSBC Bank plc (Brookfield Corp.),
6.09%, 11/08/23 ................. EUR 82 $ 4,557,892
JPMorgan Structured Products BV (Nasdaq,
Inc.), 9.73%, 10/19/23 ............. USD 161 7,858,694
Mizuho Markets Cayman LP (Carlyle Group,
Inc. (The)), 26.46%, 10/19/23 ........ 140 4,296,928
Mizuho Markets Cayman LP (Morgan Stanley),
7.91%, 10/19/23 ................. 154 12,631,931
49,728,513
Chemicals — 0.1%
Barclays Bank plc (Ecolab, Inc.),
6.20%, 11/01/23 ................. 13 2,271,671
BNP Paribas SA (PPG Industries, Inc.),
9.05%, 10/20/23
(b)
................ 26 3,366,332
Nomura Holdings, Inc. (Dow, Inc.),
9.64%, 10/25/23 ................. 88 4,560,319
Royal Bank of Canada (LyondellBasell
Industries NV), 16.37%, 10/27/23
(b)
..... 24 2,314,263
Royal Bank of Canada (Mosaic Co. (The)),
16.59%, 11/07/23
(b)
............... 126 4,522,717
17,035,302
Commercial Services & Supplies — 0.1%
Barclays Bank plc (Waste Management, Inc.),
5.63%, 10/26/23 ................. 52 7,874,643
Communications Equipment — 0.3%
Barclays Bank plc (Cisco Systems, Inc.),
5.39%, 10/02/23 ................. 173 9,332,274
BMO Capital Markets Corp. (Arista Networks,
Inc.), 13.42%, 10/31/23 ............. 22 4,092,680
BMO Capital Markets Corp. (Nokia Oyj),
24.85%, 10/19/23 ................ 345 1,298,085
BNP Paribas SA (Cisco Systems, Inc.),
16.60%, 10/12/23 ................ 102 5,458,851
Royal Bank of Canada (Cisco Systems, Inc.),
12.73%, 11/15/23
(b)
............... 234 12,597,036
32,778,926
Construction Materials — 0.0%
Citigroup, Inc. (Vulcan Materials Co.),
10.45%, 11/02/23 ................ 20 4,087,236
Consumer Finance — 0.1%
Nomura Holdings, Inc. (Ally Financial, Inc.),
20.17%, 10/19/23 ................ 261 6,956,665
SGA Societe Generale Acceptance NV
(Synchrony Financial), 17.60%, 10/25/23 . 227 6,939,126
13,895,791
Consumer Staples Distribution & Retail — 0.5%
Barclays Bank plc (Dollar General Corp.),
21.56%, 10/30/23 ................ 34 3,663,289
BMO Capital Markets Corp. (Sysco Corp.),
11.00%, 11/01/23 ................. 42 2,753,521
BNP Paribas SA (Walmart, Inc.),
8.17%, 11/16/23 ................. 99 15,836,068
Citigroup, Inc. (BJ's Wholesale Club Holdings,
Inc.), 12.98%, 11/17/23 ............. 49 3,392,380
Citigroup, Inc. (Target Corp.), 15.33%, 11/16/23 19 2,104,017
JPMorgan Structured Products BV (Target
Corp.), 23.72%, 11/17/23 ........... 84 9,269,299
JPMorgan Structured Products BV (Walmart,
Inc.), 6.14%, 11/17/23 .............. 21 3,347,124
UBS AG (London Branch) (Walmart, Inc.),
6.30%, 10/02/23 ................. 76 12,383,890
52,749,588

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.0%
Citigroup, Inc. (Sealed Air Corp.),
18.97%, 11/06/23 ................ USD 126 $ 4,199,955
Diversified Telecommunication Services — 0.2%
Barclays Bank plc (Deutsche Telekom AG),
12.28%, 10/27/23 ................ 23 2,255,216
Goldman Sachs International (Verizon
Communications, Inc.), 23.47%, 11/06/23 176 5,700,773
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 23.17%, 10/25/23 243 7,832,045
Nomura Holdings, Inc. (AT&T, Inc.),
19.58%, 11/10/23 ................ 162 2,391,875
Royal Bank of Canada (AT&T, Inc.),
24.17%, 10/20/23
(b)
............... 565 8,337,308
26,517,217
Electric Utilities — 0.2%
BNP Paribas SA (American Electric Power Co.,
Inc.), 16.72%, 10/12/23 ............. 39 2,960,674
BNP Paribas SA (NextEra Energy, Inc.),
8.49%, 10/27/23
(b)
................ 54 3,127,418
Goldman Sachs International (Exelon Corp.),
16.40%, 11/10/23 ................ 81 3,105,924
JPMorgan Structured Products BV (NextEra
Energy, Inc.), 13.92%, 10/27/23 ....... 35 2,034,363
Nomura Holdings, Inc. (NextEra Energy, Inc.),
9.00%, 10/27/23 ................. 87 5,013,036
Nomura Holdings, Inc. (PG&E Corp.),
11.76%, 11/24/23 ................. 147 2,385,565
Royal Bank of Canada (American Electric
Power Co., Inc.), 10.19%, 10/27/23
(b)
... 73 5,546,271
24,173,251
Electrical Equipment — 0.0%
BMO Capital Markets Corp. (Eaton Corp. plc),
13.89%, 11/01/23 ................ 14 2,932,347
Electronic Equipment, Instruments & Components — 0.2%
BNP Paribas SA (Flex Ltd.)
11.52%, 10/26/23
(b)
............... 379 10,134,405
Citigroup, Inc. (Flex Ltd.), 14.15%, 10/26/23 . 91 2,420,856
Nomura Holdings, Inc. (Amphenol Corp.),
6.65%, 10/26/23 ................. 54 4,565,035
Nomura Holdings, Inc. (Keysight Technologies,
Inc.), 12.02%, 11/17/23 ............. 29 3,797,012
20,917,308
Energy Equipment & Services — 0.1%
BNP Paribas SA (Schlumberger NV),
16.86%, 10/20/23
(b)
............... 58 3,404,541
SGA Societe Generale Acceptance NV (Baker
Hughes Co.), 15.83%, 10/26/23 ....... 189 6,739,762
10,144,303
Entertainment — 0.2%
Goldman Sachs International (Netflix, Inc.),
20.75%, 10/18/23 ................ 6 2,189,588
Goldman Sachs International (Walt Disney Co.
(The)), 16.68%, 11/08/23 ........... 87 7,013,044
JPMorgan Structured Products BV (Netflix, Inc.)
20.94%, 10/19/23 ................ 9 3,565,035
24.92%, 10/19/23 ................ 12 4,578,378
17,346,045
Financial Services — 0.3%
JPMorgan Structured Products BV (Voya
Financial, Inc.), 14.13%, 11/01/23 ...... 78 5,187,690
Mizuho Markets Cayman LP (Fidelity
National Information Services, Inc.),
15.22%, 11/07/23 ................ 72 4,026,133
Security
Par (000)
Par (000) Value
Financial Services (continued)
Mizuho Markets Cayman LP (Fiserv, Inc.),
6.57%, 10/27/23 ................. USD 34 $ 3,837,632
Nomura Holdings, Inc. (Fiserv, Inc.),
5.60%, 10/27/23 ................. 78 8,844,536
Nomura Holdings, Inc. (PayPal Holdings, Inc.),
15.90%, 11/03/23 ................ 76 4,477,209
Royal Bank of Canada (Equitable Holdings,
Inc.), 26.04%, 10/19/23
(b)
........... 116 3,296,923
SGA Societe Generale Acceptance NV (Fidelity
National Information Services, Inc.),
16.53%, 11/02/23 ................ 97 5,350,755
UBS AG (London Branch) (Visa, Inc.),
13.50%, 11/24/23 ................ 14 3,171,867
38,192,745
Food Products — 0.1%
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 8.92%, 10/26/23 ............ 68 2,300,561
UBS AG (London Branch) (Kraft Heinz Co.
(The)), 7.00%, 11/24/23 ............ 224 7,559,301
9,859,862
Ground Transportation — 0.1%
Barclays Bank plc (Avis Budget Group, Inc.),
23.14%, 10/31/23 ................ 12 2,195,752
BNP Paribas SA (CSX Corp.),
9.91%, 10/20/23
(b)
................ 136 4,139,658
6,335,410
Health Care Equipment & Supplies — 0.6%
Barclays Bank plc (Stryker Corp.),
10.46%, 10/31/23 ................ 10 2,801,491
Barclays Bank plc (Zimmer Biomet Holdings,
Inc.), 9.30%, 11/02/23 .............. 29 3,280,852
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 6.98%, 11/10/23 ............ 15 3,970,959
Citigroup, Inc. (Abbott Laboratories),
12.63%, 10/19/23 ................ 59 5,677,289
JPMorgan Structured Products BV (Medtronic
plc), 22.47%, 10/02/23 ............. 88 6,919,823
JPMorgan Structured Products BV (Zimmer
Biomet Holdings, Inc.), 18.97%, 11/20/23
(b)(c)
52 5,802,936
Royal Bank of Canada (Baxter International,
Inc.), 21.44%, 10/19/23
(b)
........... 189 7,214,751
Royal Bank of Canada (Koninklijke Philips NV)
26.81%, 10/05/23 - 10/24/23
(b)
........ EUR 415 8,384,139
Royal Bank of Canada (Stryker Corp.),
13.14%, 11/01/23
(b)
............... USD 24 6,728,480
SGA Societe Generale Acceptance NV (Zimmer
Biomet Holdings, Inc.), 10.67%, 10/02/23 49 5,468,755
UBS AG (London Branch) (Medtronic plc),
13.40%, 11/20/23 ................ 88 6,908,982
63,158,457
Health Care Providers & Services — 1.1%
Barclays Bank plc (CVS Health Corp.)
20.48%, 11/01/23 - 11/02/23 ......... 152 10,494,982
Barclays Bank plc (HCA Healthcare, Inc.),
12.29%, 10/20/23 ................ 9 2,117,207
Barclays Bank plc (Humana, Inc.),
14.45%, 11/01/23 ................ 11 5,193,993
BMO Capital Markets Corp. (Cardinal Health,
Inc.), 17.18%, 10/19/23 ............. 58 5,019,672
BMO Capital Markets Corp. (Cigna Group
(The)), 12.76%, 11/02/23 ........... 20 5,737,190
BMO Capital Markets Corp. (McKesson Corp.),
10.97%, 11/01/23 ................ 16 6,895,015

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (Cigna Group (The)),
9.86%, 11/03/23
(b)
................ USD 9 $ 2,403,904
BNP Paribas SA (Humana, Inc.),
16.89%, 11/10/23
(b)
............... 3 1,571,410
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.82%, 11/10/23
(b)
........ 29 5,722,790
BNP Paribas SA (McKesson Corp.),
9.11%, 11/02/23
(b)
................ 6 2,416,001
BNP Paribas SA (UnitedHealth Group, Inc.),
10.76%, 10/16/23
(b)
............... 63 31,447,908
Citigroup, Inc. (HCA Healthcare, Inc.),
10.62%, 10/20/23 ................ 27 6,623,921
Goldman Sachs International (Cigna Group
(The)), 16.73%, 11/10/23 ........... 20 5,680,095
Goldman Sachs International (Elevance Health,
Inc.), 16.70%, 11/20/23 ............. 9 4,133,450
JPMorgan Structured Products BV (Elevance
Health, Inc.), 15.17%, 10/19/23 ....... 37 16,199,955
Mizuho Markets Cayman LP (Elevance Health,
Inc.), 13.17%, 10/31/23 ............. 8 3,447,007
Mizuho Markets Cayman LP (UnitedHealth
Group, Inc.), 9.46%, 10/16/23 ........ 10 4,829,298
Royal Bank of Canada (Cencora, Inc.),
8.25%, 11/07/23
(b)
................ 22 4,002,536
SGA Societe Generale Acceptance NV
(Elevance Health, Inc.), 15.45%, 10/02/23 9 3,984,480
127,920,814
Hotels, Restaurants & Leisure — 0.5%
Barclays Bank plc (Wynn Resorts Ltd.),
20.53%, 11/09/23 ................ 31 2,880,458
BNP Paribas SA (Chipotle Mexican Grill, Inc.),
9.93%, 10/26/23
(b)
................ 1 2,758,140
BNP Paribas SA (Hilton Worldwide Holdings,
Inc.), 8.98%, 10/26/23
(b)
............ 16 2,378,708
BNP Paribas SA (McDonald's Corp.),
6.23%, 10/27/23
(b)
................ 17 4,447,765
BNP Paribas SA (Starbucks Corp.),
10.55%, 11/02/23
(b)
............... 24 2,250,334
Citigroup, Inc. (Marriott International, Inc.),
11.92%, 11/03/23 ................. 21 4,098,133
Citigroup, Inc. (MGM Resorts International),
20.73%, 11/02/23 ................ 79 2,915,791
Goldman Sachs International (Starbucks
Corp.), 10.35%, 11/02/23 ........... 25 2,261,964
JPMorgan Structured Products BV (Las Vegas
Sands Corp.), 21.26%, 10/19/23 ...... 72 3,345,980
JPMorgan Structured Products BV (Wynn
Resorts Ltd), 24.40%, 11/09/23 ....... 77 7,046,463
Royal Bank of Canada (Booking Holdings, Inc.),
14.44%, 11/02/23
(b)
............... 2 6,829,994
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 9.91%, 10/26/23
(b)
..... 50 7,502,629
Royal Bank of Canada (Starbucks Corp.),
9.97%, 11/02/23
(b)
................ 75 6,859,289
Royal Bank of Canada (Yum! Brands, Inc.),
6.76%, 11/02/23
(b)
................ 23 2,922,370
58,498,018
Household Durables — 0.1%
BMO Capital Markets Corp. (Newell Brands,
Inc.), 33.46%, 10/19/23 ............. 165 1,522,582
Citigroup, Inc. (Toll Brothers, Inc.),
13.25%, 10/27/23 ................ 42 3,145,139
Nomura Bank International plc (Sony Group
Corp.), 12.46%, 11/06/23 ........... 38 3,182,871
7,850,592
Security
Par (000)
Par (000) Value
Household Products — 0.1%
BNP Paribas SA (Reckitt Benckiser Group plc),
16.49%, 11/09/23
(b)
............... GBP 22 $ 1,529,523
JPMorgan Structured Products BV (Kimberly-
Clark Corp.)
4.60%, 10/25/23 ................. USD 23 2,802,905
6.33%, 10/25/23 ................. 47 5,714,088
10,046,516
Independent Power and Renewable Electricity Producers — 0.0%
Citigroup, Inc. (AES Corp. (The)),
22.08%, 11/03/23 ................ 130 2,005,029
Industrial Conglomerates — 0.0%
HSBC Bank plc (Siemens AG),
21.56%, 11/09/23 ................ EUR 10 1,382,661
Insurance — 0.4%
Barclays Bank plc (Marsh & McLennan Cos.,
Inc.), 6.15%, 10/20/23 ............. USD 42 8,068,109
Barclays Bank plc (Willis Towers Watson plc),
13.92%, 11/24/23 ................ 17 3,662,872
BMO Capital Markets Corp. (American
International Group, Inc.), 14.32%, 10/30/23 112 6,694,898
BNP Paribas SA (Prudential Financial, Inc.),
21.45%, 11/16/23
(b)
............... GBP 366 4,009,119
Goldman Sachs International (Everest Group
Ltd.), 11.74%, 10/25/23 ............. USD 14 5,074,548
JPMorgan Structured Products BV (Travelers
Cos., Inc. (The)), 5.59%, 10/19/23 ..... 44 7,186,422
Mizuho Markets Cayman LP (Admiral Group
plc), 7.41%, 10/25/23 .............. 31 2,311,474
Nomura Holdings, Inc. (Admiral Group plc),
8.00%, 10/25/23 ................. 74 5,599,213
Royal Bank of Canada (Fidelity National
Financial, Inc.), 14.71%, 10/30/23
(b)
.... 170 7,001,591
49,608,246
Interactive Media & Services — 0.7%
BNP Paribas SA (Meta Platforms, Inc.)
18.20%, 10/26/23 - 11/09/23
(b)
........ 77 23,024,392
Citigroup, Inc. (Meta Platforms, Inc.),
20.51%, 10/26/23 ................ 19 5,765,210
JPMorgan Structured Products BV (Meta
Platforms, Inc.), 21.77%, 10/26/23 ..... 16 4,826,067
Mizuho Markets Cayman LP (Alphabet, Inc.)
13.80%, 10/26/23 - 11/09/23 ......... 105 13,893,287
Royal Bank of Canada (Alphabet, Inc.),
10.39%, 10/25/23
(b)
............... 216 28,404,816
SGA Societe Generale Acceptance NV
(Alphabet, Inc.), 18.15%, 11/02/23 ..... 10 1,309,824
SGA Societe Generale Acceptance NV (Meta
Platforms, Inc.), 20.67%, 11/02/23 ..... 4 1,183,188
78,406,784
IT Services — 0.1%
Goldman Sachs International (Gartner, Inc.),
5.86%, 11/03/23 ................. 10 3,426,321
Mizuho Markets Cayman LP (Cognizant
Technology Solutions Corp.),
21.11%, 10/12/23 ................ 138 9,238,258
12,664,579
Life Sciences Tools & Services — 0.1%
BNP Paribas SA (Thermo Fisher Scientific,
Inc.), 8.26%, 10/27/23
(b)
............ 7 3,351,696
JPMorgan Structured Products BV (Danaher
Corp.), 12.05%, 10/20/23 ........... 24 5,876,105

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Nomura Holdings, Inc. (Danaher Corp.),
11.47%, 10/20/23 ................ USD 18 $ 4,513,328
13,741,129
Machinery — 0.2%
Barclays Bank plc (Caterpillar, Inc.),
14.87%, 10/27/23 ................ 34 9,203,715
Barclays Bank plc (Otis Worldwide Corp.),
7.64%, 10/26/23 ................. 87 7,036,842
Citigroup, Inc. (Parker-Hannifin Corp.),
12.92%, 11/02/23 ................ 11 4,083,013
Nomura Holdings, Inc. (PACCAR, Inc.),
7.93%, 10/25/23 ................. 69 5,817,596
26,141,166
Media — 0.3%
BNP Paribas SA (Comcast Corp.),
11.44%, 10/27/23
(b)
............... 192 8,512,003
Citigroup, Inc. (Comcast Corp.),
11.58%, 10/27/23 ................ 80 3,513,994
JPMorgan Structured Products BV (Comcast
Corp.), 19.93%, 10/26/23 ........... 129 5,731,234
Mizuho Markets Cayman LP (Comcast Corp.),
10.80%, 10/27/23 ................ 102 4,519,364
Royal Bank of Canada (Publicis Groupe SA),
13.73%, 11/10/23
(b)
............... EUR 97 7,388,745
SGA Societe Generale Acceptance NV (Fox
Corp.), 15.61%, 11/02/23 ........... USD 85 2,666,703
32,332,043
Metals & Mining — 0.1%
Barclays Bank plc (Anglo American plc),
18.55%, 10/20/23 ................ 253 3,267,644
Citigroup, Inc. (Kinross Gold Corp.),
8.67%, 11/02/23 ................. 58 3,425,065
JPMorgan Structured Products BV (Freeport-
McMoRan, Inc.), 22.24%, 10/20/23 ..... 120 4,498,122
JPMorgan Structured Products BV (Nucor
Corp.), 18.94%, 10/20/23 ........... 22 3,414,959
14,605,790
Multi-Utilities — 0.1%
Barclays Bank plc (Sempra), 15.09%, 11/03/23 33 2,286,100
JPMorgan Structured Products BV (Public
Service Enterprise Group, Inc.),
13.64%, 11/20/23
(b)(c)
.............. 13 736,580
Royal Bank of Canada (Public Service
Enterprise Group, Inc.), 16.05%, 10/02/23
(b)
28 1,593,754
Royal Bank of Canada (Sempra),
10.77%, 10/30/23
(b)
............... 29 2,000,182
6,616,616
Oil, Gas & Consumable Fuels — 0.9%
Barclays Bank plc (BP plc), 21.62%, 11/16/23 GBP 1,223 7,854,311
Barclays Bank plc (Exxon Mobil Corp.),
11.41%, 10/27/23 ................ USD 151 17,627,546
Barclays Bank plc (Hess Corp.),
17.99%, 10/26/23
(c)
............... 41 6,293,859
Barclays Bank plc (Shell plc), 19.75%, 11/09/23 GBP 263 8,353,608
Barclays Bank plc (Valero Energy Corp.),
15.11%, 10/25/23 ................ USD 13 1,830,192
BNP Paribas SA (Valero Energy Corp.),
16.97%, 10/26/23
(b)
............... 52 7,414,282
Goldman Sachs International (BP plc),
15.22%, 11/01/23 ................ 353 13,949,587
Goldman Sachs International (Marathon
Petroleum Corp.), 20.57%, 11/01/23 .... 30 4,615,580
Goldman Sachs International (Phillips 66),
16.74%, 10/27/23 ................ 38 4,636,304
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
JPMorgan Structured Products BV (Chevron
Corp.), 7.48%, 10/27/23 ............ USD 64 $ 10,653,809
JPMorgan Structured Products BV
(ConocoPhillips), 21.33%, 10/26/23
(b)(c)
.. 20 2,340,376
Royal Bank of Canada (Kosmos Energy Ltd.),
20.60%, 10/30/23
(b)
............... 458 3,537,393
Shell ELN (Shell plc), 9.80%, 11/01/23 ..... 215 13,812,085
UBS AG (London Branch) (Occidental
Petroleum Corp.), 13.80%, 11/08/23 .... 46 2,961,561
UBS AG (London Branch) (Williams Cos., Inc.
(The)), 17.60%, 11/10/23 ........... 62 2,082,447
107,962,940
Passenger Airlines — 0.1%
BNP Paribas SA (Delta Air Lines, Inc.),
15.34%, 10/13/23
(b)
............... 68 2,514,287
Citigroup, Inc. (United Airlines Holdings, Inc.),
16.51%, 10/18/23 ................ 75 3,184,326
5,698,613
Personal Care Products — 0.2%
HSBC Bank plc (Estee Lauder Cos., Inc.
(The)), 10.34%, 11/08/23 ........... EUR 38 6,736,635
JPMorgan Structured Products BV (Unilever
plc), 5.30%, 11/08/23 .............. GBP 198 9,808,548
Royal Bank of Canada (Unilever plc),
6.77%, 10/30/23
(b)
................ USD 61 3,011,594
19,556,777
Pharmaceuticals — 0.2%
Barclays Bank plc (Bayer AG),
20.90%, 10/05/23 ................ EUR 84 4,036,898
BNP Paribas SA (Novo Nordisk A/S),
21.97%, 11/10/23
(b)
............... USD 4 723,952
Citigroup, Inc. (Zoetis, Inc.), 10.94%, 11/03/23 16 2,781,077
HSBC Bank plc (AstraZeneca plc),
18.64%, 11/09/23 ................ GBP 16 2,041,850
JPMorgan Structured Products BV (Eli Lilly &
Co.), 18.49%, 10/26/23 ............. USD 4 1,936,066
Royal Bank of Canada (Zoetis, Inc.),
13.61%, 11/03/23
(b)
............... 39 6,885,472
18,405,315
Professional Services — 0.2%
Barclays Bank plc (Robert Half, Inc.),
12.29%, 11/24/23 ................ 10 748,340
JPMorgan Structured Products BV (Randstad
NV), 9.76%, 10/25/23 .............. EUR 64 3,539,975
Nomura Holdings, Inc. (SS&C Technologies
Holdings, Inc.), 20.86%, 11/02/23 ...... USD 123 6,542,485
SGA Societe Generale Acceptance NV (Leidos
Holdings, Inc.), 12.02%, 11/02/23 ...... 74 6,898,743
17,729,543
Semiconductors & Semiconductor Equipment — 0.1%
BNP Paribas SA (Intel Corp.),
30.85%, 10/12/23 ................ 45 1,585,876
Nomura Holdings, Inc. (NVIDIA Corp.),
24.57%, 11/17/23 ................ 19 8,684,558
10,270,434
Software — 1.2%
Barclays Bank plc (Autodesk, Inc.),
12.96%, 11/22/23 ................ 13 2,816,428
Barclays Bank plc (Intuit, Inc.),
14.43%, 11/30/23 ................ 6 3,326,151
Barclays Bank plc (SAP SE), 13.92%, 10/20/23 EUR 108 14,141,048
Barclays Bank plc (Synopsys, Inc.),
10.81%, 11/30/23 ................ USD 6 2,927,303

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
BNP Paribas SA (Palo Alto Networks, Inc.),
16.89%, 11/17/23
(b)
............... USD 8 $ 1,914,472
BNP Paribas SA (ServiceNow, Inc.),
14.34%, 10/26/23
(b)
............... 6 3,345,003
Goldman Sachs International (Synopsys, Inc.)
9.61%, 10/02/23 - 11/30/23 .......... 30 13,699,097
JPMorgan Structured Products BV (Fortinet,
Inc.), 17.51%, 11/02/23 ............. 57 3,338,455
JPMorgan Structured Products BV (Microsoft
Corp.)
8.00%, 10/25/23 ................. 49 15,603,129
19.12%, 10/26/23
(b)(c)
.............. 12 3,877,655
Mizuho Markets Cayman LP (Crowdstrike
Holdings, Inc.), 22.54%, 10/19/23 ...... 29 4,886,454
Mizuho Markets Cayman LP (Microsoft Corp.)
11.48%, 10/26/23 - 11/09/23 ......... 44 14,053,180
Mizuho Markets Cayman LP (Salesforce, Inc.),
14.11%, 10/19/23 ................ 54 10,983,470
Mizuho Markets Cayman LP (ServiceNow,
Inc.), 17.95%, 10/27/23 ............. 10 5,496,636
Nomura Holdings, Inc. (Autodesk, Inc.),
12.48%, 11/22/23 ................ 22 4,544,852
Nomura Holdings, Inc. (Intuit, Inc.),
13.40%, 11/30/23 ................ 13 6,884,647
Nomura Holdings, Inc. (Roper Technologies,
Inc.), 4.75%, 10/26/23 ............. 10 4,621,102
Royal Bank of Canada (Microsoft Corp.),
15.48%, 10/26/23
(b)
............... 31 9,899,746
Royal Bank of Canada (ServiceNow, Inc.),
14.34%, 10/26/23
(b)
............... 20 11,201,182
137,560,010
Specialized REITs — 0.0%
UBS AG (London Branch) (Equinix, Inc.),
7.90%, 11/02/23 ................. 4 2,864,223
Specialty Retail — 0.2%
BNP Paribas SA (AutoNation, Inc.),
22.09%, 10/27/23
(b)
............... 24 3,529,219
BNP Paribas SA (Best Buy Co., Inc.),
15.35%, 11/22/23
(b)
............... 61 4,320,115
BNP Paribas SA (TJX Cos., Inc. (The)),
7.89%, 11/16/23
(b)
................ 26 2,313,158
Citigroup, Inc. (O'Reilly Automotive, Inc.),
11.34%, 10/26/23 ................ 4 3,216,552
JPMorgan Structured Products BV (TJX Cos.,
Inc. (The)), 10.05%, 11/15/23 ......... 99 8,698,043
22,077,087
Technology Hardware, Storage & Peripherals — 0.4%
Citigroup, Inc. (Apple, Inc.), 7.74%, 10/30/23 38 6,593,798
Mizuho Markets Cayman LP (Apple, Inc.),
11.03%, 11/09/23 ................. 38 6,526,702
Nomura Holdings, Inc. (HP, Inc.),
18.85%, 11/10/23 ................ 55 1,438,613
Royal Bank of Canada (Apple, Inc.),
8.43%, 10/27/23
(b)
................ 165 28,389,585
42,948,698
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada (Ralph Lauren Corp.),
25.46%, 10/19/23
(b)
............... 10 1,226,367
Tobacco — 0.1%
Barclays Bank plc (British American Tobacco
plc), 22.60%, 10/05/23 ............. GBP 193 6,073,430
Security
Par (000)
Par (000) Value
Tobacco (continued)
Goldman Sachs International (Philip Morris
International, Inc.), 15.57%, 10/20/23 ... USD 63 $ 5,872,283
11,945,713
Trading Companies & Distributors — 0.1%
BMO Capital Markets Corp. (MSC Industrial
Direct Co., Inc.), 16.67%, 10/19/23 ..... 17 1,637,409
Citigroup, Inc. (United Rentals, Inc.),
17.95%, 10/26/23 ................ 9 4,053,453
5,690,862
Wireless Telecommunication Services — 0.1%
Barclays Bank plc (Vodafone Group plc),
25.00%, 10/05/23 ................ GBP 4,288 3,980,750
Citigroup, Inc. (T-Mobile US, Inc.),
8.20%, 10/25/23 ................. USD 50 6,992,281
Goldman Sachs International (T-Mobile US,
Inc.), 7.00%, 10/25/23 ............. 21 2,979,369
13,952,400
Total Equity-Linked Notes — 12.8%
(Cost: $1,510,125,175) ........................... 1,465,698,806
Fixed Rate Loan Interests
Health Care Providers & Services — 0.0%
EyeCare Partners LLC, 1st Lien Term Loan
9.18%, 02/18/27 ................. 1,326 925,744
9.18%, 11/15/28 ................. 413 283,629
1,209,373
Total Fixed Rate Loan Interests — 0.0%
(Cost: $1,734,234) .............................. 1,209,373
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 3,221 2,995,876
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.25%), 9.93%
,
 05/25/28 594 551,992
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.65%
,
 10/30/28 .. 543 542,621
Cobham Ultra SeniorCo SARL, Facility
Term Loan B, (6-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
9.36%
,
 08/03/29 ................. 948 941,774
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 3,445 3,435,392
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/24/28 ................. 1,476 1,472,244
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 02/01/28 ....... 2,372 2,364,117
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.75%), 13.23%
,
 02/01/29 ...... 963 940,897
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.64%
,
 08/24/28 ..... 2,131 2,130,333
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.64%
,
 02/22/27 .. 932 932,574
16,307,820

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.68%
,
 04/10/28 .. USD 649 $ 648,665
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 05/06/30 ................. 2,381 2,373,571
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.00%), 0.00% - 10.49%
,
 11/17/28 1,125 952,594
3,974,830
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%
,
 12/14/27
(a)
. 1,720 1,721,584
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.74%
,
 01/24/29 ....... 4,746 4,497,711
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 0.01%
Cap + 6.00%), 11.49%
,
 01/24/30 ...... 1,951 1,574,524
6,072,235
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco
LLC, Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.25%),
8.83%
,
 11/24/28 ................. 1,481 1,476,237
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 6.75%), 12.17%
,
 06/30/27 ...... 1,677 1,573,024
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.93%
,
 02/12/27 ..... 3,640 3,426,812
Pug LLC, Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.25%), 9.68%
,
 02/12/27
(e)
.......... 428 405,776
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 0.00%), 7.57%
,
 02/28/30 .. 628 628,425
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.40%
,
 12/21/27 ....... 479 377,655
7,887,929
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.75%),
9.07%
,
 05/13/29 ................. 600 600,421
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.25%), 8.68%
,
 04/12/28 340 331,186
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.75%), 4.25% -
9.17%
,
 11/23/27 ................. 1,366 1,285,593
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%
,
 10/02/28 .. 716 691,789
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 07/28/28 ..... 891 889,811
Wilsonart LLC, Term Loan E, (6-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.74%
,
 12/31/26 ........... 2,745 2,734,379
6,533,179
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(a)
Ascensus Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.50%),
8.93%
,
 08/02/28 ................. USD 1,970 $ 1,946,581
Ascensus Group Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 6.50%),
12.18%
,
 08/02/29 ................ 556 525,760
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B5, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.50%), 7.89%
,
 12/20/29 ........... 1,476 1,477,540
Azalea TopCo, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.50%),
9.18%, 07/24/26 ............... 1,401 1,345,529
(1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.75%), 9.20% -
9.43%, 07/24/26 ............... 778 748,378
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/26 1,364 1,360,870
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.42%, 10/22/27 698 695,983
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.82%
,
 06/30/28 .. 1,370 1,364,621
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.82%
,
 06/30/28 .. 865 863,149
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.24%
,
 04/01/28 ................ 712 700,647
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.75%), 10.12% -
10.17%
,
 08/11/28 ................ 240 239,599
Osaic Holdings, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.82%
,
 08/17/28 ................. 1,840 1,837,265
13,105,922
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.17%
,
 09/30/28 .......... 1,147 1,131,836
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.42%
,
 11/24/27 ................. 856 838,103
Ascend Performance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.32%
,
 08/27/26 ................ 1,269 1,238,970
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.82%
,
 08/18/28
(e)
...... 1,197 1,182,038
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 12/29/27 .. 641 527,421
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.38%),
9.77%
,
 10/04/29 ................. 913 878,230

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.97%
,
 06/09/28 .. USD 1,432 $ 1,426,180
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
7.32%
,
 01/31/26 ................. 1,960 1,954,763
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.57%
,
 02/15/30 .......... 321 321,729
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.93%), 9.42%
,
 07/03/28 .. 1,210 1,069,231
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 02/18/30 ................. 636 630,836
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 10/15/28 2,116 2,063,582
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 10/15/28 306 301,639
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
8.93%
,
 06/30/27 ................. 323 321,757
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
8.15%
,
 03/02/26 ................. 1,544 1,542,117
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.82%
,
 03/29/28 ................. 1,985 1,926,855
Nouryon Finance B.V., Term Loan, (1-mo. CME
Term SOFR + 4.00%), 9.43%
,
 04/03/28 .. 975 960,748
Olympus Water US Holding Corp., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.00%), 10.39%
,
 11/09/28 . 746 743,046
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
9.01%
,
 10/14/24 ................. 1,670 1,654,953
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 08/02/28 .. 1,487 1,479,132
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.40%
,
 09/22/28 ....... 1,423 1,409,842
23,603,008
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.17%, 05/12/28 3,031 2,923,240
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%, 05/12/28 365 359,069
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 9.33%
,
 02/15/29 ........... 1,258 1,238,330
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.93%
,
 06/22/30 ................. 1,424 1,420,561
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 09/07/27 ................. 2,019 2,014,931
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... 1,714 1,702,193
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.50%), 7.82%
,
 11/30/28 ....... USD 130 $ 129,447
GFL Environmental, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 0.00%), 7.82%
,
 05/31/27 ....... 719 718,533
LABL, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
5.00%), 10.42%
,
 10/29/28 ........... 974 970,149
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 10/20/25 ................. 1,352 1,303,942
PECF USS Intermediate Holding III Corp.,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 4.25%),
9.88%
,
 12/15/28 ................. 1,170 934,523
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 2.75%),
8.19%
,
 09/23/26 ................. 1,715 1,711,762
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.07%
,
 08/31/28 ....... 5,069 5,068,525
TruGreen LP, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.00%), 9.42%
,
 11/02/27 .......... 1,918 1,818,828
Viad Corp., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.00%), 10.43% - 12.50%
,
 07/30/28 .... 1,272 1,244,053
23,558,086
Communications Equipment — 0.0%
(a)
Ciena Corp., Term Loan, (1-mo. CME Term
SOFR + 2.50%), 7.82%
,
 01/18/30 ..... 234 234,019
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.82%, 03/02/29 1,222 1,132,114
 05/30/30
(o)
..................... 748 692,371
2,058,504
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.50%), 10.87%
,
 08/01/30 . 3,593 3,495,306
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
0.00%), 7.93%
,
 04/01/24
(e)
.......... 14,250 13,952,582
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.17%
,
 12/16/27 ....... 248 247,125
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.43%
,
 01/21/28 ..... 1,191 1,188,468
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.93%
,
 05/12/28 .. 1,503 1,476,591
20,360,072
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.42%
,
 01/15/27 ........... 1,779 1,775,576
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.32%
,
 03/08/29 ...... 742 601,312

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
 04/29/29 ....... USD 1,542 $ 1,529,279
QUIKRETE Holdings, Inc., 1st Lien Term Loan,
03/19/29
(o)
..................... 643 643,000
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.94%
,
 09/22/28 .. 1,120 1,118,710
5,667,877
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan, (3-mo.
SONIA + 4.34%), 8.96%
,
 06/05/26
(e)
.... GBP 10,046 12,202,124
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR + 2.00%),
7.43%, 09/13/26 ............... USD 1,292 1,291,260
(1-mo. CME Term SOFR + 2.50%),
7.93%, 11/22/28 ............... 958 958,880
14,452,264
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.75%),
9.18%
,
 12/01/27 ................. 3,934 3,894,292
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 08/14/26 ................. 948 947,087
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.68%
,
 02/05/26 ................. 578 576,964
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.07%
,
 07/31/26 ................. 328 327,356
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.65%
,
 09/15/28 .. 1,190 1,184,119
6,929,818
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.75%), 9.38%
,
 10/28/27
(a)
...... 1,642 1,551,044
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 12/11/28 .. 433 412,112
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 5.75%), 11.17%
,
 12/10/29 . 1,191 1,011,430
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.25%),
7.68%
,
 11/24/28 ................. 1,487 1,479,806
Kuehg Corp., Term Loan, (3-mo. CME Term
SOFR at 1.50% Floor and 1.50% Cap +
5.00%), 10.39%
,
 06/12/30 ........... 1,367 1,367,643
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.50%),
10.07%
,
 01/15/27 ................ 2,443 2,378,956
Spring Education Group, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.32%
,
 07/30/25 ................. 985 984,066
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.91%
,
 09/29/30 ........... USD 557 $ 550,032
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 5.00%), 10.43%
,
 09/01/25 ......... 2,100 1,814,208
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/05/26 ................. 2,670 2,663,026
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 4.00%), 9.43%
,
 01/08/27 .. 1,192 1,176,974
13,838,253
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.07%
,
 05/18/30
(a)
................ 911 912,787
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.32%, 07/15/25 ............... 845 835,107
(3-mo. LIBOR USD + 2.75%),
8.32%, 01/31/26 ............... 459 454,319
Connect Finco SARL, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.50%), 8.82%
,
 12/11/26 .......... 5,469 5,350,260
Consolidated Communications, Inc., Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 3.50%), 8.93%
,
 10/02/27 1,218 1,076,450
Iridium Satellite LLC, Term Loan B3,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 09/20/30 ................. 3,012 3,005,665
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
 03/01/27 ................. 1,385 1,305,709
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.68%
,
 03/15/27 ................. 1,877 1,332,885
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.25%), 9.68% - 9.93%
,
 09/01/28 . 1,008 898,647
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.25%), 8.68%
,
 09/25/26 .......... 2,876 2,345,953
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.70%
,
 01/31/29 ................. 795 774,576
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 03/09/27 ................. 4,624 3,765,213
21,144,784
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.75%), 10.40%
,
 06/23/28
(a)
1,495 1,483,534
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.75%), 8.18%
,
 07/02/29
(a)
......... 1,069 1,064,054

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR + 3.00%),
8.43%, 06/28/24
(e)
.............. USD 41 $ 28,751
(1-mo. CME Term SOFR + 1.00%),
6.43%, 06/30/25 ............... 411 219,395
248,146
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
8.45%
,
 04/22/26 ................. 1,562 1,256,096
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.64%
,
 03/08/30 .. 1,038 1,030,656
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.44%
,
 07/21/28 ....... 1,844 1,832,760
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.82%
,
 11/27/28 ................. 2,588 2,575,745
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (6-mo. LIBOR USD at 1.00% Floor and
1.00% Cap + 3.00%), 8.73%
,
 03/08/24 .. 3,619 3,495,130
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.00%),
8.32%
,
 01/15/30 ................. 1,658 1,656,342
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 10/19/26 ................. 4,042 4,030,342
NASCAR Holdings LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.93%
,
 10/19/26 ................. 259 259,277
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.18%
,
 03/13/28 ................. 1,726 1,722,793
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.13%
,
 01/23/25 ................. 1,488 1,485,734
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.37%
,
 04/29/26 .. 1,418 1,415,942
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 05/18/25 ..... 3,203 3,194,670
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 7.56%
,
 01/20/28 . 2,918 2,914,772
26,870,259
Financial Services — 1.3%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 3.50%),
8.92%
,
 12/21/28 ................. 1,190 1,187,232
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
 08/15/28 . 1,586 1,431,446
Belron Finance LLC, Term Loan, (3-mo. CME
Term SOFR + 2.25%), 7.88%
,
 10/30/26 .. 1,183 1,180,225
Belron Finance US LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.16%
,
 04/18/29 ....... 472 471,671
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.43%), 8.06%
,
 04/13/28 .......... 652 649,662
Security
Par (000)
Par (000) Value
Financial Services (continued)
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD at 0.10% Floor + 0.00%),
8.86%
,
 09/09/24
(e)
................ USD 10,600 $ 10,404,580
CML La Quinta Resort, Term Loan, (1-
mo. LIBOR USD + 0.00%), 0.00% -
8.42%
,
 09/09/24
(e)
................ 8,933 8,679,511
CML ST Regis Aspen, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 0.00%),
0.00% - 8.21%
,
 02/07/25
(e)
.......... 12,797 12,354,582
CML Terranea Resort, Term Loan, (1-mo.
LIBOR USD + 0.00%), 9.67%
,
 01/01/27
(e)
5,600 5,600,000
Cogeco Communications Finance LP, Term
Loan, (1-mo. LIBOR USD + 2.50%),
7.93%
,
 09/29/30 ................. 1,612 1,585,731
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 11/15/23
(e)(f)(k)
.... 7,906 3,218,023
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 3.75%),
9.14%
,
 04/09/27 ................. 4,809 4,683,631
Deerfield Dakota Holding LLC, 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 6.75%),
12.40%
,
 04/07/28 ................ 1,890 1,776,600
GIP Pilot Acquisition Partners LP, Term Loan,
09/18/30
(e)(o)
.................... 280 278,950
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(o)
..................... 1,558 1,556,863
Houston Center, Term Loan, (1-mo. LIBOR
USD + 0.00%), 7.53%
,
 09/09/24
(e)
..... 42,968 33,820,988
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 03/24/25 ................. 2,191 2,185,956
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00% - 8.18%
,
 03/09/24
(e)
31,844 29,938,095
Sheraton Austin, Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 0.00%), 0.00% -
8.91%
,
 06/01/24
(e)
................ 10,379 10,075,589
Sotera Health Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 2.75%),
8.18%
,
 12/11/26 ................. 2,457 2,431,816
Travelport Finance (Luxembourg) SARL, Term
Loan, (3-mo. CME Term SOFR + 8.50%),
13.89%
,
 05/29/26 ................ 1,404 805,004
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 2.93%),
8.37%
,
 01/31/29 ................. 846 832,731
Vinoy St. Petersburg (The), Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 0.00%),
0.00% - 7.98%
,
 09/09/24
(e)
.......... 11,528 11,022,717
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.68%
,
 03/31/28 ..... 884 884,718
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.07%
,
 10/19/27 .. 1,963 1,957,904
149,014,225
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.18%
,
 10/01/25 ........... 2,214 2,124,651
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.82%
,
 10/10/26 .. 179 176,786

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor and 1.00% Cap +
3.50%), 8.93%
,
 10/25/27 ........... USD 4,330 $ 4,325,610
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 01/29/27 ................. 4,221 4,185,981
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.27%
,
 05/23/25 .. 606 526,143
Hostess Brands LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
7.89%
,
 06/30/30 ................. 1,238 1,239,234
Nomad Foods Ltd., Term Loan B4, (6-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 0.00%), 8.47%
,
 11/12/29 .......... 798 796,974
Sovos Brands Intermediate, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 3.50%),
9.13%
,
 06/08/28 ................. 2,378 2,375,288
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.90%
,
 03/31/28 .. 1,204 1,172,300
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.43%
,
 01/20/28 ................. 3,022 3,018,156
19,941,123
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.75%),
10.18%
,
 04/06/28 ................ 500 495,427
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 08/06/27 ................. 1,011 1,003,153
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.16%
,
 03/03/30 ................. 2,363 2,360,598
3,859,178
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/10/27 2,004 1,945,078
(1-mo. CME Term SOFR + 4.00%),
9.32%, 09/14/28
(e)
.............. 946 932,993
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.67%
,
 11/03/28 ....... 2,385 2,346,229
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.15%
,
 03/05/26 ................ 843 782,264
Insulet Corp., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.25%), 8.68%
,
 05/04/28 ........... 883 880,847
Medline Borrower LP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.68%
,
 10/23/28 .......... 4,744 4,728,160
11,615,571
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
 09/29/28
(o)
..................... 315 314,212
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.68%, 09/29/28 1,429 1,421,184
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.80%
,
 11/08/27 .. USD 1,720 $ 1,712,711
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.43%
,
 11/01/28 ....... 2,075 2,064,968
Envision Healthcare Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 0.00%), 0.00%
,
 03/31/27 ....... 1,843 414,644
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 6.75%), 12.18%
,
 11/15/29 . 611 318,364
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.68%
,
 08/31/26 ................. 621 591,980
Medical Solutions Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.77%
,
 11/01/28 ................. 916 884,424
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 7.00%),
12.52%
,
 11/01/29 ................ 404 360,570
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.18%
,
 10/27/28 .. 1,422 1,425,132
PetVet Care Centers LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.50%), 8.92%
,
 02/14/25 .. 73 72,510
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.19%
,
 08/31/26 .. 869 869,313
Vizient, Inc., Term Loan B7, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.67%
,
 05/16/29 ........... 347 346,505
10,796,517
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.57%
,
 02/15/29 ....... 3,187 3,121,909
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.00%), 9.43%
,
 06/02/28 ....... 4,574 4,372,645
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.43%
,
 08/27/25 ................. 3,036 3,032,432
10,526,986
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 09/23/30 ................. 2,684 2,671,801
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.18%
,
 02/02/26 ................. 2,035 1,948,307
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.17%
,
 05/31/30 ................. 168 167,580
Bally's Corp., Facility Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.25%), 8.84%
,
 10/02/28 .......... 993 971,735
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%
,
 02/06/30 .. 1,126 1,125,392

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp., Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.00%), 8.33%
,
 08/09/27 ........... USD 954 $ 950,423
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 03/17/28 ................. 1,479 1,476,428
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD + 0.00%), 0.00% -
8.33%
,
 12/09/24
(e)
................ 6,758 6,495,875
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%
,
 01/27/29 .. 3,986 3,940,680
Flutter Entertainment plc, Term Loan,
(3-mo. CME Term SOFR + 2.25%),
7.90%
,
 07/21/26 ................. 1,660 1,657,967
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.90%
,
 07/22/28 ....... 1,933 1,934,437
Four Seasons Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 2.50%),
7.92%
,
 11/30/29 ................. 3,310 3,312,559
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
7.17%
,
 06/22/26 ................. 2,914 2,910,934
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.00%), 8.42%
,
 12/15/27 .......... 2,673 2,660,829
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.43%
,
 04/14/29 1,239 1,237,455
Packers Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 3.25%), 8.67%
,
 03/09/28 .. 1,113 656,913
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.17%
,
 05/03/29 .. 1,784 1,780,265
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.58%
,
 01/05/29 ....... 651 650,957
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor
and 0.50% Cap + 3.00%), 8.43%
,
 08/25/28 1,008 1,004,725
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Floor and
0.25% Cap + 2.25%), 7.67%
,
 02/08/27 .. 2,136 2,129,251
Whatabrands LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.00%), 8.43%
,
 08/03/28 .......... 2,319 2,307,532
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.67%
,
 05/24/30 ................. 911 911,164
42,903,209
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.90%
,
 05/17/28 ....... 1,469 1,207,801
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.89%
,
 02/26/29 .. 2,963 2,880,375
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.50%), 12.82%
,
 06/29/28 . 658 655,018
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.43%
,
 10/06/28 .. USD 2,544 $ 2,158,009
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.25%), 8.68%
,
 10/30/27 .. 3,234 2,904,806
9,806,009
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.69%
,
 12/22/27
(a)
...... 612 609,397
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.57%
,
 07/31/30 ................. 1,188 1,180,779
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 2.50%), 8.18%
,
 12/15/27 .. 1,253 1,247,861
2,428,640
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%
,
 11/05/27 .. 1,836 1,831,633
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 8.83%
,
 11/05/27 3,969 3,960,105
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.25%), 7.68%, 02/19/28 2,079 2,064,650
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 2.75%), 8.18%, 02/19/28 478 477,491
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 02/12/27 3,377 3,369,401
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%
,
 10/14/27 .. 463 457,901
HUB International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.00%), 9.37%, 11/10/29 654 654,502
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 4.25%), 9.58%, 06/20/30 3,898 3,904,270
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (3-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 1,136 1,138,136
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.42%
,
 09/01/27 ................. 2,373 2,370,040
USI, Inc., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.75%), 9.14%, 11/22/29 2,372 2,368,518
 09/27/30
(o)
..................... 1,108 1,104,522
23,701,169
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 2.75%), 8.32%
,
 06/26/28 ....... 815 813,684
Camelot US Acquisition LLC, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.43%, 10/30/26 ............... 3,301 3,294,069

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.17%
,
 10/10/25 .. USD 590 $ 589,091
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 4.50%), 9.93%
,
 01/29/26 .......... 938 941,841
5,638,685
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/31/28 ................ 1,054 946,534
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.68%
,
 01/20/29 ................ 618 546,596
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.67%
,
 08/19/28 ..... 666 645,836
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.68%
,
 12/23/26 ..... 2,170 2,121,103
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor and
1.00% Cap + 7.75%), 13.17%
,
 07/31/28 . 1,308 1,309,426
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 3.25%), 8.68%
,
 07/30/27 ....... 889 886,601
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor
and 0.75% Cap + 4.00%), 9.49%
,
 10/01/27 3,076 2,996,599
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.82%
,
 11/09/29 ................. 1,453 1,453,778
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.43%
,
 08/10/27 ................. 1,249 1,247,513
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.07%
,
 02/24/28 ........... 3,734 3,724,297
Venga Finance SARL, Term Loan, (3-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 4.75%), 10.43%
,
 06/28/29 ......... 1,018 1,008,143
16,886,426
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.42%
,
 12/01/28 .. 231 224,967
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.92%
,
 03/15/30 ................. 1,009 1,002,090
1,227,057
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.25%), 7.67%
,
 11/08/27 ....... 1,166 1,164,181
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.00%), 7.44%
,
 02/22/28 .. 1,997 1,947,939
Curia Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.17%
,
 08/30/26 ................. 199 164,604
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at
1.00% Floor and 1.00% Cap + 4.50%),
9.93%
,
 02/04/27 ................. 895 877,165
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.07%
,
 07/01/30 ....... USD 456 $ 453,957
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.90%, 07/03/28 2,461 2,458,756
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.00%), 8.32%
,
 10/19/27 1,774 1,725,086
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.68%
,
 11/15/28 .. 2,903 2,879,568
Star Parent, Inc., Term Loan, 09/19/30
(o)
... 832 812,473
12,483,729
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.86%
,
 08/17/26 ...... 1,783 1,781,841
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.42%
,
 09/03/30 .. 476 476,238
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.42%
,
 05/14/28 ....... 345 345,223
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 10/21/28 1,618 1,610,230
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.25%), 9.68%, 10/21/28 1,593 1,593,376
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.17%
,
 03/01/27 ................. 1,305 1,305,684
Gates Global LLC, Term Loan B3, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 2.50%), 7.92%
,
 03/31/27 .......... 2,141 2,133,418
Generac Power Systems, Inc., Term Loan,
12/13/26
(o)
..................... 325 324,051
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 2,912 2,885,252
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.50%), 9.89%
,
 11/22/29 .......... 2,067 2,070,017
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.17%
,
 03/01/27 ........... 554 554,314
Madison IAQ LLC, Term Loan, (1-mo. LIBOR
USD at 0.50% Floor and 0.50% Cap +
3.25%), 8.69%
,
 06/21/28 ........... 2,083 2,046,068
SPX Flow, Inc., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
4.50%), 9.92%
,
 04/05/29 ........... 1,958 1,951,630
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 3.50%), 9.38%
,
 07/30/27 3,682 3,670,506
Vertiv Group Corp., Term Loan B, (1-mo. CME
Term SOFR + 2.75%), 8.18%
,
 03/02/27 .. 2,376 2,370,510
25,118,358

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. LIBOR USD + 3.50%),
8.92%
,
 03/03/25 ................. USD 1,235 $ 1,186,259
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 1,067 1,094,407
Cable One, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.00%), 7.43%
,
 05/03/28 .. 350 347,224
Charter Communications Operating LLC, Term
Loan B1, (3-mo. CME Term SOFR + 1.75%),
7.12%
,
 04/30/25 ................. 1,367 1,367,540
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.93% - 9.13%
,
 08/21/26 ........... 2,007 1,946,307
CSC Holdings LLC, Term Loan
(1-mo. LIBOR USD + 2.25%),
7.70%, 07/17/25 ............... 503 487,123
(1-mo. LIBOR USD + 2.50%),
7.95%, 04/15/27 ............... 1,622 1,465,153
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.43%
,
 08/02/27 ...... 1,992 1,944,369
ECL Entertainment LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.14%
,
 09/03/30 ...... 533 531,444
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83%
,
 06/30/28 ..... 905 876,040
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.07%
,
 08/15/26
(e)
................ 1,012 1,004,540
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 3.00%),
8.43%
,
 04/01/28 ................. 670 470,989
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.63%
,
 05/11/29
(e)
...... 1,249 1,245,925
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.95%
,
 04/30/28 ................. 1,087 1,060,727
15,028,047
Oil, Gas & Consumable Fuels — 0.1%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 12/21/28 .. 3,826 3,786,234
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.92%
,
 09/19/29 .. 318 316,598
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.40%
,
 10/18/28 .. 2,314 2,313,964
Murphy Oil USA, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 1.75%), 7.18%
,
 01/31/28 ....... 765 766,347
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor and 0.50% Cap + 3.25%),
8.69%
,
 10/05/28 ................. 2,667 2,662,900
9,846,043
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 4.75%), 10.34%
,
 04/20/28 ...... USD 1,885 $ 1,939,790
Air Canada, Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75% Cap +
3.50%), 9.13%
,
 08/11/28 ............ 2,072 2,071,813
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 1,865 1,832,405
(3-mo. CME Term SOFR + 2.75%),
8.54%, 02/15/28 ............... 2,210 2,191,972
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 5.25%), 10.80%
,
 06/21/27 ...... 2,199 2,282,016
United AirLines, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.18%
,
 04/21/28 .......... 1,777 1,777,845
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor and 1.00% Cap
+ 3.00%), 8.42%
,
 12/11/26 .......... 1,263 1,235,033
13,330,874
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD + 3.75%),
9.24%
,
 10/01/26
(a)
................ 6,092 6,078,035
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
 05/04/25 ................. 1,219 1,194,279
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.42%
,
 02/28/28 ................ 884 882,433
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 5.25%), 10.67%
,
 02/01/27 ...... 1,001 811,520
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.16%
,
 08/01/27 ................. 1,976 1,936,052
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 05/05/28 ....... 2,370 2,367,971
Organon & Co., Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
3.00%), 8.44%
,
 06/02/28 ........... 1,604 1,599,629
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.67%
,
 04/20/29 .......... 947 942,164
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.00%), 8.49%
,
 11/18/27
(e)
. 1,202 1,185,482
10,919,530
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.75%), 8.18%
,
 02/04/28 ........... 1,724 1,721,042
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.57%
,
 08/30/30 ..... 440 441,100
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.93%
,
 06/02/28 ....... 4,307 3,971,802

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/06/26 ................. USD 4,077 $ 4,068,057
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.32%
,
 01/18/29 ................. 1,475 1,470,121
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap + 4.25%),
9.74%
,
 06/22/29 ................. 648 638,669
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 4.25%), 9.74%
,
 06/22/29 .......... 1,403 1,383,783
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.17%
,
 04/28/28 ........... 949 944,700
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.75%), 10.07%
,
 04/29/29 . 1,665 1,584,222
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
0.00%), 0.00% - 7.42%
,
 05/28/28 ...... 639 638,633
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.17%
,
 11/16/26 .. 1,126 1,124,453
Trans Union LLC, Term Loan B6, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.25%), 7.68%
,
 12/01/28 .......... 1,885 1,882,429
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.67%
,
 02/28/27 ..... 2,025 2,014,453
21,883,464
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.18%, 08/21/25 ............... 139 138,371
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 01/31/30 1,321 1,296,772
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.32%, 01/31/30 ......... 963 953,370
2,388,513
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B
(o)
 09/17/29 ...................... 310 309,490
 09/17/29 ...................... 1,421 1,418,716
Synaptics, Inc., Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50% Cap +
2.25%), 7.91%
,
 12/02/28 ........... 719 713,913
2,442,119
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.89%
,
 09/18/26 .. 1,064 1,066,071
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 6.75%), 12.14%
,
 09/17/27 . 715 716,044
Barracuda Parent LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.50%), 9.87%
,
 08/15/29 .. 898 887,532
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 9.18%
,
 10/02/25 .. 1,063 1,061,493
Security
Par (000)
Par (000) Value
Software (continued)
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.25%), 7.68%
,
 09/21/28 .. USD 2,014 $ 2,007,114
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.64%
,
 07/06/29 ....... 2,367 2,365,508
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor
and 0.50% Cap + 4.50%), 9.99%
,
 03/30/29 5,487 5,268,375
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.75%), 9.17%
,
 10/08/28
(e)
...... 543 532,057
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 6.00%), 11.42%
,
 10/08/29 ...... 1,397 1,320,165
Delta Topco, Inc., 2nd Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor and 0.75%
Cap + 7.25%), 12.57%
,
 12/01/28
(e)
..... 394 376,270
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 2.00%), 7.42%
,
 09/12/29 .......... 1,480 1,473,928
Genesys Cloud Services Holdings I LLC,
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor and 0.75% Cap + 4.00%),
9.43%
,
 12/01/27 ................. 3,026 3,025,517
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.74%
,
 07/18/30 ................. 1,104 1,097,652
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.18%
,
 10/27/28 ..... 2,846 2,833,311
Instructure Holdings, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 2.75%), 8.68%
,
 10/30/28 ....... 1,034 1,030,687
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 5.00%), 10.63%
,
 07/27/28 . 1,193 884,409
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 8.25%), 13.88%
,
 07/27/29 . 2,926 1,345,730
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.16%
,
 03/01/29 .......... 2,401 2,342,178
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 4.25%), 9.57%
,
 05/03/28 ....... 6,067 5,861,615
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29 ................ 2,119 1,872,352
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.25%), 8.68%
,
 08/31/28 ....... 4,403 4,361,742
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor and 0.50%
Cap + 3.00%), 8.43%
,
 04/24/28 ....... 4,829 4,769,113
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.37%
,
 08/01/25 ................. 1,428 1,425,072
Sophia LP, 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.50%), 8.82%
,
 10/07/27 .......... 2,307 2,299,841
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. 793 792,007

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.18%
,
 04/16/25 ................. USD 754 $ 753,386
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.76%, 05/04/26 662 659,693
(3-mo. CME Term SOFR + 3.75%),
9.22%, 05/04/26 ............... 1,130 1,127,472
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 5.25%), 10.76%
,
 05/03/27 ......... 1,433 1,429,847
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 9.09%
,
 07/20/28 .. 288 285,559
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.17%
,
 02/28/30 ................. 386 385,600
55,657,340
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. CME Term SOFR + 4.00%),
9.43%, 02/07/25 ............... 1,217 1,195,678
(1-mo. LIBOR USD at 0.50% Floor and
0.50% Cap + 4.25%), 9.67%, 03/31/26 1,131 1,129,237
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap + 4.00%),
9.43%
,
 05/04/28 ................. 2,493 2,484,384
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.17%
,
 02/11/28 ................. 2,320 2,310,697
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.42%
,
 08/04/28 ................. 1,484 1,481,049
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.50%), 7.93%, 10/20/28 546 523,696
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.25%), 8.67%, 10/20/28 589 565,859
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.25%
,
 02/08/28
(e)
. 201 178,165
9,868,765
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. LIBOR
USD at 0.50% Floor + 3.00%), 8.42% -
8.54%
,
 02/20/29 ................. 851 852,257
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor and 0.50% Cap
+ 3.75%), 9.07%
,
 03/08/30
(e)
......... 510 498,950
1,351,207
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (6-mo.
CME Term SOFR + 2.50%), 7.69% -
7.92%
,
 07/27/28 ................. 3,514 3,503,522
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.92%, 06/02/28 677 669,595
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 3.50%), 8.93%, 06/02/28 3,348 3,310,660
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 7.50%), 13.17%
,
 05/30/24
(e)
..... 856 846,684
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Floor and 1.00%
Cap + 3.50%), 9.17%
,
 08/28/24
(e)
...... USD 2,018 $ 1,291,267
9,621,728
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 2.75%), 8.18%, 09/22/28 1,073 1,064,773
(1-mo. CME Term SOFR at 0.50% Floor and
0.50% Cap + 4.00%), 9.32%, 09/22/28 933 931,740
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor and 0.75% Cap
+ 6.25%), 11.67%
,
 12/15/26
(e)
........ 1,265 1,252,480
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.64%
,
 03/17/30 ................. 700 677,902
3,926,895
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/28/24 ................. 905 812,229
Digicel International Work Fee, Term Loan,
01/01/38
(o)
..................... 39 35,109
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor and
0.75% Cap + 3.75%), 9.18%
,
 04/30/28 .. 708 705,800
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 7.17%
,
 04/11/25 .. 1,478 1,476,507
3,029,645
Total Floating Rate Loan Interests — 6.4%
(Cost: $756,008,318) ............................. 731,274,473
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(c)
..................... 1,417 1,351,804
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,201 1,101,149
3.75%, 01/15/31
(b)
................ 1,175 1,009,806
Empresa Nacional del Petroleo, 6.15%
,
05/10/33
(b)
..................... 1,515 1,446,992
3,557,947
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,847 3,684,945
8.88%, 01/13/33 ................. 2,184 2,127,707
5,812,652
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 504,869
France — 0.1%
Electricite de France SA
(a)(j)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(c)
..................... 900 926,167
(12-Year EUR Swap Annual + 3.79%),
5.38%
(c)
..................... 1,200 1,234,151
(13-Year GBP Swap Semi + 4.23%),
6.00%
(c)
..................... GBP 200 225,108
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(c)
............... EUR 600 551,155

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EUR Swap Annual + 3.20%),
3.00%
(c)
..................... EUR 1,000 $ 894,121
(5-Year EUR Swap Annual + 3.97%),
3.38%
(c)
..................... 3,000 2,441,854
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(b)
..................... USD 500 520,868
6,793,424
Hungary — 0.0%
Magyar Export-Import Bank Zrt., 6.13%
,
12/04/27
(b)
..................... 2,633 2,586,528
Indonesia — 0.0%
Pertamina Persero PT, 3.10%
,
08/27/30
(c)
.. 2,816 2,342,518
Ireland — 0.1%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(j)
.................... EUR 6,679 6,725,958
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,900 2,858,711
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(j)
.................... EUR 5,653 5,672,495
(5-Year EUR Swap Annual + 2.15%),
1.88%, 11/19/29
(c)
.............. 726 730,229
15,987,393
Italy — 0.0%
(c)
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24 ................. 694 713,642
(3-mo. EURIBOR + 3.21%), 6.75%,
03/02/26
(a)
................... 2,106 2,207,086
Poste Italiane SpA, (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a)(j)
....... 1,275 1,037,804
3,958,532
Mexico — 0.2%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,111 1,101,690
4.69%, 05/15/29
(b)
................ 1,647 1,474,065
Petroleos Mexicanos
3.75%, 02/21/24
(c)
................ EUR 1,400 1,457,015
6.88%, 08/04/26 ................. USD 3,650 3,343,181
8.75%, 06/02/29 ................. 1,547 1,364,593
5.95%, 01/28/31 ................. 5,561 3,959,432
6.70%, 02/16/32 ................. 3,974 2,942,747
6.75%, 09/21/47 ................. 667 390,612
16,033,335
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(c)
............ 3,271 2,573,950
Panama — 0.1%
(b)
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 ................. 2,704 2,097,223
5.13%, 08/11/61 ................. 1,725 1,257,818
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25 .............. 1,412 1,305,111
4,660,152
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... 1,696 1,594,240
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... USD 330 $ 327,429
Total Foreign Agency Obligations — 0.6%
(Cost: $75,930,883) .............................. 68,084,773
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,447,630
5.45%, 09/16/32 ................. 1,150 998,453
7.50%, 09/20/47 ................. 1,474 1,303,325
3,749,408
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 4,211 2,860,195
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 2,034 1,942,368
3.88%, 03/22/26 ................. EUR 436 443,800
3.88%, 04/25/27 ................. USD 2,562 2,327,295
3.25%, 04/22/32 ................. 1,997 1,433,007
8.00%, 04/20/33 ................. 3,283 3,243,506
4.13%, 05/15/51 ................. 1,110 616,050
10,006,026
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%
,
04/03/34
(c)
.. 1,308 1,270,316
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 1,828 1,766,652
5.50%, 02/22/29
(c)
................ 1,425 1,303,091
5.50%, 02/22/29
(b)
................ 1,410 1,289,375
7.05%, 02/03/31
(b)
................ 1,510 1,456,501
4.88%, 09/23/32
(b)
................ 1,268 1,029,223
5.30%, 01/21/41
(c)
................ 1,898 1,392,638
8,237,480
Egypt — 0.0%
Arab Republic of Egypt, 6.38%
,
04/11/31
(b)
.. EUR 1,052 617,987
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
................ USD 1,020 938,461
5.25%, 08/10/29
(b)
................ 1,535 1,412,292
7.05%, 10/04/32
(b)
................ 2,470 2,478,645
3.70%, 10/07/33
(c)
................ 1,915 1,465,473
6.60%, 06/13/36
(b)
................ 1,270 1,219,200
4.65%, 10/07/41
(b)
................ 2,213 1,628,834
9,142,905
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 576,555
5.25%, 06/16/29
(b)
................ 3,711 3,541,556
4,118,111
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,103 1,062,311
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,468,256
2,530,567
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(c)
6.38%, 03/03/28 ................. 4,130 3,854,942

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
5.88%, 10/17/31 ................. EUR 882 $ 768,898
4,623,840
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. USD 1,400 1,294,622
4.50%, 04/22/29 ................. 2,587 2,407,902
6.35%, 02/09/35 ................. 770 751,820
4.75%, 03/08/44 ................. 2,402 1,835,368
6.34%, 05/04/53 ................. 2,125 1,928,438
8,218,150
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,325 1,135,035
5.95%, 03/08/28
(b)
................ 812 798,659
1,933,694
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,382,553
7.63%, 11/28/47
(c)
................ 1,611 1,066,788
2,449,341
Oman — 0.1%
(c)
Oman Government Bond, 6.50%
,
03/08/47 . 4,178 3,722,807
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 1,365 1,344,047
5,066,854
Panama — 0.1%
Republic of Panama
3.16%, 01/23/30 ................. 1,678 1,406,399
2.25%, 09/29/32 ................. 2,723 1,964,018
3.30%, 01/19/33 ................. 1,360 1,059,372
4.50%, 05/15/47 ................. 2,537 1,782,877
6.85%, 03/28/54 ................. 2,670 2,478,187
8,690,853
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................. 1,088 1,057,177
5.60%, 03/13/48 ................. 831 672,013
1,729,190
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,151,564
2.78%, 01/23/31 ................. 1,703 1,391,504
3.00%, 01/15/34 ................. 3,334 2,558,712
6,101,780
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,087,938
2.95%, 05/05/45 ................. 1,619 1,031,740
2,119,678
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 ................. 1,910 1,911,833
4.25%, 02/14/43
(c)
................ EUR 1,002 978,514
5.50%, 04/04/53 ................. USD 1,241 1,120,102
4,010,449
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 1,530 1,485,722
2.88%, 03/11/29
(c)
................ EUR 3,100 2,864,218
Security
Par (000)
Par (000) Value
Romania (continued)
2.50%, 02/08/30
(c)
................ EUR 2,698 $ 2,331,887
2.12%, 07/16/31
(c)
................ 2,704 2,114,028
7.63%, 01/17/53
(b)
................ USD 552 562,433
9,358,288
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,542,745
3.25%, 11/17/51
(c)
................ 3,975 2,430,911
5.00%, 01/18/53
(b)
................ 3,324 2,754,832
6,728,488
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 1,866 1,597,651
5.88%, 04/20/32 ................. 2,049 1,739,703
5.00%, 10/12/46 ................. 5,156 3,180,066
6,517,420
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 1,185 1,169,595
Ukraine — 0.0%
Ukraine Government Bond
(f)(k)
8.99%, 02/01/26
(c)
................ 1,689 534,568
7.25%, 03/15/35
(b)
................ 1,548 404,802
939,370
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 2,705 2,760,361
Total Foreign Government Obligations — 1.0%
(Cost: $127,985,747) ............................. 114,950,346
Shares
Shares
Investment Companies
(p)
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(q)
.................... 780,943 79,671,805
iShares MBS ETF .................. 3,964,178 352,019,006
Total Investment Companies — 3.8%
(Cost: $456,220,865) ............................. 431,690,811
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.33%, 11/25/35 1,233 1,021,193
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.67%), 5.99%, 11/25/35 .......... 470 453,040
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.27% Floor and 11.00% Cap +
0.65%), 5.97%, 11/25/35 .......... 312 305,411
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 6.27%, 06/25/35
(a)
... 377 325,088
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 11.00% Cap + 0.73%),
6.05%, 08/25/35
(a)
.............. 917 798,585
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR + 0.63%), 5.95%, 12/25/35
(a)
166 144,270

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-63, Class 3A3, 3.84%,
11/25/35
(a)
................... USD 1,630 $ 1,413,135
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 34 30,792
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 45 37,978
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 5.63%, 02/25/36
(a)
........ 3,423 3,055,140
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 621 349,891
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 981 463,935
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 448 198,527
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 683 276,353
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,653 1,111,412
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,709 894,010
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 770 419,082
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 125,986
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD + 1.50%), 6.94%, 11/20/46
(a)
... 2,994 2,218,298
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,194 506,379
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Cap +
1.73%), 6.36%, 11/25/46
(a)
........ 4,735 3,598,014
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR + 0.49%), 5.81%, 11/25/46
(a)
2,208 1,933,312
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 5.48%,
11/25/46
(a)
................... 6,364 5,226,295
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR + 0.49%), 5.81%, 10/25/46
(a)
270 240,717
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR + 0.53%), 5.86%, 05/20/46
(a)
1,193 988,271
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR + 0.53%), 5.85%, 05/25/36
(a)
6,167 5,203,265
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.81%, 07/25/46
(a)
.............. 8,183 6,869,511
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,729 757,106
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 384 174,850
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 232 136,758
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 213 117,769
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,147 575,056
Series 2007-19, Class 1A8, 6.00%, 08/25/37 558 279,788
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,042 1,397,958
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 450 223,423
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,145 1,415,366
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 540 242,951
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR + 0.36%), 5.68%, 06/25/37
(a)
5,161 4,061,386
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 USD 1,533 $ 574,158
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.01%, 11/25/47
(a)
........ 1,316 1,053,918
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR + 0.39%), 5.71%, 04/25/47
(a)
7,903 6,862,352
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR + 0.45%), 5.77%, 05/25/47
(a)
3,030 2,545,725
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR + 0.47%), 5.79%, 06/25/47
(a)
6,737 4,955,979
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 971 547,046
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 5.60%, 10/25/46 .... 8,013 6,551,305
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 5.57%,
10/25/46 .................... 4,408 2,967,989
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 521 428,451
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 273 225,208
Series 2006-D, Class 6A1, 3.45%, 05/20/36 254 203,161
Series 2007-D, Class 1A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.86%, 06/20/47 ............... 966 747,936
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. CME Term SOFR at
0.45% Floor + 0.79%), 6.11%, 09/25/37
(a)(b)
694 625,478
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.22%
Floor and 11.50% Cap + 0.55%), 5.87%,
04/25/36
(a)
..................... 3,629 3,144,472
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 607 368,288
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 651 450,946
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.17% Floor and 10.50%
Cap + 0.45%), 5.77%, 03/25/37 ..... 954 870,458
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.57%, 03/25/37 ..... 1,470 1,229,765
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.20% Floor and 10.50%
Cap + 0.51%), 5.83%, 09/25/47 ..... 1,654 1,471,878
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 10.50% Cap + 0.38%),
5.70%, 04/25/35
(a)
.............. 742 667,467
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR + 0.71%), 6.03%, 05/25/35
(a)
.. 2,370 1,860,387
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 5.59%,
04/25/46
(a)
................... 2,560 775,407
Series 2007-21, Class 1A1, 6.25%, 02/25/38 138 67,234
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 618 220,210
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 944 336,263
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,172 7,503,052

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-3, Class A1, 5.00%, 05/25/67 USD 8,579 $ 8,299,447
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 59 51,042
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a)(b)
........ 4,007 3,772,521
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 .................... 298 243,885
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.93%, 09/27/37
(a)
.............. 4,225 3,405,790
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
................... 1,480 1,397,935
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, (1-mo.
CME Term SOFR at 0.19% Floor + 0.49%),
5.81%, 08/25/47
(a)
................ 10,250 8,067,440
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,033 1,583,279
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.01%,
02/25/37
(a)
..................... 879 518,301
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
............... 14,371 13,358,821
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.53%, 05/25/35
(a)
..... 19 15,461
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.29% Floor + 0.28%),
5.60%, 02/25/36 ............... 2,027 1,715,071
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 10.50% Cap +
2.00%), 6.63%, 03/25/36 ......... 952 824,228
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.93%, 10/25/35
(a)
1,174 1,014,026
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 559 388,247
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,223 691,777
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.88%,
08/25/37 .................... 93 67,874
Series 2007-AR15, Class 2A1, 3.34%,
08/25/37 .................... 481 355,207
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 4.94%,
12/25/35 .................... 299 270,946
Series 2006-1, Class 2A1, 4.53%, 02/25/36 252 242,904
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(a)(b)(d)
.............. 12,954 12,097,260
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,194,809
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(a)(b)(d)
.. 4,941 4,858,819
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 16,500 14,551,922
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 291 244,023
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 140 111,383
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.55%), 7.87%,
10/25/39
(a)(b)
.................... 4,993 4,997,494
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. USD 308 $ 108,244
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 32 23,952
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(a)(b)(d)
.. 15,039 13,932,753
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.20%,
04/25/47
(a)
..................... 184 85,327
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor and 10.50%
Cap + 0.57%), 5.89%, 02/25/36 ..... 452 378,575
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50%
Cap + 0.49%), 5.81%, 06/25/36 ..... 7,009 5,843,945
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50%
Cap + 0.49%), 5.81%, 07/25/46 ..... 8,775 6,055,233
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.29%),
5.79%, 09/25/47 ............... 1,657 1,469,422
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b)(d)
............ 10,479 9,429,338
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,564,506
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.38%, 06/25/47 ......... 5,016 3,971,576
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 5.44%,
07/25/47 .................... 2,753 2,157,006
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-8, Class A5, 4.16%, 10/25/36
(d)
1,030 359,651
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 5.61%,
06/25/46 .................... 3,079 2,094,051
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.48%, 10/25/46 ......... 4,402 3,592,786
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.35%, 12/25/46 ......... 3,944 3,115,955
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.47%, 05/25/47 ......... 2,243 1,826,625
238,193,691
Commercial Mortgage-Backed Securities — 3.7%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
1.48% Floor + 2.17%), 7.75%, 09/15/34
(a)(b)
10,568 9,114,903
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.61%, 04/15/35
(a)(b)
.... 3,467 3,333,048

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58%, 12/15/36
(a)(b)
.... USD 4,512 $ 4,063,489
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ............... 3,225 3,009,655
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ............... 3,965 3,580,428
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR + 1.75%), 7.33%, 09/15/34 11,982 11,877,387
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.47% Floor and 10.11% Cap +
0.58%), 5.90%, 08/25/35 ......... 2,315 2,103,673
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor and 10.80% Cap +
0.59%), 5.75%, 11/25/35 .......... 563 508,666
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.22% Floor + 0.44%), 5.76%,
03/25/37 .................... 1,872 1,675,990
Series 2007-3, Class A2, (1-mo. CME Term
SOFR + 0.55%), 5.87%, 07/25/37 ... 2,923 2,568,899
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.93%, 12/25/37 ............... 1,691 1,430,421
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a)(b)
......... 1,750 1,130,498
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 2,672 2,316,677
BDS LLC, Series 2022-FL12, Class A, (1-
mo. CME Term SOFR + 2.14%), 7.46%,
08/19/38
(a)(b)
.................... 2,860 2,845,700
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(a)(b)
............... 2,433 827,896
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.05%, 09/15/38
(a)(b)
............... 4,495 4,180,030
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,253,324
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,764,434
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.41% Floor + 2.41%), 7.75%,
10/15/36 .................... 6,375 6,270,094
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 8.10%,
10/15/36 .................... 5,100 4,995,758
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR + 1.02%), 6.36%, 02/15/33 12,383 12,062,779
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR + 2.26%), 7.60%, 02/15/33 7,261 7,125,650
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR + 4.36%), 9.70%, 02/15/33 4,795 4,694,403
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38 ............... 8,290 7,898,851
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR + 2.92%), 8.25%, 05/15/38 11,583 10,884,950
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 .................... 7,037 6,697,286
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR + 3.89%), 9.22%, 06/15/27 USD 3,670 $ 3,667,696
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR + 3.26%), 8.59%, 10/15/36 1,121 1,047,948
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ............... 1,765 1,625,530
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ............... 5,638 5,193,260
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR + 2.36%), 7.70%, 01/15/34 4,232 4,085,663
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR + 3.11%), 8.45%, 01/15/34 6,547 6,320,361
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR + 3.71%), 9.05%, 06/15/36 7,366 6,612,119
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR + 2.17%), 7.50%, 08/15/39 14,750 14,777,730
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR + 4.06%), 9.39%, 08/15/43 5,000 4,999,999
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR + 0.85%), 6.18%, 01/15/39 2,180 2,133,504
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR + 2.69%), 8.02%, 05/15/38 8,500 8,510,644
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 6,800 4,919,045
Series 2017-CC, Class E, 3.67%, 08/13/37 10,985 7,253,109
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,239,308
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class C, 5.00%, 05/10/58
(a)
... 3,330 2,946,430
Citigroup Commercial Mortgage Trust
(a)
Series 2014-GC19, Class C, 5.25%,
03/11/47 .................... 2,278 2,193,198
Series 2016-C1, Class C, 5.11%, 05/10/49 2,870 2,548,016
Series 2016-GC37, Class C, 5.08%,
04/10/49 .................... 2,640 2,290,088
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR + 4.44%), 9.77%, 08/15/36
(a)(b)
... 8,900 8,871,220
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
................... 2,245 1,716,729
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,863,936
Series 2015-LC19, Class C, 4.35%,
02/10/48 .................... 3,013 2,649,650
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... 3,200 2,458,433
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. CME
Term SOFR + 4.98%), 10.31%, 10/15/37 3,644 3,296,817
Series 2021-980M, Class E, 3.65%,
07/15/31 .................... 1,450 1,196,322
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR + 3.61%), 8.95%, 11/15/38 1,338 1,311,139
Series 2022-LION,  8.80%, 02/15/27
(e)
... 8,800 7,906,829
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR + 3.14%), 8.48%, 09/09/24 9,400 9,470,043
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 9,073 6,673,010
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 1,910 1,328,634

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR + 2.36%), 7.70%, 07/15/38 USD 2,852 $ 2,805,858
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR + 2.96%), 8.30%, 07/15/38 6,245 6,119,269
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 .................... 1,500 1,351,717
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a)
................... 8,600 8,295,320
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.55%,
07/10/48 .................... 1,075 962,900
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR + 2.69%), 8.02%, 11/15/27
(b)
5,070 5,051,844
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,734,588
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,697,679
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ............... 3,330 3,029,068
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ............... 1,177 1,063,381
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR +
2.25%), 7.58%, 10/15/39
(a)(b)
......... 12,200 12,169,693
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.95%,
09/06/38 .................... 4,787 4,022,963
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR + 3.54%), 8.87%, 04/15/37 ... 10,358 8,969,325
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR + 2.18%), 7.51%, 09/15/39 5,730 5,740,707
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,909 1,896,014
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.20%, 10/15/38
(a)(b)
............... 920 883,965
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 3,305 2,415,590
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR + 4.11%), 9.45%, 11/15/38 13,734 13,040,327
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR + 5.36%), 10.70%, 11/15/38 9,868 9,325,250
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.25% Floor + 4.22%),
9.55%, 12/15/34
(a)(b)
............... 3,940 3,662,277
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR +
4.06%), 9.40%, 07/15/38
(a)(b)
......... 1,277 1,206,753
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 2,880 2,268,065
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,375,574
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR + 2.91%), 8.24%, 07/15/35
(b)
3,060 2,944,447
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR +
5.29%), 10.63%, 03/15/39
(a)(b)
........ 6,622 6,095,064
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 8,300 4,880,769
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR + 2.27%), 7.61%, 08/19/35
(a)(b)
18,590 18,566,762
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
+ 4.46%), 9.80%, 07/15/38
(a)(b)
........ USD 1,400 $ 1,067,198
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1-mo. CME
Term SOFR + 2.19%), 7.52%, 05/15/37
(a)(b)
4,250 4,167,372
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 5,884 4,290,686
Series 2023-3, Class M2, 8.27%, 08/25/53 1,240 1,224,040
Series 2023-3, Class M3, 9.32%, 08/25/53 1,240 1,226,673
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.65%,
09/15/57
(a)
................... 1,600 1,483,155
Series 2016-C37, Class C, 4.64%,
12/15/49
(a)
................... 2,803 2,374,456
Series 2016-LC25, Class C, 4.49%,
12/15/59
(a)
................... 8,320 6,942,831
Series 2016-NXS5, Class B, 5.11%,
01/15/59
(a)
................... 1,875 1,670,089
Series 2018-C45, Class C, 4.73%, 06/15/51 515 426,175
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR + 2.79%), 8.12%, 11/15/27
(a)(b)
... 8,005 8,004,934
424,774,077
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.06%,
08/10/35 .................... 71,096 1,851,816
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 .................... 35,000 253,470
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/23
(b)
..................... 375,000 10,987
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.84%,
09/10/47
(b)
................... 12,675 87,327
Series 2015-CR25, Class XA, 0.94%,
08/10/48 .................... 11,525 134,652
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.94%,
09/15/47 ...................... 5,438 22,003
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 765,655
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.96%, 03/10/50
(b)
.... 33,566 571,351
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C15, Class XB, 0.45%,
04/15/47 .................... 80,982 1,110
Series 2015-C26, Class XD, 1.45%,
10/15/48 .................... 12,675 297,886
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
.... 13,600 457,128
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 .................... 40,610 300,031
Series 2017-75B, Class XB, 0.11%,
04/10/37 .................... 27,000 51,597
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 11,784 343,312
Series 2016-LC25, Class XA, 0.98%,
12/15/59 .................... 18,544 388,967

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.74%,
05/15/47 .................... USD 57,079 $ 166,715
Series 2014-LC14, Class XA, 1.39%,
03/15/47 .................... 18,845 1,685
5,705,692
Total Non-Agency Mortgage-Backed Securities — 5.8%
(Cost: $723,854,230) ............................. 668,673,460
Preferred Securities
Capital Trusts — 1.3%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 4,800 4,795,178
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 15 12,006
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,160,667
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... 12,250 9,062,226
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,654,209
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 1,614 1,383,544
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 15,530 11,396,521
29,464,351
Capital Markets — 0.3%
(a)(j)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 21,025 18,853,513
Charles Schwab Corp. (The)
Series I, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ...................... 2,218 1,852,489
Series H, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ...................... 12,456 8,788,592
29,494,594
Consumer Finance — 0.2%
(a)(j)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 13,375 9,178,463
Capital One Financial Corp., Series M, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ..... 6,300 4,728,724
Discover Financial Services, Series C, (3-mo.
CME Term SOFR + 3.34%), 5.50% ..... 20,150 14,631,405
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 1,220 1,042,622
29,581,214
Electric Utilities — 0.1%
(a)(j)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 15,783 13,924,028
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... USD 1,870 $ 1,598,243
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 2,634 2,579,751
18,102,022
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(j)
..................... 1,923 1,754,737
Insurance — 0.1%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(j)
................ 9,275 8,580,184
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a)(j)
......... 10,005 8,638,436
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP
(a)(j)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 3,522 3,236,190
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 29,150 25,132,284
28,368,474
Total Capital Trusts — 1.3%
(Cost: $184,274,071) ............................. 153,984,012
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ........ 2,711,136 7,685,925
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 540,454 21,772,984
Total Preferred Stocks — 0.3%
(Cost: $24,653,188) .............................. 29,458,909
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 7.21%, 12/21/65
(a)(b)
..... 16,872,000 12,325,366
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (3-mo. LIBOR USD at
14.50% Cap + 1.80%), 7.46%, 12/21/65
(a)(b)
11,944,000 8,978,585
Total Trust Preferreds — 0.2%
(Cost: $27,894,930) .............................. 21,303,951
Total Preferred Securities — 1.8%
(Cost: $236,822,189) ............................. 204,746,872

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.79%, 04/25/28
(a)(b)
............... USD 4,627 $ 3,802,328
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,512,185) .............................. 3,802,328
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 31,731
Total Warrants — 0.0%
(Cost: $—) .................................... 31,731
Total Long-Term Investments — 97.5%
(Cost: $11,663,597,943) ........................... 11,159,137,802
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.0%
(p)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.23% ................... 369,743,080 $ 369,743,080
SL Liquidity Series, LLC, Money Market Series,
5.52%
(s)
....................... 80,278,132 80,302,216
Total Money Market Funds — 4.0%
(Cost: $450,004,289) ............................. 450,045,296
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34%, 11/14/23
(t)
..... USD 2,090 2,076,803
Total U.S. Treasury Obligations — 0.0%
(Cost: $2,076,582) .............................. 2,076,803
Total Short-Term Securities — 4.0%
(Cost: $452,080,871) ............................. 452,122,099
Total Options Purchased — 0.1%
( Cost: $6,297,279 ) .............................. 16,388,661
Total Investments Before Options Written — 101.6%
(Cost: $12,121,976,093 ) ........................... 11,627,648,562
Total Options Written — (0.0)%
(Premium Received — $(2,523,449)) .................. (2,190,243)
Total Investments Net of Options Written — 101.6%
(Cost: $12,119,452,644 ) ........................... 11,625,458,319
Liabilities in Excess of Other Assets — (1.6)% ............ (180,337,655)
Net Assets — 100.0% ..............................
$ 11,445,120,664
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,205,515, representing 0.06% of its net assets as of period end, and an original cost of $7,316,829.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
All or a portion of this security is on loan.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(t)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 518,724,542 $ — $ (148,981,462)
(a)
$ — $ — $ 369,743,080 369,743,080 $ 2,448,465 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 39,735,483 38,177,238
(a)
— 2,377,887 11,608 80,302,216 80,278,132 99,572
(b)
—
iShares Core Dividend Growth
ETF
(c)
................ 98,838,363 — (97,983,925) 16,368,442 (17,222,880) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... 38,971,137 — (38,862,611) (2,543,887) 2,435,361 — — 184,701 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 165,612,087 — (80,232,151) (1,094,712) (4,613,419) 79,671,805 780,943 862,040 —
iShares MBS ETF .......... 368,351,420 — — — (16,332,414) 352,019,006 3,964,178 — —
$ 15,107,730 $ (35,721,744) $ 881,736,107 $ 3,594,778 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 236 12/15/23 $ 11,275 $ (412,877)
U.S. Treasury 10-Year Note ................................................... 13,550 12/19/23 1,463,612 (27,296,931)
U.S. Treasury 10-Year Ultra Note ............................................... 5,483 12/19/23 611,526 (17,614,718)
U.S. Treasury 5-Year Note .................................................... 15,556 12/29/23 1,638,484 (13,408,871)
(58,733,397)
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 12/15/23 51,602 993,346
S&P 500 E-Mini Index ....................................................... 705 12/15/23 152,474 2,512,243
GBP Currency ............................................................ 4,181 12/18/23 319,063 4,771,118
JPY Currency ............................................................ 535 12/18/23 45,325 580,112
U.S. Treasury 10-Year Note ................................................... 153 12/19/23 16,526 312,916
U.S. Treasury Long Bond ..................................................... 61 12/19/23 6,944 373,519
U.S. Treasury Ultra Bond ..................................................... 17 12/19/23 2,021 150,638
9,693,892
$ (49,039,505)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 228,000 USD 167,188 Barclays Bank plc 10/16/23 $ 706
CAD 2,946,000 USD 2,168,899 Westpac Banking Corp. 10/16/23 472
NZD 213,000 USD 126,178 UBS AG 10/16/23 1,484
USD 2,224,916 AED 8,169,000 Bank of America NA 10/16/23 718
USD 541,120 AED 1,987,000 UBS AG 10/16/23 113
USD 2,774,106 AUD 4,309,000 Bank of America NA 10/16/23 2,319
USD 623,183 AUD 903,000 Bank of New York Mellon 10/16/23 42,324
USD 906,713 AUD 1,397,000 Westpac Banking Corp. 10/16/23 8,086
USD 4,696,476 CAD 6,298,000 Bank of New York Mellon 10/16/23 58,763
USD 2,551,195 CAD 3,421,000 Barclays Bank plc 10/16/23 32,044
USD 1,068,152 CAD 1,435,000 Deutsche Bank AG 10/16/23 11,449
USD 766,028 CHF 680,000 Barclays Bank plc 10/16/23 22,105
USD 2,190,361 CHF 1,882,000 UBS AG 10/16/23 131,446
USD 200,254 EUR 187,000 Bank of America NA 10/16/23 2,441
USD 5,802,344 EUR 5,391,000 Bank of New York Mellon 10/16/23 99,623
USD 376,591 EUR 344,000 Barclays Bank plc 10/16/23 12,700
USD 1,421,041 EUR 1,285,000 Deutsche Bank AG 10/16/23 61,739
USD 324,293 EUR 292,000 UBS AG 10/16/23 15,409
USD 842,419 EUR 785,000 Westpac Banking Corp. 10/16/23 12,028
USD 9,665,163 GBP 7,439,000 Bank of New York Mellon 10/16/23 588,118
USD 542,850 GBP 423,000 Deutsche Bank AG 10/16/23 26,706
USD 744,203 HKD 5,824,000 Bank of America NA 10/16/23 276
USD 646,843 HKD 5,061,000 Bank of New York Mellon 10/16/23 377
USD 599,931 HKD 4,686,000 UBS AG 10/16/23 1,366
USD 498,205 JPY 73,235,000 Bank of New York Mellon 10/16/23 7,043
USD 49,252 JPY 7,220,000 UBS AG 10/16/23 830
USD 368,366 KRW 488,140,000 Bank of America NA 10/16/23 7,229
USD 146,266 CHF 130,000 Natwest Markets plc 10/17/23 4,030
USD 569,401 EUR 530,000 BNP Paribas SA 10/17/23 8,731
USD 246,979 EUR 230,000 Citibank NA 10/17/23 3,669
USD 117,326,485 EUR 109,330,000 Deutsche Bank AG 10/17/23 1,669,748
USD 305,030,377 EUR 284,290,000 Natwest Markets plc 10/17/23 4,289,009
USD 2,079,199 EUR 1,940,000 UBS AG 10/17/23 26,935
USD 91,966,965 GBP 73,700,000 Goldman Sachs International 10/17/23 2,037,856
USD 499,474 GBP 400,000 Nomura International plc 10/17/23 11,392

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,481,082 EUR 1,373,438 BNP Paribas SA 12/14/23 $ 24,069
USD 11,622,635 EUR 10,788,120 JPMorgan Chase Bank NA 12/14/23 178,051
USD 4,369,590 EUR 4,078,585 BNP Paribas SA 12/20/23 41,129
USD 911,170 EUR 851,000 JPMorgan Chase Bank NA 12/20/23 8,033
USD 2,494,279 EUR 2,327,415 Toronto Dominion Bank 12/20/23 24,274
USD 1,484,718 GBP 1,199,000 Barclays Bank plc 12/20/23 20,985
USD 12,107,910 GBP 9,784,000 Canadian Imperial Bank of Commerce 12/20/23 163,654
9,659,479
AED 827,000 USD 225,230 Citibank NA 10/16/23 (60)
AUD 3,518,000 USD 2,344,853 Bank of New York Mellon 10/16/23 (81,880)
AUD 876,000 USD 564,346 Barclays Bank plc 10/16/23 (855)
AUD 11,044,000 USD 7,171,779 Deutsche Bank AG 10/16/23 (67,669)
AUD 2,824,000 USD 1,819,845 UBS AG 10/16/23 (3,292)
CAD 561,000 USD 422,999 Bank of New York Mellon 10/16/23 (9,892)
CAD 10,204,000 USD 7,747,922 Citibank NA 10/16/23 (233,916)
CAD 2,690,000 USD 1,995,750 UBS AG 10/16/23 (14,892)
CAD 323,000 USD 245,349 Westpac Banking Corp. 10/16/23 (7,499)
CHF 564,000 USD 634,649 Barclays Bank plc 10/16/23 (17,631)
CHF 145,000 USD 166,472 Deutsche Bank AG 10/16/23 (7,842)
EUR 737,000 USD 788,333 Bank of New York Mellon 10/16/23 (8,718)
EUR 188,000 USD 207,010 Barclays Bank plc 10/16/23 (8,139)
EUR 3,082,000 USD 3,327,085 UBS AG 10/16/23 (66,875)
GBP 97,000 USD 118,829 Bank of New York Mellon 10/16/23 (470)
GBP 308,000 USD 403,631 Barclays Bank plc 10/16/23 (27,811)
GBP 437,000 USD 558,020 Deutsche Bank AG 10/16/23 (24,794)
GBP 850,000 USD 1,065,515 UBS AG 10/16/23 (28,348)
HKD 3,718,000 USD 475,108 Bank of New York Mellon 10/16/23 (190)
HKD 4,357,000 USD 558,582 Barclays Bank plc 10/16/23 (2,042)
HKD 300,000 USD 38,372 UBS AG 10/16/23 (52)
JPY 731,689,000 USD 5,278,308 Bank of New York Mellon 10/16/23 (371,120)
JPY 264,509,000 USD 1,826,484 Barclays Bank plc 10/16/23 (52,513)
KRW 1,530,726,000 USD 1,182,247 Citibank NA 10/16/23 (49,780)
NZD 12,265,000 USD 7,730,151 Bank of New York Mellon 10/16/23 (379,120)
SGD 435,000 USD 328,426 Citibank NA 10/16/23 (10,026)
USD 6,764,495 AUD 10,532,000 Citibank NA 10/16/23 (10,268)
USD 243,916 CAD 333,000 Bank of New York Mellon 10/16/23 (1,298)
USD 441,547 NZD 746,000 Deutsche Bank AG 10/16/23 (5,568)
GBP 1,100,000 USD 1,372,600 UBS AG 10/17/23 (30,374)
EUR 978,527 USD 1,050,047 Standard Chartered Bank 12/14/23 (11,976)
(1,534,910)
$ 8,124,569
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out BNP Paribas SA 1,405 12/15/23 EUR 4,100.00 EUR 3,800.00 EUR 5,865 $ 50,108
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 122 11/17/23 EUR 4,100.00 EUR 5,093 $ 75,972

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Citibank NA 116,084 10/20/23 USD 4,425.00 USD 497,774 $ 16,262,581
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 122 11/17/23 EUR 3,900.00 EUR 5,093 $ (82,421)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Citibank NA 116,084 10/20/23 USD 4,125.00 USD 497,774 $ (2,107,822)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 41.V1 ................ 1.00 % Quarterly 12/20/28 USD 43,127 $ (528,572) $ (593,666) $ 65,094
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
eG Global Finance plc ...... 5.00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 507 $ 6,166 $ 3,987 $ 2,179
eG Global Finance plc ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 405 4,919 2,714 2,205
Intrum AB ............... 5.00 Quarterly Goldman Sachs International 06/20/28 EUR 678 133,030 140,802 (7,772)
Intrum AB ............... 5.00 Quarterly HSBC Bank plc 06/20/28 EUR 678 133,030 142,702 (9,672)
Picard Bondco SA ......... 5.00 Quarterly BNP Paribas SA 06/20/28 EUR 374 (4,282) 6,803 (11,085)
$ – $ – $ –
$ 272,863 $ 297,008 $ (24,145)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
thyssenkrupp AG ...... 1.00 % Quarterly Bank of America NA 12/20/23 BB EUR 710 $ 1,507 $ (2,841) $ 4,348
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 25,407 23,895 1,512
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 555 18,184 (13,272) 31,456
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 320 5,876 (9,142) 15,018
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 BB- EUR 244 4,476 7,055 (2,579)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 125 2,296 3,612 (1,316)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Jaguar Land Rover
Automotive plc ..... 5.00 % Quarterly
Credit Suisse
International 12/20/26 BB- EUR 237 $ 4,350 $ 7,253 $ (2,903)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 125 2,297 4,228 (1,931)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (7,713) (22,260) 14,547
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 8,904 12,315 (3,411)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,090 140,124 37,595 102,529
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 615 (15,808) (65,270) 49,462
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 529 (13,610) (70,072) 56,462
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 131 (3,355) (14,755) 11,400
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 227 (5,826) (18,756) 12,930
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 113 (2,913) (9,378) 6,465
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (55,044) (59,690) 4,646
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (33,086) (35,135) 2,049
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (92,999) (98,757) 5,758
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (26,985) (29,499) 2,514
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 (56,474) (60,696) 4,222
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (40,947) (43,963) 3,016
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 546 (14,242) (72,009) 57,767
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 22 (566) (3,064) 2,498
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 54 (2,526) (3,550) 1,024
United Group BV ...... 5.00 Quarterly Deutsche Bank AG 06/20/28 B EUR 109 (4,868) (9,934) 5,066
Bank of America Corp. .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 3,670 6,234 21,846 (15,612)
$ (157,307) $ (524,244) $ 366,937
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 1,517,367 $ (218,114)
(c)
$ 1,231,672 0.0%
Monthly
JPMorgan Chase
Bank NA
(d)
10/11/23 716,930 (39,524)
(e)
683,372 0.0
$ (257,638) $ 1,915,044

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d)
Range: 95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $67,581 of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $(5,966) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 320,971 $ 443,558 36.0%
Vietnam
Vietnam Dairy Products JSC .. 403,800 1,231,672 100.0
Total Reference Entity — Long ............ 1,675,230
Reference Entity — Short
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ (320,971) (443,558) (36.0)
Net Value of Reference Entity — HSBC Bank plc
$ 1,231,672
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA , as of period end, termination date October 11, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 23,119 681,225 99.7
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.3
Total Reference Entity — Long ............ 683,372
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ 683,372

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,613,763,605 $ 2,249,029 $ 1,616,012,634
Common Stocks
Aerospace & Defense .................................... 21,334,027 16,653,662 — 37,987,689
Air Freight & Logistics .................................... 13,908,121 1,697,539 — 15,605,660
Automobile Components .................................. 7,224,925 472,570 — 7,697,495
Automobiles .......................................... 7,779,370 12,725,500 — 20,504,870
Banks ............................................... 86,283,321 111,125,995 620 197,409,936
Beverages ........................................... 6,381,733 21,627,722 — 28,009,455
Biotechnology ......................................... 18,427,244 2,769,787 — 21,197,031
Broadline Retail ........................................ 10,465,008 19,108,257 — 29,573,265
Building Products ....................................... 19,502,196 5,467,095 — 24,969,291
Capital Markets ........................................ 39,335,320 4,063,577 — 43,398,897
Chemicals ............................................ 10,629,870 36,952,404 — 47,582,274
Commercial Services & Supplies ............................. 15,403,336 — — 15,403,336
Communications Equipment ................................ 12,770,389 7,967,412 — 20,737,801
Construction & Engineering ................................ 441,184 12,891,505 — 13,332,689
Construction Materials .................................... — 6,124,668 — 6,124,668
Consumer Finance ...................................... 23,888,596 4,191,185 — 28,079,781
Consumer Staples Distribution & Retail ........................ 29,669,354 7,932,856 12,482 37,614,692
Containers & Packaging .................................. 9,676,744 — — 9,676,744
Diversified REITs ....................................... 15,716,714 — — 15,716,714
Diversified Telecommunication Services ........................ 34,705,807 39,502,088 — 74,207,895
Electric Utilities ........................................ 131,020,040 15,701,034 — 146,721,074
Electrical Equipment ..................................... 4,582,358 4,126,316 — 8,708,674
Electronic Equipment, Instruments & Components ................. 15,199,073 24,083,480 — 39,282,553
Energy Equipment & Services .............................. 15,032,051 — — 15,032,051
Entertainment ......................................... — 713,825 — 713,825
Financial Services ...................................... 24,258,105 948,490 — 25,206,595
Food Products ......................................... 36,577,719 43,701,834 — 80,279,553
Gas Utilities ........................................... 158,528 7,747,188 — 7,905,716
Ground Transportation ................................... 40,176,532 1,920,071 — 42,096,603
Health Care Equipment & Supplies ........................... 49,948,588 19,999,628 — 69,948,216
Health Care Providers & Services ............................ 67,986,098 4,916,424 — 72,902,522
Health Care REITs ...................................... 60,157,416 — — 60,157,416
Hotels, Restaurants & Leisure .............................. 8,148,181 16,646,607 — 24,794,788
Household Durables ..................................... 15,375,101 14,564,627 — 29,939,728
Household Products ..................................... — 2,779,998 — 2,779,998

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ 2,394,749 $ 3,745,786 $ — $ 6,140,535
Industrial Conglomerates .................................. — 13,536,291 — 13,536,291
Industrial REITs ........................................ 24,921,369 27,439,664 — 52,361,033
Insurance ............................................ 40,766,660 62,349,482 — 103,116,142
Interactive Media & Services ............................... 4,870,214 2,023,479 — 6,893,693
IT Services ........................................... 38,886,949 26,213,758 — 65,100,707
Life Sciences Tools & Services .............................. 4,630,265 19,878,883 — 24,509,148
Machinery ............................................ 14,389,625 23,675,460 — 38,065,085
Marine Transportation .................................... — 1,672,682 — 1,672,682
Media ............................................... 13,373,755 2,315,821 473,008 16,162,584
Metals & Mining ........................................ 4,908,243 9,851,232 63 14,759,538
Multi-Utilities .......................................... 50,127,898 18,847,450 — 68,975,348
Office REITs .......................................... 28,828,574 — — 28,828,574
Oil, Gas & Consumable Fuels ............................... 89,777,687 76,563,946 43 166,341,676
Paper & Forest Products .................................. — 4,373,381 — 4,373,381
Passenger Airlines ...................................... 644,824 5,494,237 — 6,139,061
Personal Care Products .................................. 6,284,928 11,997,188 — 18,282,116
Pharmaceuticals ....................................... 4,938,991 118,316,937 — 123,255,928
Professional Services .................................... 51,622,130 24,831,698 — 76,453,828
Real Estate Management & Development ....................... 3,602,595 26,633,769 — 30,236,364
Residential REITs ....................................... 28,104,324 — — 28,104,324
Retail REITs .......................................... 10,160,998 11,858,587 — 22,019,585
Semiconductors & Semiconductor Equipment .................... 7,637,171 79,199,268 — 86,836,439
Software ............................................. 52,490,287 3,994,264 — 56,484,551
Specialized REITs ...................................... 80,276,628 — — 80,276,628
Specialty Retail ........................................ 8,126,957 4,131,525 — 12,258,482
Technology Hardware, Storage & Peripherals .................... 26,149,633 23,174,607 — 49,324,240
Textiles, Apparel & Luxury Goods ............................ 1,472,950 18,156,641 — 19,629,591
Tobacco ............................................. 18,526,739 11,497,889 — 30,024,628
Trading Companies & Distributors ............................ 929,579 18,567,841 — 19,497,420
Transportation Infrastructure ............................... 11,833,386 76,713,618 — 88,547,004
Water Utilities ......................................... — 3,606,940 — 3,606,940
Wireless Telecommunication Services ......................... 6,918,431 21,522,718 3 28,441,152
Corporate Bonds
Aerospace & Defense .................................... — 84,574,534 — 84,574,534
Air Freight & Logistics .................................... — 2,430,670 — 2,430,670
Automobile Components .................................. — 51,333,495 — 51,333,495
Automobiles .......................................... — 30,439,419 — 30,439,419
Banks ............................................... — 447,032,499 — 447,032,499
Beverages ........................................... — 6,408,207 — 6,408,207
Biotechnology ......................................... — 16,533,086 — 16,533,086
Broadline Retail ........................................ — 11,128,091 — 11,128,091
Building Products ....................................... — 18,102,502 — 18,102,502
Capital Markets ........................................ — 154,164,431 — 154,164,431
Chemicals ............................................ — 71,577,610 — 71,577,610
Commercial Services & Supplies ............................. — 81,600,879 — 81,600,879
Communications Equipment ................................ — 12,775,417 — 12,775,417
Construction & Engineering ................................ — 24,123,024 — 24,123,024
Construction Materials .................................... — 1,236,501 — 1,236,501
Consumer Finance ...................................... — 64,972,086 — 64,972,086
Consumer Staples Distribution & Retail ........................ — 22,568,638 — 22,568,638
Containers & Packaging .................................. — 76,469,544 — 76,469,544
Distributors ........................................... — 3,845,656 — 3,845,656
Diversified Consumer Services .............................. — 16,403,245 — 16,403,245
Diversified REITs ....................................... — 25,570,061 — 25,570,061
Diversified Telecommunication Services ........................ — 142,038,094 — 142,038,094
Electric Utilities ........................................ — 120,682,322 — 120,682,322
Electrical Equipment ..................................... — 11,464,424 — 11,464,424
Electronic Equipment, Instruments & Components ................. — 3,467,274 — 3,467,274
Energy Equipment & Services .............................. — 73,064,631 — 73,064,631
Entertainment ......................................... — 16,458,949 — 16,458,949
Financial Services ...................................... — 74,229,448 6,732,507 80,961,955
Food Products ......................................... — 22,367,238 — 22,367,238
Gas Utilities ........................................... — 8,372,292 — 8,372,292
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Ground Transportation ................................... $ — $ 37,811,119 $ — $ 37,811,119
Health Care Equipment & Supplies ........................... — 28,118,960 — 28,118,960
Health Care Providers & Services ............................ — 66,590,322 — 66,590,322
Health Care REITs ...................................... — 8,936,449 — 8,936,449
Health Care Technology .................................. — 2,219,014 — 2,219,014
Hotel & Resort REITs .................................... — 3,532,461 — 3,532,461
Hotels, Restaurants & Leisure .............................. — 151,825,004 — 151,825,004
Household Durables ..................................... — 15,447,728 — 15,447,728
Household Products ..................................... — 3,982,316 — 3,982,316
Independent Power and Renewable Electricity Producers ............ — 10,941,548 — 10,941,548
Industrial Conglomerates .................................. — 17,012,126 — 17,012,126
Industrial REITs ........................................ — 1,112,607 — 1,112,607
Insurance ............................................ — 103,968,372 — 103,968,372
Interactive Media & Services ............................... — 1,779,087 — 1,779,087
IT Services ........................................... — 40,672,128 — 40,672,128
Leisure Products ....................................... — 2,197,763 — 2,197,763
Life Sciences Tools & Services .............................. — 10,193,600 — 10,193,600
Machinery ............................................ — 38,141,900 — 38,141,900
Marine Transportation .................................... — 2,013,332 — 2,013,332
Media ............................................... — 117,816,314 — 117,816,314
Metals & Mining ........................................ — 61,022,815 — 61,022,815
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,794,365 — 2,794,365
Multi-Utilities .......................................... — 18,567,358 — 18,567,358
Office REITs .......................................... — 5,203,964 — 5,203,964
Oil, Gas & Consumable Fuels ............................... — 252,979,809 — 252,979,809
Paper & Forest Products .................................. — 3,630,168 — 3,630,168
Passenger Airlines ...................................... — 28,161,345 — 28,161,345
Personal Care Products .................................. — 3,446,562 — 3,446,562
Pharmaceuticals ....................................... — 47,786,927 — 47,786,927
Professional Services .................................... — 12,051,759 — 12,051,759
Real Estate Management & Development ....................... — 19,529,891 — 19,529,891
Residential REITs ....................................... — 1,015,471 — 1,015,471
Retail REITs .......................................... — 8,684,817 — 8,684,817
Semiconductors & Semiconductor Equipment .................... — 29,647,548 — 29,647,548
Software ............................................. — 108,367,945 — 108,367,945
Specialized REITs ...................................... — 19,102,358 — 19,102,358
Specialty Retail ........................................ — 41,119,600 — 41,119,600
Technology Hardware, Storage & Peripherals .................... — 12,361,782 — 12,361,782
Textiles, Apparel & Luxury Goods ............................ — 4,239,178 — 4,239,178
Tobacco ............................................. — 6,154,489 — 6,154,489
Trading Companies & Distributors ............................ — 37,466,712 — 37,466,712
Transportation Infrastructure ............................... — 3,474,222 — 3,474,222
Water Utilities ......................................... — 286,037 — 286,037
Wireless Telecommunication Services ......................... — 47,833,956 — 47,833,956
Equity-Linked Notes ...................................... — 1,465,698,806 — 1,465,698,806
Fixed Rate Loan Interests .................................. — 1,209,373 — 1,209,373
Floating Rate Loan Interests
Aerospace & Defense .................................... — 16,307,820 — 16,307,820
Automobile Components .................................. — 3,974,830 — 3,974,830
Automobiles .......................................... — 1,721,584 — 1,721,584
Beverages ........................................... — 6,072,235 — 6,072,235
Broadline Retail ........................................ — 7,482,153 405,776 7,887,929
Building Products ....................................... — 6,533,179 — 6,533,179
Capital Markets ........................................ — 13,105,922 — 13,105,922
Chemicals ............................................ — 22,420,970 1,182,038 23,603,008
Commercial Services & Supplies ............................. — 23,558,086 — 23,558,086
Communications Equipment ................................ — 2,058,504 — 2,058,504
Construction & Engineering ................................ — 6,407,490 13,952,582 20,360,072
Construction Materials .................................... — 5,667,877 — 5,667,877
Consumer Staples Distribution & Retail ........................ — 2,250,140 12,202,124 14,452,264
Containers & Packaging .................................. — 6,929,818 — 6,929,818
Distributors ........................................... — 1,551,044 — 1,551,044
Diversified Consumer Services .............................. — 13,838,253 — 13,838,253
Diversified REITs ....................................... — 912,787 — 912,787
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 21,144,784 $ — $ 21,144,784
Electrical Equipment ..................................... — 1,483,534 — 1,483,534
Electronic Equipment, Instruments & Components ................. — 1,064,054 — 1,064,054
Energy Equipment & Services .............................. — 219,395 28,751 248,146
Entertainment ......................................... — 26,870,259 — 26,870,259
Financial Services ...................................... — 23,621,190 125,393,035 149,014,225
Food Products ......................................... — 19,941,123 — 19,941,123
Ground Transportation ................................... — 3,859,178 — 3,859,178
Health Care Equipment & Supplies ........................... — 10,682,578 932,993 11,615,571
Health Care Providers & Services ............................ — 10,796,517 — 10,796,517
Health Care Technology .................................. — 10,526,986 — 10,526,986
Hotels, Restaurants & Leisure .............................. — 36,407,334 6,495,875 42,903,209
Household Durables ..................................... — 9,806,009 — 9,806,009
Household Products ..................................... — 609,397 — 609,397
Independent Power and Renewable Electricity Producers ............ — 2,428,640 — 2,428,640
Insurance ............................................ — 23,701,169 — 23,701,169
Interactive Media & Services ............................... — 5,638,685 — 5,638,685
IT Services ........................................... — 16,886,426 — 16,886,426
Leisure Products ....................................... — 1,227,057 — 1,227,057
Life Sciences Tools & Services .............................. — 12,483,729 — 12,483,729
Machinery ............................................ — 25,118,358 — 25,118,358
Media ............................................... — 12,777,582 2,250,465 15,028,047
Oil, Gas & Consumable Fuels ............................... — 9,846,043 — 9,846,043
Passenger Airlines ...................................... — 13,330,874 — 13,330,874
Personal Care Products .................................. — 6,078,035 — 6,078,035
Pharmaceuticals ....................................... — 9,734,048 1,185,482 10,919,530
Professional Services .................................... — 21,883,464 — 21,883,464
Real Estate Management & Development ....................... — 2,388,513 — 2,388,513
Semiconductors & Semiconductor Equipment .................... — 2,442,119 — 2,442,119
Software ............................................. — 54,749,013 908,327 55,657,340
Specialty Retail ........................................ — 9,690,600 178,165 9,868,765
Textiles, Apparel & Luxury Goods ............................ — 852,257 498,950 1,351,207
Trading Companies & Distributors ............................ — 7,483,777 2,137,951 9,621,728
Transportation Infrastructure ............................... — 2,674,415 1,252,480 3,926,895
Wireless Telecommunication Services ......................... — 3,029,645 — 3,029,645
Foreign Agency Obligations ................................. — 68,084,773 — 68,084,773
Foreign Government Obligations .............................. — 114,950,346 — 114,950,346
Investment Companies .................................... 431,690,811 — — 431,690,811
Non-Agency Mortgage-Backed Securities ........................ — 660,766,631 7,906,829 668,673,460
Preferred Securities
Banks ............................................... 7,685,925 29,464,351 — 37,150,276
Capital Markets ........................................ — 29,494,594 — 29,494,594
Commercial Services & Supplies ............................. — 12,325,366 — 12,325,366
Consumer Finance ...................................... — 38,559,799 — 38,559,799
Electric Utilities ........................................ — 18,102,022 — 18,102,022
Independent Power and Renewable Electricity Producers ............ — 1,754,737 — 1,754,737
Insurance ............................................ — 8,580,184 — 8,580,184
Multi-Utilities .......................................... — 8,638,436 — 8,638,436
Oil, Gas & Consumable Fuels ............................... — 28,368,474 — 28,368,474
Technology Hardware, Storage & Peripherals .................... — 21,772,984 — 21,772,984
U.S. Government Sponsored Agency Securities .................... — 3,802,328 — 3,802,328
Warrants .............................................. 31,731 — — 31,731
Short-Term Securities
Money Market Funds ...................................... 369,743,080 — — 369,743,080
U.S. Treasury Obligations ................................... — 2,076,803 — 2,076,803
Options Purchased
Equity contracts .......................................... 75,972 16,312,689 — 16,388,661
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (165,115) (165,115)
$ 2,298,987,107 $ 9,061,979,661 $ 186,214,463 $ 11,547,181,231
Investments valued at NAV
(b)
...................................... 80,302,216
$ 11,627,483,447
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 464,167 $ — $ 464,167
Equity contracts ........................................... 2,512,243 993,346 — 3,505,589
Foreign currency exchange contracts ............................ 5,351,230 9,659,479 — 15,010,709
Interest rate contracts ....................................... 837,073 — — 837,073
Liabilities
Credit contracts ........................................... — (56,281) — (56,281)
Equity contracts ........................................... (495,298) (2,365,460) — (2,860,758)
Foreign currency exchange contracts ............................ — (1,534,910) — (1,534,910)
Interest rate contracts ....................................... (58,320,520) — — (58,320,520)
$ (50,115,272) $ 7,160,341 $ — $ (42,954,931)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ....................................... $ 2,509,652 $ 2,686,089 $ 1 $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ................................................. — — — 3,848,306 — — 3,848,306
Transfers out of Level 3 ................................................ (260,192) — (1) (9,089,559) — — (9,349,752)
Accrued discounts/premiums ............................................. — — 10,072 26,807 (53,235) — (16,356)
Net realized gain (loss) ................................................ 61 (2,476,242) — 18,103 — — (2,458,078)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... 1,555 808,617 (421,473) (933,375) 68,772 103,009 (372,895)
Purchases ......................................................... — 436,612 7,143,908 3,343,109 8,668,000 — 19,591,629
Sales ............................................................ (2,047) (968,857) — (12,340,303) (8,668,000) — (21,979,207)
Closing balance, as of September 30, 2023 ...................................
$ 2,249,029 $ 486,219 $ 6,732,507 $ 169,004,994 $ 7,906,829 $ (165,115) $ 186,214,463
Net change in unrealized appreciation (depreciation) on investments still held at September 30,
2023
(b)
.........................................................
$ 1,555 $ 808,617 $ (423,690) $ (933,375) $ (799,743) $ 103,009 $ (1,243,627)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Multi-Asset Income Portfolio

Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate